UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)
Alta Quality Growth Fund

Institutional Class (AQLGX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Alta Quality Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=aqgf?. You can also request this information by contacting us at (800) 957-0681.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.79%

How did the Fund perform during the reporting period?

For the year ended September 30, 2024, the market experienced remarkable growth, driven primarily by a small group of large-cap technology companies. The "Magnificent Seven" tech giants (NVIDIA, Meta, Tesla, Amazon, Google, Microsoft, and Apple) contributed a great majority of the market’s return. Their outsized performance, driven largely by the explosion in artificial intelligence (AI) investments, masked weaker performance across a broader range of sectors. As of mid-2024, nearly 80% of companies in the S&P 500 underperformed the index, highlighting a narrow market rally. By July, market breadth remained narrow, with only a handful of firms contributing to the index’s gains. By September, however, the rally began to broaden, with 67% of S&P 500 stocks outperforming the index in the third quarter, signaling a healthier market environment.

The Alta Quality Growth Fund (AQLGX) delivered a solid absolute return of 27.33% for the year ended September 30, 2024. While AQLGX benefited from its large allocation to information technology, with holdings like Microsoft and Apple delivering strong returns, its smaller exposure to the top AI leaders held back some performance.

In terms of sector attribution, the Fund's most substantial contributors were Technology, Consumer Discretionary, and Financials. Technology holdings such as Microsoft, Apple, and Alphabet boosted returns, while Financials and Consumer Discretionary also performed well, supported by stocks like Fiserv and Amazon. However, negative contributions came from the Fund's positions in Consumer Staples and Health Care, and an underweight in Industrials, which limited the upside.

Overall, AQLGX's focus on quality and growth delivered solid returns. Despite the narrow market challenges, the Fund's targeting of high-quality, growth-oriented companies helped it navigate the year with solid gains.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Alta Quality Growth Fund - I
S&P 500® Index
Russell 1000® Growth Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$30,447
$25,308
$20,308
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Alta Quality Growth Fund - I	S&P 500® Index	Russell 1000® Growth Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$12,570	$12,061	$12,369
Sep-2020	$14,194	$13,888	$17,011
Sep-2021	$18,163	$18,055	$21,658
Sep-2022	$13,177	$15,261	$16,766
Sep-2023	$15,949	$18,561	$21,413
Sep-2024	$20,308	$25,308	$30,447

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
Alta Quality Growth Fund - I	27.33%	10.07%	13.04%
Russell 1000® Growth Index	42.19%	19.74%	21.24%
S&P 500® Index	36.35%	15.98%	17.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$65,926,550
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$254,861
Portfolio Turnover	27%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
42.3%
Consumer Discretionary
18.4%
Health Care
15.2%
Communications
11.9%
Financials
4.5%
Industrials
2.9%
Materials
2.5%
Other Assets in Excess of Liabilities
2.3%

Value	Value
Other Assets in Excess of Liabilities	2.3%
Materials	2.5%
Industrials	2.9%
Financials	4.5%
Communications	11.9%
Health Care	15.2%
Consumer Discretionary	18.4%
Technology	42.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	6.7%
Alphabet, Inc., Class A	6.5%
Amazon.com, Inc.	5.3%
Adobe Systems, Inc.	4.5%
UnitedHealth Group, Inc.	4.1%
Fiserv, Inc.	3.7%
Autodesk, Inc.	3.7%
Home Depot, Inc. (The)	3.5%
MasterCard, Inc., Class A	3.5%

Material Fund Changes

Effective July 1, 2024, Guardian Capital LP ("Guardian Capital LP") began serving as the Fund's investment adviser and Alta Capital Management, LLC ("Alta Capital"), began serving as the Fund's investment subadviser. Prior to July 1, 2024, and since the Fund’s inception on December 19, 2018, Alta Capital had served as the Fund's investment adviser. Neither the portfolio managers of the Fund nor the Fund’s investment strategies and risks changed as a result of the change in Fund structure to a subadvisory model or the change in the Fund’s named investment adviser. Up and until July 1, 2024, Alta Capital was a direct wholly-owned subsidiary of Guardian Capital LLC (a US domiciled entity) and an indirect wholly-owned subsidiary of Guardian Capital LP. On July 2, 2024, as a result another corporate restructuring, Alta Capital’s indirect corporate parent changed from Guardian Capital LP to Guardian Innovations Inc., while its direct corporate parent, Guardian Capital LLC, did not change. Guardian Capital LP, Alta Capital, Guardian Capital LLC and Guardian Innovations Inc. all remain under the common control of Guardian Capital Group and as such are corporate affiliates.

Alta Quality Growth Fund - Institutional (AQLGX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/altacapital/?fund=aqgf?), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-AQLGX

FullerThaler Behavioral Micro-Cap Equity Fund

Institutional Shares (FTMSX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Micro-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$134	1.32%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Micro-Cap Equity Fund – Institutional Share Class (FTMSX) returned 3.72% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell Microcap® Index (the “Index”), returned 24.61% for the period.

This past year, our Fund owned on average 63 micro-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.The main driver of our performance relative to the overall US stock market is how micro-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US micro caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US micro-cap stocks—and the market went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual micro-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the materials and the energy sector contributed to performance relative to the Index. The Fund’s overweight in the energy sector and underweight in the health care sector, as well as the security selection in the informational technology and the financials sectors, detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and energy sectors, while its largest sector underweights compared to the Index were in the health care and financials sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Micro-Cap Equity Fund - Institutional
Russell 1000 Equal Weight Index Total Return
Russell Microcap® Index
$20,000
$15,000
$10,000
$5,000
$0
$19,645
$16,322
$14,166
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Micro-Cap Equity Fund - Institutional	Russell 1000 Equal Weight Index Total Return	Russell Microcap® Index
Dec-2018	$10,000	$10,000	$10,001
Sep-2019	$10,850	$11,730	$10,879
Sep-2020	$9,344	$12,049	$11,362
Sep-2021	$18,161	$17,026	$18,301
Sep-2022	$12,373	$14,352	$13,276
Sep-2023	$13,658	$15,792	$13,097
Sep-2024	$14,166	$19,645	$16,322

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 28, 2018)
FullerThaler Behavioral Micro-Cap Equity Fund - Institutional	3.72%	5.48%	6.24%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.45%
Russell Microcap® Index	24.61%	8.45%	8.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$19,069,504
Number of Portfolio Holdings	64
Advisory Fee (net of waivers)	$120,663
Portfolio Turnover	86%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
24.9%
Health Care
14.9%
Technology
14.1%
Industrials
11.7%
Communications
9.4%
Energy
7.5%
Consumer Staples
7.0%
Financials
5.1%
Real Estate
3.0%
Materials
2.0%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Materials	2.0%
Real Estate	3.0%
Financials	5.1%
Consumer Staples	7.0%
Energy	7.5%
Communications	9.4%
Industrials	11.7%
Technology	14.1%
Health Care	14.9%
Consumer Discretionary	24.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Micro-Cap Equity Fund - Institutional (FTMSX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTMSX

FullerThaler Behavioral Mid-Cap Equity Fund

Institutional Shares (FTHMX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Equity Fund for the period of October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.80%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Equity Fund – Institutional Share Class (FTHMX) returned 28.13% for the period since its inception on October 2, 2024, until September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 26.38% for the same period and the performance benchmark, the Russell Midcap® Index (the “Index”), returned 30.92% for the period.

This past year, our Fund owned on average 91 small-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how mid-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US mid-caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US mid-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual mid-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to our Index is our stock picking.

The Fund’s security selection in the financials and industrials sectors contributed to performance relative to the Index. The Fund’s security selection in the materials, information technology and energy sectors detracted from performance relative to the Index. The Fund’s largest sector overweights compared to the Index were in the industrials and the consumer discretionary sectors, while its largest sector underweights compared to the Index were in the real estate and utilities sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Mid-Cap Equity Fund - Institutional
Russell 1000 Equal Weight Index Total Return
Russell Midcap® Index
$14,000
$13,000
$12,000
$11,000
$10,000
$13,092
$12,813
$12,638
Oct-2023
Sep-2024

	FullerThaler Behavioral Mid-Cap Equity Fund - Institutional	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Index
Oct-2023	$10,000	$10,000	$10,000
Sep-2024	$12,813	$12,638	$13,092

Average Annual Total Returns

Since Inception (October 2, 2023)
FullerThaler Behavioral Mid-Cap Equity Fund - Institutional	28.13%
Russell 1000 Equal Weight Index Total Return	26.38%
Russell Midcap® Index	30.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$65,395,275
Number of Portfolio Holdings	90
Advisory Fee (net of waivers)	$32,730
Portfolio Turnover	13%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
19.1%
Consumer Discretionary
17.2%
Technology
14.1%
Health Care
13.7%
Financials
8.0%
Materials
7.9%
Consumer Staples
6.1%
Energy
5.7%
Real Estate
2.8%
Communications
2.3%
Utilities
0.4%
Other Assets in Excess of Liabilities
2.7%

Value	Value
Other Assets in Excess of Liabilities	2.7%
Utilities	0.4%
Communications	2.3%
Real Estate	2.8%
Energy	5.7%
Consumer Staples	6.1%
Materials	7.9%
Financials	8.0%
Health Care	13.7%
Technology	14.1%
Consumer Discretionary	17.2%
Industrials	19.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Mid-Cap Equity Fund - Institutional (FTHMX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTHMX

FullerThaler Behavioral Mid-Cap Value Fund

A Shares (FTVAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$136	1.20%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Value Fund – A Share Class (FTVAX) returned 27.37% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell Midcap® Value Index (the “Index”), returned 29.01% for the period.

During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures in the first half of 2023: the SPDR S&P Regional Banking ETF returned 39.79%. The Fund’s overweight to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index. Momentum was the strongest-performing factor. With its contrarian value approach, the Fund had negative exposure to the momentum factor, which detracted 1.5% from performance relative to the Index.

The Fund’s average overweight in the financials sector and security selection in the materials sector contributed to performance relative to the Index. The Fund’s security selection in the health care and industrials sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the financials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.

FullerThaler looked for stocks that it believed were mispriced based on behavioral biases. We generally utilize a three-pronged approach that include: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Mid-Cap Value Fund - A
Russell 1000 Equal Weight Index Total Return
Russell Midcap® Value Index
$12,500
$11,000
$9,500
$8,000
$12,172
$11,514
$11,291
Mar-2022
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Mid-Cap Value Fund - A	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Value Index
Mar-2022	$9,425	$10,000	$10,000
Sep-2022	$8,324	$8,412	$8,496
Sep-2023	$8,865	$9,255	$9,434
Sep-2024	$11,291	$11,514	$12,172

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Mid-Cap Value Fund - A	27.37%	7.32%
Russell 1000 Equal Weight Index Total Return	24.40%	5.66%
Russell Midcap® Value Index	29.01%	7.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$365,196,895
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$2,154,619
Portfolio Turnover	33%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
21.9%
Technology
15.1%
Industrials
15.1%
Materials
12.7%
Real Estate
7.6%
Consumer Staples
5.7%
Health Care
4.9%
Utilities
4.5%
Energy
3.4%
Collateral for Securities Loaned
3.0%
Consumer Discretionary
2.7%
Other Assets in Excess of Liabilities
3.4%

Value	Value
Other Assets in Excess of Liabilities	3.4%
Consumer Discretionary	2.7%
Collateral for Securities Loaned	3.0%
Energy	3.4%
Utilities	4.5%
Health Care	4.9%
Consumer Staples	5.7%
Real Estate	7.6%
Materials	12.7%
Industrials	15.1%
Technology	15.1%
Financials	21.9%

Material Fund Changes

 FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the

Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

FullerThaler Behavioral Mid-Cap Value Fund - A (FTVAX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTVAX

FullerThaler Behavioral Mid-Cap Value Fund

C Shares (FTVCX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$193	1.70%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Value Fund – C Share Class (FTVCX) returned 26.72% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell Midcap® Value Index (the “Index”), returned 29.01% for the period.

During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures in the first half of 2023: the SPDR S&P Regional Banking ETF returned 39.79%. The Fund’s overweight to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index. Momentum was the strongest-performing factor. With its contrarian value approach, the Fund had negative exposure to the momentum factor, which detracted 1.5% from performance relative to the Index.

The Fund’s average overweight in the financials sector and security selection in the materials sector contributed to performance relative to the Index. The Fund’s security selection in the health care and industrials sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the financials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.

FullerThaler looked for stocks that it believed were mispriced based on behavioral biases. We generally utilize a three-pronged approach that include: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Mid-Cap Value Fund - C
Russell 1000 Equal Weight Index Total Return
Russell Midcap® Value Index
$12,500
$11,000
$9,500
$8,000
$12,172
$11,822
$11,514
Mar-2022
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Mid-Cap Value Fund - C	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Value Index
Mar-2022	$10,000	$10,000	$10,000
Sep-2022	$8,806	$8,412	$8,496
Sep-2023	$9,329	$9,255	$9,434
Sep-2024	$11,822	$11,514	$12,172

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Mid-Cap Value Fund - C	26.72%	6.76%
Russell 1000 Equal Weight Index Total Return	24.40%	5.66%
Russell Midcap® Value Index	29.01%	7.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$365,196,895
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$2,154,619
Portfolio Turnover	33%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Consumer Discretionary	2.7%
Collateral for Securities Loaned	3.0%
Energy	3.4%
Utilities	4.5%
Health Care	4.9%
Consumer Staples	5.7%
Real Estate	7.6%
Materials	12.7%
Industrials	15.1%
Technology	15.1%
Financials	21.9%

Material Fund Changes

 FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the

Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

FullerThaler Behavioral Mid-Cap Value Fund - C (FTVCX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTVCX

FullerThaler Behavioral Mid-Cap Value Fund

Institutional Shares (FTVSX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.80%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Value Fund – Institutional Share Class (FTVSX) returned 27.86% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell Midcap® Value Index (the “Index”), returned 29.01% for the period.

During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures in the first half of 2023: the SPDR S&P Regional Banking ETF returned 39.79%. The Fund’s overweight to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index. Momentum was the strongest-performing factor. With its contrarian value approach, the Fund had negative exposure to the momentum factor, which detracted 1.5% from performance relative to the Index.

The Fund’s average overweight in the financials sector and security selection in the materials sector contributed to performance relative to the Index. The Fund’s security selection in the health care and industrials sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the financials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.

FullerThaler looked for stocks that it believed were mispriced based on behavioral biases. We generally utilize a three-pronged approach that include: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Mid-Cap Value Fund - Institutional
Russell 1000 Equal Weight Index Total Return
Russell Midcap® Value Index
$19,500
$17,000
$14,500
$12,000
$9,500
$18,807
$17,807
$17,181
Dec-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Mid-Cap Value Fund - Institutional	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Value Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$10,280	$10,814	$10,344
Sep-2019	$10,803	$10,632	$10,510
Sep-2020	$9,667	$10,922	$9,743
Sep-2021	$14,804	$15,433	$13,873
Sep-2022	$13,767	$13,009	$11,993
Sep-2023	$14,709	$14,314	$13,317
Sep-2024	$18,807	$17,807	$17,181

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - Institutional	27.86%	11.73%	9.77%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell Midcap® Value Index	29.01%	10.33%	8.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$365,196,895
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$2,154,619
Portfolio Turnover	33%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Consumer Discretionary	2.7%
Collateral for Securities Loaned	3.0%
Energy	3.4%
Utilities	4.5%
Health Care	4.9%
Consumer Staples	5.7%
Real Estate	7.6%
Materials	12.7%
Industrials	15.1%
Technology	15.1%
Financials	21.9%

Material Fund Changes

 FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the

Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

Effective January 29, 2024, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 0.79% for the Institutional Shares of the Fund’s average daily net assets through January 31, 2025. Prior to January 29, 2024, the Fund’s total annual operating expense were contractually limited to 0.90% for the Institutional Shares.

FullerThaler Behavioral Mid-Cap Value Fund - Institutional (FTVSX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTVSX

FullerThaler Behavioral Mid-Cap Value Fund

Investor Shares (FTVNX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$131	1.15%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Value Fund – Investor Share Class (FTVNX) returned 27.44% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell Midcap® Value Index (the “Index”), returned 29.01% for the period.

During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures in the first half of 2023: the SPDR S&P Regional Banking ETF returned 39.79%. The Fund’s overweight to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index. Momentum was the strongest-performing factor. With its contrarian value approach, the Fund had negative exposure to the momentum factor, which detracted 1.5% from performance relative to the Index.

The Fund’s average overweight in the financials sector and security selection in the materials sector contributed to performance relative to the Index. The Fund’s security selection in the health care and industrials sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the financials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.

FullerThaler looked for stocks that it believed were mispriced based on behavioral biases. We generally utilize a three-pronged approach that include: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Mid-Cap Value Fund - Investor
Russell 1000 Equal Weight Index Total Return
Russell Midcap® Value Index
$19,500
$17,000
$14,500
$12,000
$9,500
$18,452
$17,807
$17,181
Dec-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Mid-Cap Value Fund - Investor	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Value Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$10,250	$10,814	$10,344
Sep-2019	$10,747	$10,632	$10,510
Sep-2020	$9,594	$10,922	$9,743
Sep-2021	$14,651	$15,433	$13,873
Sep-2022	$13,592	$13,009	$11,993
Sep-2023	$14,479	$14,314	$13,317
Sep-2024	$18,452	$17,807	$17,181

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - Investor	27.44%	11.42%	9.46%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell Midcap® Value Index	29.01%	10.33%	8.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$365,196,895
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$2,154,619
Portfolio Turnover	33%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Consumer Discretionary	2.7%
Collateral for Securities Loaned	3.0%
Energy	3.4%
Utilities	4.5%
Health Care	4.9%
Consumer Staples	5.7%
Real Estate	7.6%
Materials	12.7%
Industrials	15.1%
Technology	15.1%
Financials	21.9%

Material Fund Changes

 FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the

Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

FullerThaler Behavioral Mid-Cap Value Fund - Investor (FTVNX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTVNX

FullerThaler Behavioral Mid-Cap Value Fund

R6 Shares (FTVZX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$81	0.71%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Mid-Cap Value Fund – R6 Share Class (FTVZX) returned 28.00% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell Midcap® Value Index (the “Index”), returned 29.01% for the period.

During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures in the first half of 2023: the SPDR S&P Regional Banking ETF returned 39.79%. The Fund’s overweight to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index. Momentum was the strongest-performing factor. With its contrarian value approach, the Fund had negative exposure to the momentum factor, which detracted 1.5% from performance relative to the Index.

The Fund’s average overweight in the financials sector and security selection in the materials sector contributed to performance relative to the Index. The Fund’s security selection in the health care and industrials sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the financials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.

FullerThaler looked for stocks that it believed were mispriced based on behavioral biases. We generally utilize a three-pronged approach that include: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Mid-Cap Value Fund - R6
Russell 1000 Equal Weight Index Total Return
Russell Midcap® Value Index
$19,500
$17,000
$14,500
$12,000
$9,500
$18,931
$17,807
$17,181
Dec-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Mid-Cap Value Fund - R6	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Value Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$10,280	$10,814	$10,344
Sep-2019	$10,818	$10,632	$10,510
Sep-2020	$9,691	$10,922	$9,743
Sep-2021	$14,854	$15,433	$13,873
Sep-2022	$13,830	$13,009	$11,993
Sep-2023	$14,790	$14,314	$13,317
Sep-2024	$18,931	$17,807	$17,181

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - R6	28.00%	11.84%	9.88%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell Midcap® Value Index	29.01%	10.33%	8.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$365,196,895
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$2,154,619
Portfolio Turnover	33%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Consumer Discretionary	2.7%
Collateral for Securities Loaned	3.0%
Energy	3.4%
Utilities	4.5%
Health Care	4.9%
Consumer Staples	5.7%
Real Estate	7.6%
Materials	12.7%
Industrials	15.1%
Technology	15.1%
Financials	21.9%

Material Fund Changes

 FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the

Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

Effective January 29, 2024, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 0.69% for the R6 Shares, of the Fund’s average daily net assets through January 31, 2025. Prior to January 29, 2024, the Fund’s total annual operating expenses were contractually limited to 0.75% for the R6 Shares.

FullerThaler Behavioral Mid-Cap Value Fund - R6 (FTVZX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTVZX

FullerThaler Behavioral Small-Cap Equity Fund

A Shares (FTHAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$122	1.04%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Equity Fund – A Share Class (FTHAX) returned 35.36% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2000® Index (the “Index”), returned 26.76% for the period.

This past year, our Fund owned on average 116 small-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the industrials and consumer discretionary sectors, as well as the underweight in the energy sector, contributed to performance relative to the Index. The Fund’s security selection in the information technology sector detracted from performance relative to the Index. The Fund’s largest sector overweights compared to the Index were in the industrials and consumer discretionary sectors, while its largest sector underweights compared to the Index were in the information technology and the health care sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small-Cap Equity Fund - A
Russell 1000 Equal Weight Index Total Return
Russell 2000® Total Return Index
$30,000
$20,000
$10,000
$0
$23,330
$19,432
$17,889
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small-Cap Equity Fund - A	Russell 1000 Equal Weight Index Total Return	Russell 2000® Total Return Index
Dec-2018	$9,425	$10,000	$10,000
Sep-2019	$11,244	$11,602	$11,422
Sep-2020	$10,984	$11,918	$11,467
Sep-2021	$16,344	$16,841	$16,934
Sep-2022	$14,521	$14,196	$12,955
Sep-2023	$17,235	$15,620	$14,112
Sep-2024	$23,330	$19,432	$17,889

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Equity Fund - A	35.36%	15.72%	16.97%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.18%
Russell 2000® Total Return Index	26.76%	9.39%	10.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$10,391,676,636
Number of Portfolio Holdings	125
Advisory Fee	$51,828,969
Portfolio Turnover	41%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
30.1%
Financials
13.9%
Technology
11.4%
Consumer Discretionary
10.8%
Health Care
10.4%
Materials
8.0%
Energy
4.3%
Communications
2.5%
Money Market Funds
2.5%
Consumer Staples
2.4%
Real Estate
1.3%
Collateral for Securities Loaned
0.8%
Utilities
0.1%
Other Assets in Excess of Liabilities
1.5%

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.1%
Collateral for Securities Loaned	0.8%
Real Estate	1.3%
Consumer Staples	2.4%
Money Market Funds	2.5%
Communications	2.5%
Energy	4.3%
Materials	8.0%
Health Care	10.4%
Consumer Discretionary	10.8%
Technology	11.4%
Financials	13.9%
Industrials	30.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Small-Cap Equity Fund - A (FTHAX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTHAX

FullerThaler Behavioral Small-Cap Equity Fund

C Shares (FTYCX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$191	1.63%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Equity Fund – C Share Class (FTYCX) returned 34.59% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2000® Index (the “Index”), returned 26.76% for the period.

This past year, our Fund owned on average 116 small-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the industrials and consumer discretionary sectors, as well as the underweight in the energy sector, contributed to performance relative to the Index. The Fund’s security selection in the information technology sector detracted from performance relative to the Index. The Fund’s largest sector overweights compared to the Index were in the industrials and consumer discretionary sectors, while its largest sector underweights compared to the Index were in the information technology and the health care sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small Cap Eq - C
Russell 1000 Equal Weight Index Total Return
Russell 2000® Total Return Index
$30,000
$20,000
$10,000
$23,904
$19,432
$17,889
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small Cap Eq - C	Russell 1000 Equal Weight Index Total Return	Russell 2000® Total Return Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$11,872	$11,602	$11,422
Sep-2020	$11,522	$11,918	$11,467
Sep-2021	$17,050	$16,841	$16,934
Sep-2022	$15,054	$14,196	$12,955
Sep-2023	$17,760	$15,620	$14,112
Sep-2024	$23,904	$19,432	$17,889

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small Cap Eq - C	34.59%	15.02%	16.27%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.18%
Russell 2000® Total Return Index	26.76%	9.39%	10.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$10,391,676,636
Number of Portfolio Holdings	125
Advisory Fee	$51,828,969
Portfolio Turnover	41%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.1%
Collateral for Securities Loaned	0.8%
Real Estate	1.3%
Consumer Staples	2.4%
Money Market Funds	2.5%
Communications	2.5%
Energy	4.3%
Materials	8.0%
Health Care	10.4%
Consumer Discretionary	10.8%
Technology	11.4%
Financials	13.9%
Industrials	30.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Small-Cap Equity Fund - C (FTYCX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTYCX

FullerThaler Behavioral Small-Cap Equity Fund

Institutional Shares (FTHSX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.76%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Equity Fund – Institutional Share Class (FTHSX) returned 35.75% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2000® Index (the “Index”), returned 26.76% for the period.

This past year, our Fund owned on average 116 small-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small-cap stocks—and the market, our benchmark and the fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the industrials and consumer discretionary sectors, as well as the underweight in the energy sector, contributed to performance relative to the Index. The Fund’s security selection in the information technology sector detracted from performance relative to the Index. The Fund’s largest sector overweights compared to the Index were in the industrials and consumer discretionary sectors, while its largest sector underweights compared to the Index were in the information technology and the health care sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small-Cap Equity Fund - Institutional
Russell 2000® Total Return Index
Russell 1000 Equal Weight Index Total Return
$40,000
$30,000
$20,000
$10,000
$0
$33,141
$24,112
$23,210
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small-Cap Equity Fund - Institutional	Russell 2000® Total Return Index	Russell 1000 Equal Weight Index Total Return
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,062	$10,125	$9,592
Sep-2016	$11,658	$11,691	$11,207
Sep-2017	$14,945	$14,115	$12,821
Sep-2018	$16,528	$16,266	$14,642
Sep-2019	$15,758	$14,820	$14,397
Sep-2020	$15,425	$14,878	$14,789
Sep-2021	$23,020	$21,972	$20,897
Sep-2022	$20,510	$16,809	$17,616
Sep-2023	$24,413	$18,310	$19,382
Sep-2024	$33,141	$23,210	$24,112

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - Institutional	35.75%	16.03%	12.73%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	9.20%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$10,391,676,636
Number of Portfolio Holdings	125
Advisory Fee	$51,828,969
Portfolio Turnover	41%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.1%
Collateral for Securities Loaned	0.8%
Real Estate	1.3%
Consumer Staples	2.4%
Money Market Funds	2.5%
Communications	2.5%
Energy	4.3%
Materials	8.0%
Health Care	10.4%
Consumer Discretionary	10.8%
Technology	11.4%
Financials	13.9%
Industrials	30.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Small-Cap Equity Fund - Institutional (FTHSX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTHSX

FullerThaler Behavioral Small-Cap Equity Fund

Investor Shares (FTHNX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$124	1.05%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Equity Fund – Investor Share Class (FTHNX) returned 35.36% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2000® Index (the “Index”), returned 26.76% for the period.

This past year, our Fund owned on average 116 small-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the industrials and consumer discretionary sectors, as well as the underweight in the energy sector, contributed to performance relative to the Index. The Fund’s security selection in the information technology sector detracted from performance relative to the Index. The Fund’s largest sector overweights compared to the Index were in the industrials and consumer discretionary sectors, while its largest sector underweights compared to the Index were in the information technology and the health care sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small-Cap Equity Fund - Investor
Russell 2000® Total Return Index
Russell 1000 Equal Weight Index Total Return
$40,000
$30,000
$20,000
$10,000
$0
$32,356
$24,112
$23,210
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small-Cap Equity Fund - Investor	Russell 2000® Total Return Index	Russell 1000 Equal Weight Index Total Return
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,044	$10,125	$9,592
Sep-2016	$11,625	$11,691	$11,207
Sep-2017	$14,876	$14,115	$12,821
Sep-2018	$16,416	$16,266	$14,642
Sep-2019	$15,614	$14,820	$14,397
Sep-2020	$15,238	$14,878	$14,789
Sep-2021	$22,674	$21,972	$20,897
Sep-2022	$20,146	$16,809	$17,616
Sep-2023	$23,903	$18,310	$19,382
Sep-2024	$32,356	$23,210	$24,112

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - Investor	35.36%	15.69%	12.46%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	9.20%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$10,391,676,636
Number of Portfolio Holdings	125
Advisory Fee	$51,828,969
Portfolio Turnover	41%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.1%
Collateral for Securities Loaned	0.8%
Real Estate	1.3%
Consumer Staples	2.4%
Money Market Funds	2.5%
Communications	2.5%
Energy	4.3%
Materials	8.0%
Health Care	10.4%
Consumer Discretionary	10.8%
Technology	11.4%
Financials	13.9%
Industrials	30.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Small-Cap Equity Fund - Investor (FTHNX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTHNX

FullerThaler Behavioral Small-Cap Equity Fund

R6 Shares (FTHFX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.63%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Equity Fund – R6 Share Class (FTHFX) returned 35.90% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2000® Index (the “Index”), returned 26.76% for the period.

This past year, our Fund owned on average 116 small-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the industrials and consumer discretionary sectors, as well as the underweight in the energy sector, contributed to performance relative to the Index. The Fund’s security selection in the information technology sector detracted from performance relative to the Index. The Fund’s largest sector overweights compared to the Index were in the industrials and consumer discretionary sectors, while its largest sector underweights compared to the Index were in the information technology and the health care sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small-Cap Equity Fund - R6
Russell 2000® Total Return Index
Russell 1000 Equal Weight Index Total Return
$40,000
$30,000
$20,000
$10,000
$0
$33,544
$24,112
$23,210
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small-Cap Equity Fund - R6	Russell 2000® Total Return Index	Russell 1000 Equal Weight Index Total Return
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,075	$10,125	$9,592
Sep-2016	$11,700	$11,691	$11,207
Sep-2017	$15,018	$14,115	$12,821
Sep-2018	$16,622	$16,266	$14,642
Sep-2019	$15,868	$14,820	$14,397
Sep-2020	$15,548	$14,878	$14,789
Sep-2021	$23,225	$21,972	$20,897
Sep-2022	$20,714	$16,809	$17,616
Sep-2023	$24,682	$18,310	$19,382
Sep-2024	$33,544	$23,210	$24,112

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - R6	35.90%	16.15%	12.87%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	9.20%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$10,391,676,636
Number of Portfolio Holdings	125
Advisory Fee	$51,828,969
Portfolio Turnover	41%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.1%
Collateral for Securities Loaned	0.8%
Real Estate	1.3%
Consumer Staples	2.4%
Money Market Funds	2.5%
Communications	2.5%
Energy	4.3%
Materials	8.0%
Health Care	10.4%
Consumer Discretionary	10.8%
Technology	11.4%
Financials	13.9%
Industrials	30.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Small-Cap Equity Fund - R6 (FTHFX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTHFX

FullerThaler Behavioral Small-Cap Growth Fund

A Shares (FTXAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$154	1.30%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Growth Fund – A Share Class (FTXAX) returned 36.80% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2000® Growth Index (the “Index”), returned 27.66% for the period.

This past year, our Fund owned on average 56 small-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the consumer discretionary, industrials, and information technology sectors contributed to performance relative to the Index. The Fund’s security selection in the health care and financials sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer staples and the information technology sectors, while its largest sector underweights compared to the Index were in the industrials and financials sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small-Cap Growth Fund - A
Russell 1000 Equal Weight Index Total Return
Russell 2000® Growth Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,744
$19,432
$17,684
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small-Cap Growth Fund - A	Russell 1000 Equal Weight Index Total Return	Russell 2000® Growth Index
Dec-2018	$9,423	$10,000	$10,000
Sep-2019	$10,385	$11,602	$11,589
Sep-2020	$13,386	$11,918	$13,410
Sep-2021	$20,827	$16,841	$17,871
Sep-2022	$14,833	$14,196	$12,640
Sep-2023	$18,088	$15,620	$13,852
Sep-2024	$24,744	$19,432	$17,684

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Growth Fund - A	36.80%	18.96%	18.18%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.18%
Russell 2000® Growth Index	27.66%	8.82%	10.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$1,917,713,533
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$7,465,300
Portfolio Turnover	82%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
31.0%
Consumer Discretionary
24.5%
Health Care
15.4%
Industrials
10.0%
Consumer Staples
9.9%
Materials
2.0%
Collateral for Securities Loaned
1.7%
Financials
1.7%
Communications
1.4%
Energy
1.3%
Other Assets in Excess of Liabilities
1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
Energy	1.3%
Communications	1.4%
Financials	1.7%
Collateral for Securities Loaned	1.7%
Materials	2.0%
Consumer Staples	9.9%
Industrials	10.0%
Health Care	15.4%
Consumer Discretionary	24.5%
Technology	31.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Small-Cap Growth Fund - A (FTXAX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTXAX

FullerThaler Behavioral Small-Cap Growth Fund

C Shares (FTXCX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$212	1.80%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Growth Fund – C Share Class (FTXCX) returned 36.10% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2000® Growth Index (the “Index”), returned 27.66% for the period.

This past year, our Fund owned on average 56 small-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the consumer discretionary, industrials, and information technology sectors contributed to performance relative to the Index. The Fund’s security selection in the health care and financials sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer staples and the information technology sectors, while its largest sector underweights compared to the Index were in the industrials and financials sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small-Cap Growth Fund - C
Russell 1000 Equal Weight Index Total Return
Russell 2000® Growth Index
$30,000
$20,000
$10,000
$0
$25,522
$19,432
$17,684
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small-Cap Growth Fund - C	Russell 1000 Equal Weight Index Total Return	Russell 2000® Growth Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$10,980	$11,602	$11,589
Sep-2020	$14,089	$11,918	$13,410
Sep-2021	$21,807	$16,841	$17,871
Sep-2022	$15,457	$14,196	$12,640
Sep-2023	$18,752	$15,620	$13,852
Sep-2024	$25,522	$19,432	$17,684

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Growth Fund - C	36.10%	18.38%	17.60%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.18%
Russell 2000® Growth Index	27.66%	8.82%	10.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$1,917,713,533
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$7,465,300
Portfolio Turnover	82%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Energy	1.3%
Communications	1.4%
Financials	1.7%
Collateral for Securities Loaned	1.7%
Materials	2.0%
Consumer Staples	9.9%
Industrials	10.0%
Health Care	15.4%
Consumer Discretionary	24.5%
Technology	31.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Small-Cap Growth Fund - C (FTXCX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTXCX

FullerThaler Behavioral Small-Cap Growth Fund

Institutional Shares (FTXSX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	0.96%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Growth Fund – Institutional Share Class (FTXSX) returned 37.24% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2000® Growth Index (the “Index”), returned 27.66% for the period.

This past year, our Fund owned on average 56 small-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the consumer discretionary, industrials, and information technology sectors contributed to performance relative to the Index. The Fund’s security selection in the health care and financials sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer staples and the information technology sectors, while its largest sector underweights compared to the Index were in the industrials and financials sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small-Cap Growth Fund - Institutional
Russell 1000 Equal Weight Index Total Return
Russell 2000® Growth Index
$30,000
$20,000
$10,000
$0
$26,266
$17,807
$15,885
Dec-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small-Cap Growth Fund - Institutional	Russell 1000 Equal Weight Index Total Return	Russell 2000® Growth Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$13,465	$10,814	$11,520
Sep-2019	$10,845	$10,632	$10,410
Sep-2020	$14,030	$10,922	$12,046
Sep-2021	$21,895	$15,433	$16,053
Sep-2022	$15,639	$13,009	$11,354
Sep-2023	$19,138	$14,314	$12,443
Sep-2024	$26,266	$17,807	$15,885

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - Institutional	37.24%	19.35%	15.32%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell 2000® Growth Index	27.66%	8.82%	7.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$1,917,713,533
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$7,465,300
Portfolio Turnover	82%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Energy	1.3%
Communications	1.4%
Financials	1.7%
Collateral for Securities Loaned	1.7%
Materials	2.0%
Consumer Staples	9.9%
Industrials	10.0%
Health Care	15.4%
Consumer Discretionary	24.5%
Technology	31.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Small-Cap Growth Fund - Institutional (FTXSX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTXSX

FullerThaler Behavioral Small-Cap Growth Fund

Investor Shares (FTXNX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$148	1.25%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Growth Fund – Investor Share Class (FTXNX) returned 36.85% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2000® Growth Index (the “Index”), returned 27.66% for the period.

This past year, our Fund owned on average 56 small-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the consumer discretionary, industrials, and information technology sectors contributed to performance relative to the Index. The Fund’s security selection in the health care and financials sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer staples and the information technology sectors, while its largest sector underweights compared to the Index were in the industrials and financials sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small-Cap Growth Fund - Investor
Russell 2000® Growth Index
Russell 1000 Equal Weight Index Total Return
$30,000
$20,000
$10,000
$0
$25,796
$17,807
$15,885
Dec-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small-Cap Growth Fund - Investor	Russell 2000® Growth Index	Russell 1000 Equal Weight Index Total Return
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$13,440	$11,520	$10,814
Sep-2019	$10,800	$10,410	$10,632
Sep-2020	$13,930	$12,046	$10,922
Sep-2021	$21,680	$16,053	$15,433
Sep-2022	$15,450	$11,354	$13,009
Sep-2023	$18,850	$12,443	$14,314
Sep-2024	$25,796	$15,885	$17,807

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - Investor	36.85%	19.02%	15.01%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell 2000® Growth Index	27.66%	8.82%	7.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$1,917,713,533
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$7,465,300
Portfolio Turnover	82%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Energy	1.3%
Communications	1.4%
Financials	1.7%
Collateral for Securities Loaned	1.7%
Materials	2.0%
Consumer Staples	9.9%
Industrials	10.0%
Health Care	15.4%
Consumer Discretionary	24.5%
Technology	31.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Small-Cap Growth Fund - Investor (FTXNX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTXNX

FullerThaler Behavioral Small-Cap Growth Fund

R6 Shares (FTXFX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$102	0.86%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Cap Growth Fund – R6 Share Class (FTXFX) returned 37.37% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2000® Growth Index (the “Index”), returned 27.66% for the period.

This past year, our Fund owned on average 56 small-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the consumer discretionary, industrials, and information technology sectors contributed to performance relative to the Index. The Fund’s security selection in the health care and financials sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer staples and the information technology sectors, while its largest sector underweights compared to the Index were in the industrials and financials sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small-Cap Growth Fund - R6
Russell 2000® Growth Index
Russell 1000 Equal Weight Index Total Return
$30,000
$20,000
$10,000
$0
$26,420
$17,807
$15,885
Dec-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small-Cap Growth Fund - R6	Russell 2000® Growth Index	Russell 1000 Equal Weight Index Total Return
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$13,475	$11,520	$10,814
Sep-2019	$10,865	$10,410	$10,632
Sep-2020	$14,060	$12,046	$10,922
Sep-2021	$21,960	$16,053	$15,433
Sep-2022	$15,706	$11,354	$13,009
Sep-2023	$19,233	$12,443	$14,314
Sep-2024	$26,420	$15,885	$17,807

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - R6	37.37%	19.45%	15.42%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell 2000® Growth Index	27.66%	8.82%	7.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$1,917,713,533
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$7,465,300
Portfolio Turnover	82%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Energy	1.3%
Communications	1.4%
Financials	1.7%
Collateral for Securities Loaned	1.7%
Materials	2.0%
Consumer Staples	9.9%
Industrials	10.0%
Health Care	15.4%
Consumer Discretionary	24.5%
Technology	31.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Small-Cap Growth Fund - R6 (FTXFX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTXFX

FullerThaler Behavioral Small–Mid Core Equity Fund

A Shares (FTSAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$143	1.26%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Mid Core Equity Fund – A Share Class (FTSAX) returned 27.43% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2500™ Index (the “Index”), returned 26.17% for the period.

This past year, our Fund owned on average 57 small- and mid-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small- and mid-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index. The Fund’s security selection in the consumer discretionary and the health care sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and the consumer staples sectors, while its largest sector underweights compared to the Index were in the health care and communication services sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small-Mid Core Equity Fund - A
Russell 1000 Equal Weight Index Total Return
Russell 2500® Index
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$11,793
$11,542
$11,514
Mar-2022
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small-Mid Core Equity Fund - A	Russell 1000 Equal Weight Index Total Return	Russell 2500® Index
Mar-2022	$9,424	$10,000	$10,000
Sep-2022	$7,663	$8,412	$8,399
Sep-2023	$9,058	$9,255	$9,347
Sep-2024	$11,542	$11,514	$11,793

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Small-Mid Core Equity Fund - A	27.43%	8.24%
Russell 1000 Equal Weight Index Total Return	24.40%	5.66%
Russell 2500® Index	26.17%	6.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$122,137,436
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$353,956
Portfolio Turnover	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 19.8%
Financials 17.7%
Real Estate 11.7%
Consumer Discretionary 9.1%
Materials 9.0%
Industrials 8.9%
Health Care 8.8%
Consumer Staples 7.5%
Energy 2.9%
Communications 1.0%
Utilities 0.2%
Other Assets in Excess of Liabilities 3.4%

Value	Value
Other Assets in Excess of Liabilities	3.4%
Utilities	0.2%
Communications	1.0%
Energy	2.9%
Consumer Staples	7.5%
Health Care	8.8%
Industrials	8.9%
Materials	9.0%
Consumer Discretionary	9.1%
Real Estate	11.7%
Financials	17.7%
Technology	19.8%

Material Fund Changes

FullerThaler has agreed to contractually waive its management fee of 0.80% for all share classes of the Small-Mid Core Equity Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

FullerThaler Behavioral Small–Mid Core Equity Fund - A (FTSAX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTSAX

FullerThaler Behavioral Small–Mid Core Equity Fund

Institutional Shares (FTSIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.88%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Small-Mid Core Equity Fund – Institutional Share Class (FTSIX) returned 27.90% for the 12 months ended September 30, 2024. The regulatory benchmark, the Russell 1000® Equal Weight Index, returned 24.40% for the period and the performance benchmark, the Russell 2500™ Index (the “Index”), returned 26.17% for the period.

This past year, our Fund owned on average 57 small- and mid-cap US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is how small-cap stocks performed relative to the overall US stock market. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks and US small- and mid-cap stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual small-cap stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index. The Fund’s security selection in the consumer discretionary and the health care sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and the consumer staples sectors, while its largest sector underweights compared to the Index were in the health care and communication services sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Small-Mid Core Equity Fund - Institu
Russell 1000 Equal Weight Index Total Return
Russell 2500® Index
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$21,803
$19,758
$19,640
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Small-Mid Core Equity Fund - Institu	Russell 1000 Equal Weight Index Total Return	Russell 2500® Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$11,980	$11,797	$11,960
Sep-2020	$12,055	$12,118	$12,226
Sep-2021	$18,457	$17,124	$17,731
Sep-2022	$14,373	$14,435	$13,988
Sep-2023	$17,047	$15,882	$15,567
Sep-2024	$21,803	$19,758	$19,640

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Small-Mid Core Equity Fund - Institu	27.90%	12.72%	14.49%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.55%
Russell 2500® Index	26.17%	10.43%	12.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$122,137,436
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$353,956
Portfolio Turnover	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Utilities	0.2%
Communications	1.0%
Energy	2.9%
Consumer Staples	7.5%
Health Care	8.8%
Industrials	8.9%
Materials	9.0%
Consumer Discretionary	9.1%
Real Estate	11.7%
Financials	17.7%
Technology	19.8%

Material Fund Changes

FullerThaler has agreed to contractually waive its management fee of 0.80% for all share classes of the Small-Mid Core Equity Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

Effective January 29, 2024, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 0.87% for the Institutional Shares of the Fund’s average daily net assets through January 31, 2025. Prior to January 29, 2024, the Fund’s total annual operating expense were contractually limited to 0.93% for the Institutional Shares.

FullerThaler Behavioral Small–Mid Core Equity Fund - Institutional (FTSIX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTSIX

FullerThaler Behavioral Unconstrained Equity Fund

A Shares (FTZAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$157	1.30%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Unconstrained Equity Fund – A Share Class (FTZAX) returned 41.79% for the 12 months ended September 30, 2024. The benchmark, the Russell 3000® Index (the “Index”), returned 35.19% for the period.

This past year, our Fund owned on average 24 US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is our individual stock selection. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the industrials, information technology, and financials sectors contributed to performance relative to the Index. The Fund’s security selection in the communication services, consumer discretionary, and consumer staples sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and industrials sectors, while its largest sector underweights compared to the Index were in the communication services and the information technology sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Unconstrained Equity Fund - A
Russell 3000® Total Return Index
Russell Midcap® Index
$15,000
$13,000
$11,000
$9,000
$7,000
$13,744
$12,565
$11,904
May-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Unconstrained Equity Fund - A	Russell 3000® Total Return Index	Russell Midcap® Index
May-2021	$9,426	$10,000	$10,000
Sep-2021	$9,481	$10,245	$10,066
Sep-2022	$7,327	$8,439	$8,114
Sep-2023	$8,862	$10,166	$9,205
Sep-2024	$12,565	$13,744	$11,904

Average Annual Total Returns

	1 Year	Since Inception (May 27, 2021)
FullerThaler Behavioral Unconstrained Equity Fund - A	41.79%	8.97%
Russell 3000® Total Return Index	35.19%	9.97%
Russell Midcap® Index	29.33%	5.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$114,093,356
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$495,419
Portfolio Turnover	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
23.1%
Technology
18.5%
Industrials
18.2%
Financials
12.0%
Health Care
10.7%
Consumer Staples
9.0%
Materials
3.6%
Communications
2.7%
Other Assets in Excess of Liabilities
2.2%

Value	Value
Other Assets in Excess of Liabilities	2.2%
Communications	2.7%
Materials	3.6%
Consumer Staples	9.0%
Health Care	10.7%
Financials	12.0%
Industrials	18.2%
Technology	18.5%
Consumer Discretionary	23.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Unconstrained Equity Fund - A (FTZAX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTZAX

FullerThaler Behavioral Unconstrained Equity Fund

C Shares (FTZCX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$218	1.80%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Unconstrained Equity Fund – C Share Class (FTZCX) returned 41.71% for the 12 months ended September 30, 2024. The benchmark, the Russell 3000® Index (the “Index”), returned 35.19% for the period.

This past year, our Fund owned on average 24 US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is our individual stock selection. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the industrials, information technology, and financials sectors contributed to performance relative to the Index. The Fund’s security selection in the communication services, consumer discretionary, and consumer staples sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and industrials sectors, while its largest sector underweights compared to the Index were in the communication services and the information technology sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Unconstrained Equity Fund - C
Russell 3000® Total Return Index
Russell Midcap® Index
$15,500
$13,500
$11,500
$9,500
$7,500
$13,744
$13,169
$11,904
May-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Unconstrained Equity Fund - C	Russell 3000® Total Return Index	Russell Midcap® Index
May-2021	$10,000	$10,000	$10,000
Sep-2021	$10,042	$10,245	$10,066
Sep-2022	$7,710	$8,439	$8,114
Sep-2023	$9,293	$10,166	$9,205
Sep-2024	$13,169	$13,744	$11,904

Average Annual Total Returns

	1 Year	Since Inception (May 27, 2021)
FullerThaler Behavioral Unconstrained Equity Fund - C	41.71%	8.58%
Russell 3000® Total Return Index	35.19%	9.97%
Russell Midcap® Index	29.33%	5.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$114,093,356
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$495,419
Portfolio Turnover	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Communications	2.7%
Materials	3.6%
Consumer Staples	9.0%
Health Care	10.7%
Financials	12.0%
Industrials	18.2%
Technology	18.5%
Consumer Discretionary	23.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Unconstrained Equity Fund - C (FTZCX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTZCX

FullerThaler Behavioral Unconstrained Equity Fund

Institutional Shares (FTZIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	0.97%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Unconstrained Equity Fund – Institutional Share Class (FTZIX) returned 42.01% for the 12 months ended September 30, 2024. The benchmark, the Russell 3000® Index (the “Index”), returned 35.19% for the period.

This past year, our Fund owned on average 24 US stocks, diversified across industries and sectors. The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market. The main driver of our performance relative to the overall US stock market is our individual stock selection. Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking.

The Fund’s security selection in the industrials, information technology, and financials sectors contributed to performance relative to the Index. The Fund’s security selection in the communication services, consumer discretionary, and consumer staples sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and industrials sectors, while its largest sector underweights compared to the Index were in the communication services and the information technology sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Unconstrained Equity Fund - Institut
Russell 3000® Total Return Index
Russell Midcap® Index
$26,000
$22,000
$18,000
$14,000
$10,000
$25,631
$24,832
$21,148
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Unconstrained Equity Fund - Institut	Russell 3000® Total Return Index	Russell Midcap® Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$12,905	$12,206	$12,384
Sep-2020	$13,820	$14,037	$12,948
Sep-2021	$19,196	$18,511	$17,882
Sep-2022	$14,887	$15,248	$14,414
Sep-2023	$18,049	$18,368	$16,352
Sep-2024	$25,631	$24,832	$21,148

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Unconstrained Equity Fund - Institut	42.01%	14.71%	17.75%
Russell 3000® Total Return Index	35.19%	15.26%	17.10%
Russell Midcap® Index	29.33%	11.30%	13.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$114,093,356
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$495,419
Portfolio Turnover	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Communications	2.7%
Materials	3.6%
Consumer Staples	9.0%
Health Care	10.7%
Financials	12.0%
Industrials	18.2%
Technology	18.5%
Consumer Discretionary	23.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Unconstrained Equity Fund - Institutional (FTZIX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTZIX

FullerThaler Behavioral Unconstrained Equity Fund

R6 Shares (FTZFX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$105	0.87%

How did the Fund perform during the reporting period?

The FullerThaler Behavioral Unconstrained Equity Fund – R6 Share Class (FTZFX) returned 41.98% for the 12 months ended September 30, 2024. The benchmark, the Russell 3000® Index (the “Index”), returned 35.19% for the period.

This past year, our Fund owned on average 24 US stocks, diversified across industries and sectors.The main driver of total returns for our diversified US stock portfolio, like most diversified US stock portfolios, is what happened to the overall US stock market.The main driver of our performance relative to the overall US stock market is our individual stock selection.Academic research finds the main driver of long-term (10+ years) returns for stock markets, or subsets of the stock market like US small caps, is how overall earnings grow, but short-term (less than a year) returns are primarily the result of changes in investor sentiment that are almost impossible to predict. In the past year, investors have become more hopeful about US stocks—and the market, our benchmark and the Fund went up significantly.

We do not make forecasts of overall investor sentiment, nor do we make macro-economic forecasts; instead, we pick individual stocks bottom-up, based on our behavioral finance insights. Thus, the main driver of performance relative to the Index is our stock picking. The Fund’s security selection in the industrials, information technology, and financials sectors contributed to performance relative to the Index.The Fund’s security selection in the communication services, consumer discretionary, and consumer staples sectors detracted from performance relative to the Index. During the reporting period, the Fund’s largest sector overweights compared to the Index were in the consumer discretionary and industrials sectors, while its largest sector underweights compared to the Index were in the communication services and the information technology sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FullerThaler Behavioral Unconstrained Equity Fund - R6
Russell 3000® Total Return Index
Russell Midcap® Index
$25,744
$24,832
$21,148
$26,000
$22,000
$18,000
$14,000
$10,000
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	FullerThaler Behavioral Unconstrained Equity Fund - R6	Russell 3000® Total Return Index	Russell Midcap® Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$12,915	$12,206	$12,384
Sep-2020	$13,848	$14,037	$12,948
Sep-2021	$19,250	$18,511	$17,882
Sep-2022	$14,946	$15,248	$14,414
Sep-2023	$18,132	$18,368	$16,352
Sep-2024	$25,744	$24,832	$21,148

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Unconstrained Equity Fund - R6	41.98%	14.79%	17.84%
Russell 3000® Total Return Index	35.19%	15.26%	17.10%
Russell Midcap® Index	29.33%	11.30%	13.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$114,093,356
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$495,419
Portfolio Turnover	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Communications	2.7%
Materials	3.6%
Consumer Staples	9.0%
Health Care	10.7%
Financials	12.0%
Industrials	18.2%
Technology	18.5%
Consumer Discretionary	23.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

FullerThaler Behavioral Unconstrained Equity Fund - R6 (FTZFX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FTZFX

Guardian Capital Dividend Growth Fund

Institutional Class (DIVGX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Guardian Capital Dividend Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	0.95%

How did the Fund perform during the reporting period?

Global equity markets ended the twelve month period to September 30, 2024 with strong absolute returns, despite headwinds posed by ongoing geopolitical tensions and economic growth concerns. Globally, central banks began shifting policy, announcing the first-rate cuts since the Covid pandemic, shifting focus away from inflation towards supporting growth.

The Guardian Global Dividend Growth Fund (the “Fund”) produced a 30.99% return during the period, trailing the MSCI World Index’s 32.43% return. The Fund benefitted from strong stock selection within the Industrials, Consumer Staples and Financials sectors. Top individual stock positions that contributed to relative returns came from Broadcom, Costco, and Williams Companies Inc.

The Fund’s allocation to the Communication Services had the largest negative impact on relative performance from both negative stock selection and its underweight allocation. The allocation to the Energy sector detracted from relative returns from the overweight allocation. Health Care sector exposure also detracted from relative performance due to both the overweight allocation and a modest stock selection decline. Individual stocks that detracted from relative performance include the absence of NVIDIA from the Fund’s portfolio and the positions in Nestle and Accenture.

During the period, the Fund initiated positions in Canadian Natural Resources, Equinix, WW Grainger, ICICI Bank, and Alphabet. The Fund eliminated positions in Woodside Energy, Crown Castle REIT, Verizon, BCE and Telus. The Fund ended the period overweight Energy, Consumer Staples, Health Care and Industrials sectors and underweight Consumer Discretionary, Communication Services, Materials and Utilities sectors. Regionally, the Fund has an approximate 32% weight in Europe, 67% in North America, and 1% in Asia and the Pacific Basin.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Guardian Capital Dividend Growth Fund - I
MSCI World Index
$20,000
$16,000
$12,000
$8,000
$18,714
$18,510
May-2019
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Guardian Capital Dividend Growth Fund - I	MSCI World Index
May-2019	$10,000	$10,000
Sep-2019	$10,708	$10,138
Sep-2020	$11,407	$11,193
Sep-2021	$13,369	$14,419
Sep-2022	$11,884	$11,588
Sep-2023	$14,131	$14,132
Sep-2024	$18,510	$18,714

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2019)
Guardian Capital Dividend Growth Fund - I	30.99%	11.57%	12.04%
MSCI World Index	32.43%	13.04%	12.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$27,464,548
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$28,135
Portfolio Turnover	8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
29.7%
Health Care
13.8%
Financials
13.0%
Energy
10.9%
Consumer Staples
10.2%
Industrials
9.8%
Consumer Discretionary
5.3%
Communications
1.8%
Materials
1.7%
Real Estate
1.7%
Utilities
1.1%
Money Market Funds
0.9%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.9%
Utilities	1.1%
Real Estate	1.7%
Materials	1.7%
Communications	1.8%
Consumer Discretionary	5.3%
Industrials	9.8%
Consumer Staples	10.2%
Energy	10.9%
Financials	13.0%
Health Care	13.8%
Technology	29.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.4%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.4%
Costco Wholesale Corp.	5.1%
Williams Cos., Inc. (The)	3.8%
Royal Bank of Canada	3.7%
Allianz S.E.	3.4%
ASML Holding N.V.	3.3%
Wolters Kluwer N.V.	3.3%
Accenture PLC, Class A	3.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Guardian Capital Dividend Growth Fund - Institutional (DIVGX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-DIVGX

Guardian Capital Fundamental Global Equity Fund

Institutional Class (GFGEX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Guardian Capital Fundamental Global Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	0.99%

How did the Fund perform during the reporting period?

Global equity markets ended the twelve month period to September 30, 2024 more than 30% higher. Strong returns from US mega-cap technology stocks were the main driver of index total returns, despite headwinds from geopolitical conflicts and emerging concerns about the state of the global economy. Moderating inflation and a more resilient than expected economy allowed developed market central banks to begin cutting interest rates, with the notable exception of the Bank of Japan, which announced their first rate hike in more than a decade.

The Fund produced a 21.45% return for the period, trailing the MSCI World Index’s 32.43% return. The combination of an underweight allocation and weak stock selection in the Information Technology sector was the largest factor negatively affecting performance during the period. Stock selection within the Financials and Consumer Discretionary sectors, as well as a combination of an overweight position and stock selection in the Consumer Staples sector, also detracted from relative results. The largest individual detractors to portfolio returns included positions in Reckitt Benckiser, Yum China, and Nestlé. Conversely, avoiding the poor-performing Energy sector and stock selection in the Health Care and Materials sectors added value. The largest individual contributors to portfolio returns included positions in Novo Nordisk, Colgate-Palmolive, and Booking Holdings.

During the period, the Fund exited positions in Fanuc and Grail (spun out of Illumina, which remained in the Fund’s portfolio). The Fund initiated positions in Waters Corporation and Dassault Systèmes. The Fund remains overweight in the Health Care, Communication Services and Consumer Staples sectors, and underweight the Information Technology sector. The Fund’s Sub-Adviser believes volatility is likely to be elevated as markets digest recent events, the US Presidential election and additional macroeconomic data points. They believe that a concentrated portfolio of high quality companies capable of growing earnings at above-market rates over the long-term are likely to outperform over the long run.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Guardian Capital Fundamental Global Equity Fund - I
MSCI World Index
$20,000
$16,000
$12,000
$8,000
$17,141
$15,154
Dec-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Guardian Capital Fundamental Global Equity Fund - I	MSCI World Index
Dec-2019	$10,000	$10,000
Sep-2020	$10,639	$10,252
Sep-2021	$12,893	$13,207
Sep-2022	$10,166	$10,614
Sep-2023	$12,477	$12,944
Sep-2024	$15,154	$17,141

Average Annual Total Returns

	1 Year	Since Inception (December 19, 2019)
Guardian Capital Fundamental Global Equity Fund - I	21.45%	9.08%
MSCI World Index	32.43%	11.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$93,353,968
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$604,137
Portfolio Turnover	24%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.2%
Materials	5.0%
Industrials	5.3%
Financials	6.5%
Consumer Discretionary	8.5%
Communications	10.7%
Consumer Staples	13.3%
Health Care	22.9%
Technology	26.4%

Country Weighting (% of net assets)

Value	Value
Japan	1.9%
Switzerland	2.6%
Ireland	4.8%
China	5.4%
United Kingdom	6.4%
France	10.8%
Denmark	11.6%
United States	56.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Group, Inc.	6.5%
MasterCard, Inc., Class A	5.9%
EssilorLuxottica S.A.	5.8%
Booking Holdings, Inc.	5.7%
Yum China Holdings, Inc.	5.4%
Novozymes A/S, Class B	5.0%
Alphabet, Inc., Class A	5.0%
Accenture PLC, Class A	4.8%
Colgate-Palmolive Co.	4.6%
MarketAxess Holdings, Inc.	4.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Guardian Capital Fundamental Global Equity Fund - Institutional (GFGEX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-GFGEX

(b)	NOT APPLICABLE.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Lori Kaiser, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the most recent fiscal year:

FullerThaler Behavioral Small-Cap Equity Fund:	FY 2024	$13,400
	FY 2023	$13,400
FullerThaler Behavioral Small-Cap Growth Fund:	FY 2024	$13,400
	FY 2023	$13,400
FullerThaler Behavioral Mid-Cap Value Fund:	FY 2024	$13,400
	FY 2023	$13,400
FullerThaler Behavioral Unconstrained Equity Fund:	FY 2024	$11,880
	FY 2023	$11,880
FullerThaler Behavioral Small-Mid Core Equity Fund:	FY 2024	$11,630
	FY 2023	$11,630
FullerThaler Behavioral Micro-Cap Equity Fund:	FY 2024	$11,630
	FY 2023	$11,630
FullerThaler Mid Cap Equity Fund	FY 2024	$11,630

Alta Quality Growth Fund:	FY 2024	$12,650
	FY 2023	$12,650
Guardian Capital Fundamental Global Equity Fund:	FY 2024	$12,650
	FY 2023	$12,650
Guardian Capital Dividend Growth Fund:	FY 2024	$12,650
	FY 2023	$12,650

(b) Audit-Related Fees billed to the registrant by its principal accountants for the most recent fiscal year:

FullerThaler Behavioral Small-Cap Equity Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Behavioral Small-Cap Growth Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Behavioral Mid-Cap Value Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Behavioral Unconstrained Equity Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Behavioral Small-Mid Core Equity Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Behavioral Micro-Cap Equity Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Mid Cap Equity Fund	FY 2024	$0

Alta Quality Growth Fund:	FY 2024	$0
	FY 2023	$0
Guardian Capital Fundamental Global Equity Fund:	FY 2024	$0
	FY 2023	$0
Guardian Capital Dividend Growth Fund:	FY 2024	$0
	FY 2023	$0

c) Tax Fees billed to the registrant by its principal accountants for the most recent fiscal year:

FullerThaler Behavioral Small-Cap Equity Fund:	FY 2024	$4,015
	FY 2023	$4,015
FullerThaler Behavioral Small-Cap Growth Fund:	FY 2024	$4,015
	FY 2023	$4,015
FullerThaler Behavioral Mid-Cap Value Fund:	FY 2024	$4,015
	FY 2023	$4,015
FullerThaler Behavioral Unconstrained Equity Fund:	FY 2024	$4,015
	FY 2023	$4,015
FullerThaler Behavioral Small-Mid Core Equity Fund:	FY 2024	$4,015
	FY 2023	$4,015
FullerThaler Behavioral Micro-Cap Equity Fund:	FY 2024	$4,015
	FY 2023	$4,015
FullerThaler Mid Cap Equity Fund	FY 2024	$4,015

Alta Quality Growth Fund:	FY 2024	$4,015
	FY 2023	$4,015
Guardian Capital Fundamental Global Equity Fund:	FY 2024	$4,015
	FY 2023	$4,015
Guardian Capital Dividend Growth Fund:	FY 2024	$4,015
	FY 2023	$4,015

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d) All other fees billed to the registrant by its principal accountants for the most recent fiscal year:

FullerThaler Behavioral Small-Cap Equity Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Behavioral Small-Cap Growth Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Behavioral Mid-Cap Value Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Behavioral Unconstrained Equity Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Behavioral Small-Mid Core Equity Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Behavioral Micro-Cap Equity Fund:	FY 2024	$0
	FY 2023	$0
FullerThaler Mid Cap Equity Fund	FY 2024	$0

Alta Quality Growth Fund:	FY 2024	$0
	FY 2023	$0
Guardian Capital Fundamental Global Equity Fund:	FY 2024	$0
	FY 2023	$0
Guardian Capital Dividend Growth Fund:	FY 2024	$0
	FY 2023	$0

(e)(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2024	$40,150	$0
FY 2023	$36,135	$0

(h) NOT APPLICABLE. The auditor performed no services for the registrant’s investment advisers or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FullerThaler Behavioral Small-Cap Equity Fund

FullerThaler Behavioral Small-Cap Growth Fund

FullerThaler Behavioral Mid-Cap Value Fund

FullerThaler Behavioral Unconstrained Equity Fund

FullerThaler Behavioral Small-Mid Core Equity Fund

FullerThaler Behavioral Micro-Cap Equity Fund

FullerThaler Behavioral Mid-Cap Equity Fund

Financial Statements

September 30, 2024

411 Borel Avenue, Suite 300
San Mateo, CA 94402
(888)912-4562
www.fullerthalerfunds.com

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — 95.13%
Apparel & Textile Products — 2.75%
Carter’s, Inc.(a)	592,119	$38,475,893
Crocs, Inc.(b)	830,187	120,219,378
Deckers Outdoor Corp.(b)	78,328	12,489,400
Kontoor Brands, Inc.	946,965	77,442,798
Ralph Lauren Corp.	193,479	37,509,774
		286,137,243
Asset Management — 3.69%
Affiliated Managers Group, Inc.	530,700	94,358,460
Federated Hermes, Inc., Class B	1,730,062	63,614,380
Stifel Financial Corp.	1,674,799	157,263,625
Victory Capital Holdings, Inc., Class A	1,215,699	67,349,725
		382,586,190
Banking — 6.81%
BancFirst Corp.	260,777	27,446,779
Bank OZK	456,636	19,630,782
Berkshire Hills Bancorp, Inc.	656,769	17,686,789
Cadence Bank(a)	3,278,153	104,409,172
F.N.B. Corp.	3,888,801	54,870,982
First Commonwealth Financial Corp.	1,937,346	33,225,484
First Financial Bancorp	1,731,787	43,692,986
First Financial Bankshares, Inc.	806,631	29,853,413
First Financial Corp.	112,829	4,947,552
Fulton Financial Corp.	3,902,727	70,756,441
Hancock Whitney Corp.	1,767,421	90,438,933
Lakeland Financial Corp.	272,409	17,739,274
NBT Bancorp, Inc.	381,638	16,879,849
Wintrust Financial Corp.	1,082,398	117,472,654
Zions Bancorp.	1,226,962	57,937,146
		706,988,236
Biotech & Pharma — 4.88%
Amphastar Pharmaceuticals, Inc.(b)	1,194,792	57,983,256
Collegium Pharmaceutical, Inc.(b)	1,305,864	50,458,585
Exelixis, Inc.(b)	6,195,142	160,763,935
Jazz Pharmaceuticals PLC(b)	410,082	45,687,236
United Therapeutics Corp.(b)	535,932	192,051,232
		506,944,244
Chemicals — 1.76%
Avient Corp.	416,129	20,939,611
	Shares	Fair Value

Chemicals — (continued)
Axalta Coating Systems Ltd.(b)	3,435,146	$124,317,935
Hawkins, Inc.	298,467	38,045,588
		183,303,134
Commercial Support Services — 4.32%
Clean Harbors, Inc.(b)	174,151	42,094,038
FTI Consulting, Inc.(b)	207,307	47,174,781
H&R Block, Inc.(a)	3,976,748	252,722,336
Kforce, Inc.	270,263	16,607,661
TriNet Group, Inc.	394,487	38,253,404
UniFirst Corp.	260,449	51,738,194
		448,590,414
Construction Materials — 2.06%
Eagle Materials, Inc.(a)	742,552	213,595,083

Consumer Services — 1.23%
Perdoceo Education
Corp.	235,236	5,231,649
Rent-A-Center, Inc.	660,896	21,142,063
Stride, Inc.(b)	1,186,197	101,194,466
		127,568,178
Containers & Packaging — 1.95%
Graphic Packaging
Holding Co.(a)	3,093,363	91,532,611
Sonoco Products Co.	2,024,431	110,594,666
		202,127,277
Electric Utilities — 0.12%
Otter Tail Corp.(a)	166,022	12,976,280

Electrical Equipment — 4.80%
Acuity Brands, Inc.	1,047,074	288,353,709
Belden, Inc.	938,285	109,901,322
Vontier Corp.	2,983,489	100,662,919
		498,917,950
Engineering & Construction — 10.35%
Comfort Systems USA, Inc.	732,419	285,899,757
EMCOR Group, Inc.	699,136	300,999,021
Frontdoor, Inc.(b)	1,043,657	50,085,099
Installed Building Products, Inc.(a)	657,283	161,869,084
Primoris Services Corp.	759,152	44,091,548
Sterling Infrastructure, Inc.(b)	1,356,782	196,760,526
TopBuild Corp.(b)	86,944	35,369,689
		1,075,074,724
Food — 1.53%
Flowers Foods, Inc.	1,906,691	43,987,361

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — (continued)
Food — (continued)
Simply Good Foods Co. (The)(b)	3,288,327	$114,335,130
		158,322,491
Health Care Facilities & Services — 3.04%
Chemed Corp.	42,390	25,475,118
Encompass Health Corp.	1,051,923	101,657,839
Medpace Holdings, Inc.(b)	215,268	71,856,458
Option Care Health, Inc.(a) (b)	3,744,528	117,203,727
		316,193,142
Home Construction — 4.25%
Armstrong World Industries, Inc.	1,095,095	143,928,336
Masterbrand, Inc.(b)	3,334,227	61,816,569
Meritage Homes Corp.	275,990	56,597,269
Taylor Morrison Home Corp.(b)	2,557,118	179,663,111
		442,005,285
Household Products — 0.83%
Edgewell Personal Care Co.	2,004,037	72,826,705
Helen of Troy Ltd.(b)	224,880	13,908,828
		86,735,533
Industrial Intermediate Products — 1.58%
Mueller Industries, Inc.(a)	2,214,783	164,115,420

Industrial Support Services — 1.37%
Applied Industrial Technologies, Inc.	637,300	142,200,749

Institutional Financial Services — 1.70%
Evercore, Inc., Class A	695,542	176,208,610

Insurance — 1.39%
Hanover Insurance Group, Inc.	590,781	87,500,574
Primerica, Inc.	216,187	57,321,983
		144,822,557
Internet Media & Services — 1.58%
Match Group, Inc.(b)	4,353,359	164,731,105

Leisure Facilities & Services — 0.15%
Boyd Gaming Corp.	244,922	15,834,207

Machinery — 3.07%
Crane Co.	293,603	46,471,483
Crane Holding Co.	515,946	28,944,571
Donaldson Co., Inc.	1,419,592	104,623,930
Mueller Water Products, Inc., Class A(a)	2,880,166	62,499,602
	Shares	Fair Value

Machinery — (continued)
Standex International Corp.	173,634	$31,736,823
Tennant Co.	467,057	44,856,154
		319,132,563
Medical Equipment & Devices — 2.44%
Bruker Corp.	358,133	24,732,665
Integer Holdings Corp.(a) (b)	930,586	120,976,180
Merit Medical Systems, Inc.(a) (b)	1,095,027	108,221,518
		253,930,363
Metals & Mining — 0.20%
Alpha Metallurgical Resources, Inc.(a)	85,879	20,282,902

Oil & Gas Producers — 4.27%
Chord Energy Corp.	983,446	128,074,173
HF Sinclair Corp.	2,403,460	107,122,212
Murphy USA, Inc.	423,558	208,759,031
		443,955,416
Oil & Gas Services & Equipment — 0.31%
International Seaways, Inc.	627,057	32,331,059

Publishing & Broadcasting — 0.92%
Nexstar Media Group, Inc., Class A(a)	577,281	95,453,413

Real Estate — 1.22%
Apple Hospitality REIT, Inc.	6,728,847	99,923,378
Piedmont Office Realty Trust, Inc., Class A	2,655,786	26,823,439
		126,746,817
Retail - Discretionary — 2.45%
Academy Sports & Outdoors, Inc.(a)	527,027	30,757,296
AutoNation, Inc.(a) (b)	346,715	62,034,248
Bath & Body Works, Inc.	1,269,052	40,508,140
Builders FirstSource, Inc.(b)	83,280	16,144,661
La-Z-Boy, Inc.	891,887	38,288,709
Signet Jewelers Ltd.(a)	644,687	66,493,016
		254,226,070
Semiconductors — 1.86%
Cirrus Logic, Inc.(b)	1,492,726	185,411,496
Diodes, Inc.(b)	128,221	8,217,684
		193,629,180
Software — 2.79%
Blackbaud, Inc.(b)	806,311	68,278,415

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — (continued)
Software — (continued)
CommVault Systems, Inc.(b)	428,754	$65,963,803
Concentrix Corp.(a)	166,876	8,552,395
Donnelley Financial Solutions, Inc.(b)	337,358	22,208,277
Progress Software Corp.	1,149,147	77,418,034
Ziff Davis, Inc.(b)	968,038	47,104,729
		289,525,653
Specialty Finance — 0.27%
Stewart Information Services Corp.	382,300	28,573,102

Steel — 2.06%
Commercial Metals Co.	3,922,917	215,603,518

Technology Hardware — 1.39%
Avnet, Inc.	333,972	18,138,019
InterDigital, Inc.(a)	562,367	79,648,039
Jabil, Inc.	127,389	15,265,024
Sanmina Corp.(b)	461,541	31,592,481
		144,643,563
Technology Services — 4.95%
CACI International, Inc., Class A(b)	155,389	78,403,074
CSG Systems International, Inc.	1,223,132	59,505,372
EVERTEC, Inc.	1,069,276	36,237,764
ExlService Holdings, Inc.(b)	2,210,756	84,340,341
Insight Enterprises, Inc.(a) (b)	45,608	9,823,507
Parsons Corp.(b)	965,992	100,154,051
Science Applications International Corp.	1,050,542	146,308,984
		514,773,093
Transportation & Logistics — 2.71%
Hub Group, Inc., Class A	631,864	28,718,219
Landstar System, Inc.	449,929	84,978,090
Ryder System, Inc.	679,675	99,096,615
Teekay Tankers Ltd., Class A	1,178,801	68,665,158
		281,458,082
Transportation Equipment — 2.08%
Allison Transmission Holdings, Inc.	2,246,201	215,792,530

Total Common Stocks (Cost $7,088,433,551)		9,886,035,376
	Shares	Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.85%
Money Market Funds — 0.85%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(c)	88,090,666	$88,090,666

Total Collateral for Securities Loaned/Money Market Funds (Cost $88,090,666)		88,090,666

MONEY MARKET FUNDS - 2.49%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.87%(c)	258,587,111	258,587,111

Total Money Market Funds (Cost $258,587,111)		258,587,111

Total Investments — 98.47% (Cost $7,435,111,328)		10,232,713,153

Other Assets in Excess of Liabilities(d)— 1.53%		158,963,483

NET ASSETS — 100.00%		$10,391,676,636

(a)	All or a portion of the security is on loan as of September 30, 2024. The total value of the securities on loan as of September 30, 2024 was $332,155,056.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	Includes cash collateral for securities loaned in the amount of $251,372,403. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — 97.21%
Aerospace & Defense — 3.17%
AeroVironment, Inc.(a)(b)	158,120	$31,703,060
Kratos Defense & Security Solutions, Inc.(a)	1,251,160	29,152,028
		60,855,088
Apparel & Textile Products — 1.50%
Under Armour, Inc., Class A(a)	3,224,811	28,733,066

Automotive — 2.77%
Modine Manufacturing Co.(a)(b)	400,610	53,197,002

Biotech & Pharma — 5.79%
Guardant Health, Inc.(a)	1,429,443	32,791,422
Halozyme Therapeutics, Inc.(a)	538,455	30,821,164
TransMedics Group, Inc.(a)(b)	302,275	47,457,176
		111,069,762
Consumer Services — 1.52%
Stride, Inc.(a)	342,315	29,202,893

E-Commerce Discretionary — 1.63%
Revolve Group, Inc., Class A(a)	1,258,175	31,177,577

Electrical Equipment — 5.42%
NEXTracker, Inc., Class A(a)	462,615	17,338,810
Vertiv Holdings Co., Class A	871,615	86,716,977
		104,055,787
Food — 3.18%
BellRing Brands, Inc.(a)	541,243	32,864,274
Post Holdings, Inc.(a)	242,530	28,072,848
		60,937,122
Health Care Facilities & Services — 1.29%
HealthEquity, Inc.(a)	302,285	24,742,027

Home & Office Products — 1.56%
Scotts Miracle-Gro Co. (The), Class A(a)(b)	344,400	29,859,480
Household Products — 3.75%
e.l.f. Beauty, Inc.(a)(b)	416,095	45,366,838
	Shares	Fair Value

Household Products — (continued)
Spectrum Brands Holdings, Inc.	278,900	$26,534,546
		71,901,384
Leisure Facilities & Services — 4.65%
Dutch Bros, Inc., Class A(a)	632,585	20,261,698
Life Time Group Holdings, Inc.(a)	1,131,667	27,635,308
Wingstop, Inc.	99,150	41,254,332
		89,151,338
Leisure Products — 2.39%
Axon Enterprise, Inc.(a)(b)	114,555	45,776,178

Life Sciences Tools & Services — 0.89%
Azenta, Inc.(a)	350,420	16,974,345

Medical Equipment & Devices — 8.27%
Globus Medical, Inc., Class A(a)	435,745	31,173,198
Inari Medical, Inc.(a)	510,300	21,044,772
Inspire Medical Systems, Inc.(a)	140,565	29,666,243
Lantheus Holdings, Inc.(a)	260,064	28,542,024
LivaNova PLC(a)	374,430	19,672,552
Merit Medical Systems, Inc.(a)(b)	288,180	28,480,829
		158,579,618
Oil & Gas Services & Equipment — 1.34%
Weatherford International PLC	302,250	25,667,070

Retail - Consumer Staples — 2.97%
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	267,125	25,964,550
Sprouts Farmers Market, Inc.(a)	281,200	31,047,292
		57,011,842
Retail - Discretionary — 7.04%
Abercrombie & Fitch Co., Class A(a)	207,400	29,015,260
Boot Barn Holdings, Inc.(a)	163,300	27,316,824
Freshpet, Inc.(a)(b)	344,440	47,109,058
Victoria’s Secret & Co.(a)	1,231,480	31,649,036
		135,090,178

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — (continued)
Semiconductors — 4.14%
ACM Research, Inc., Class A(a)	843,655	$17,126,197
Cirrus Logic, Inc.(a)	274,165	34,054,034
Semtech Corp.(a)	618,500	28,240,710
		79,420,941
Software — 25.79%
AppFolio, Inc., Class A(a)	111,080	26,148,232
AZEK Co., Inc. (The)(a)(b)	611,560	28,621,008
Dayforce, Inc.(a)	442,206	27,085,118
DigitalOcean Holdings, Inc.(a)(b)	941,895	38,043,139
Doximity, Inc.(a)(b)	955,940	41,650,305
Duolingo, Inc.(a)	104,040	29,341,361
Evolent Health, Inc., Class A(a)(b)	998,145	28,227,541
GitLab, Inc., Class A(a)	483,100	24,898,974
Intapp, Inc.(a)(b)	723,965	34,627,246
Klaviyo, Inc.(a)	822,405	29,096,689
Pegasystems, Inc.	527,125	38,527,566
Smartsheet, Inc., Class A(a)	570,755	31,596,997
Varonis Systems, Inc.(a)	618,510	34,945,815
Vertex, Inc., Class A(a)	808,285	31,127,055
Zeta Global Holdings Corp., Class A(a)	1,701,026	50,741,605
		494,678,651
Specialty Finance — 1.66%
FTAI Aviation Ltd.	239,020	31,765,758

Steel — 1.99%
Carpenter Technology Corp.	238,940	38,130,045

Technology Hardware — 1.67%
Lumentum Holdings, Inc.(a)(b)	506,120	32,077,886

Telecommunications — 1.39%
Frontier Communications Parent, Inc.(a)(b)	752,292	26,728,935
	Shares	Fair Value

Transportation & Logistics — 1.44%
Kirby Corp.(a)	224,836	$27,526,671

Total Common Stocks (Cost $1,648,738,587)		1,864,310,644

COLLATERAL FOR SECURITIES LOANED — 1.73%
Money Market Funds — 1.73%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(c)	33,170,584	33,170,584

Total Collateral for Securities Loaned/Money Market Funds (Cost $33,170,584)		33,170,584

Total Investments — 98.94% (Cost $1,681,909,171)		1,897,481,228

Other Assets in Excess of Liabilities(d)— 1.06%		20,232,305

NET ASSETS — 100.00%		$1,917,713,533

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan as of September 30, 2024. The total value of the securities on loan as of September 30, 2024 was $124,963,112.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	Includes cash collateral for securities loaned in the amount of $94,654,403. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — 93.64%
Banking — 13.11%
Citizens Financial Group, Inc.	290,435	$11,928,164
East West Bancorp, Inc.(a)	59,590	4,930,477
First Citizens BancShares, Inc., Class A	3,355	6,176,387
KeyCorp	613,805	10,281,234
M&T Bank Corp.	21,290	3,792,175
Old National Bancorp	160,135	2,988,119
Wells Fargo & Co.	64,170	3,624,963
Zions Bancorp.	87,130	4,114,279
		47,835,798
Chemicals — 3.83%
Celanese Corp.	34,230	4,653,911
Olin Corp.	121,990	5,853,080
Sherwin-Williams Co. (The)	9,144	3,489,990
		13,996,981
Commercial Support Services — 5.59%
Aramark	243,995	9,449,926
Brink’s Co. (The)	60,185	6,959,793
Republic Services, Inc.	12,825	2,575,773
Vestis Corp.	95,037	1,416,051
		20,401,543
Containers & Packaging — 8.87%
Berry Plastics Group, Inc.	172,105	11,699,698
Crown Holdings, Inc.	59,250	5,680,890
Graphic Packaging Holding Co.(a)	302,735	8,957,929
Smurfit WestRock PLC	122,660	6,061,857
		32,400,374
Electric Utilities — 3.23%
Alliant Energy Corp.	31,990	1,941,473
CenterPoint Energy, Inc.	148,600	4,371,812
CMS Energy Corp.	22,395	1,581,759
Edison International	22,550	1,963,880
Pinnacle West Capital Corp.	21,775	1,929,047
		11,787,971
	Shares	Fair Value

Electrical Equipment — 2.89%
AMETEK, Inc.	14,120	$2,424,545
Johnson Controls International PLC	78,275	6,074,923
Roper Technologies, Inc.	3,670	2,042,135
		10,541,603
Food — 1.41%
Ingredion, Inc.	37,425	5,143,318

Gas & Water Utilities — 1.25%
Atmos Energy Corp.(a)	32,980	4,574,656

Health Care Facilities & Services — 2.44%
Centene Corp.(b)	22,535	1,696,435
Henry Schein, Inc.(b)	30,980	2,258,442
Labcorp Holdings, Inc.	22,150	4,950,082
		8,904,959
Industrial Support Services — 2.75%
U-Haul Holding Co.	139,665	10,055,880

Insurance — 6.48%
Everest Re Group, Ltd.	24,205	9,484,246
Globe Life, Inc.	68,085	7,210,882
Markel Corp.(b)	4,450	6,980,181
		23,675,309
Machinery — 3.85%
AGCO Corp.(a)	98,400	9,629,424
Donaldson Co., Inc.	60,225	4,438,583
		14,068,007
Medical Equipment & Devices — 2.45%
Dentsply Sirona, Inc.(a)	331,450	8,969,037

Oil & Gas Producers — 3.41%
Cheniere Energy, Inc.	30,785	5,536,374
Devon Energy Corp.	177,135	6,929,522
		12,465,896
Real Estate — 3.68%
American Tower Corp., Class A	26,340	6,125,630
Brixmor Property Group, Inc.	189,875	5,289,918
WP Carey, Inc.(a)	32,155	2,003,257
		13,418,805

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — (continued)
REIT — 3.98%
Healthpeak Properties, Inc.	501,770	$11,475,480
Public Storage(a)	8,455	3,076,521
		14,552,001
Retail - Consumer Staples — 4.28%
Dollar General Corp.	99,310	8,398,647
Dollar Tree, Inc.(b)	102,685	7,220,809
		15,619,456
Retail - Discretionary — 2.68%
Advance Auto Parts, Inc.	93,275	3,636,792
CarMax, Inc.(a) (b)	79,405	6,144,359
		9,781,151
Specialty Finance — 2.31%
Synchrony Financial(a)	169,248	8,442,090

Technology Hardware — 0.60%
NCR Atleos Corp.(a) (b)	36,010	1,027,365
NCR Corp.(b)	85,940	1,166,206
		2,193,571
Technology Services — 14.55%
Amdocs Ltd.	26,730	2,338,340
Dun & Bradstreet Holdings, Inc.	457,025	5,260,358
Fidelity National Information Services, Inc.(a)	197,910	16,574,962
Global Payments, Inc.	170,095	17,421,129
TransUnion	80,905	8,470,754
Verisk Analytics, Inc.	11,375	3,048,045
		53,113,588
Total Common Stocks (Cost $313,176,330)		341,941,994
	Shares	Fair Value
COLLATERAL FOR SECURITIES LOANED — 2.97%
Money Market Funds — 2.97%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(c)	10,859,078	$10,859,078

Total Collateral for Securities Loaned/Money Market Funds (Cost $10,859,078)		10,859,078

Total Investments — 96.61% (Cost $324,035,408)		352,801,072

Other Assets in Excess of Liabilities(d)— 3.39%		12,395,823

NET ASSETS — 100.00%		$365,196,895

(a)	All or a portion of the security is on loan as of September 30, 2024. The total value of the securities on loan as of September 30, 2024 was $40,886,418.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	Includes cash collateral for securities loaned in the amount of $30,987,081. This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — 97.78%
Automotive — 4.35%
Gentex Corp.	167,090	$4,960,902

Banking — 2.54%
First Citizens BancShares, Inc., Class A	1,575	2,899,496

Beverages — 4.88%
Coca-Cola Consolidated, Inc.	4,225	5,561,790

Biotech & Pharma — 6.05%
Amgen, Inc.	12,245	3,945,462
Exelixis, Inc.(a)	114,295	2,965,955
		6,911,417
Cable & Satellite — 2.65%
Sirius XM Holdings, Inc.	127,897	3,024,764

Chemicals — 3.62%
Ecolab, Inc.	16,186	4,132,771

Commercial Support Services — 4.65%
Cintas Corp.	25,782	5,307,998

E-Commerce Discretionary — 5.42%
eBay, Inc.	94,990	6,184,799

Home Construction — 3.68%
Masco Corp.	50,050	4,201,197

Machinery — 5.26%
Parker-Hannifin Corp.	9,493	5,997,867

Medical Equipment & Devices — 4.66%
Waters Corp.(a)	14,762	5,312,696

Retail - Consumer Staples — 4.09%
Dollar General Corp.	55,225	4,670,378

Retail - Discretionary — 9.63%
O’Reilly Automotive, Inc.(a)	4,737	5,455,129
Ross Stores, Inc.	36,760	5,532,749
		10,987,878
Semiconductors — 11.19%
KLA Corp.	6,525	5,053,024
Lam Research Corp.	4,695	3,831,496
NVIDIA Corp.	9,215	1,119,070
	Shares	Fair Value

Semiconductors — (continued)
Teradyne, Inc.	20,587	$2,757,217
		12,760,807
Software — 2.30%
Fortinet, Inc.(a)	33,910	2,629,721

Specialty Finance — 9.47%
Capital One Financial Corp.	33,135	4,961,304
Synchrony Financial	117,030	5,837,456
		10,798,760
Technology Hardware — 5.00%
Zebra Technologies Corp., Class A(a)	15,410	5,706,631

Transportation & Logistics — 3.06%
Union Pacific Corp.	14,172	3,493,115

Transportation Equipment — 5.28%
Allison Transmission Holdings, Inc.	62,685	6,022,148

Total Common Stocks/ Investments — 97.78% (Cost $95,576,351)		111,565,135

Other Assets in Excess of Liabilities— 2.22%		2,528,221

NET ASSETS — 100.00%		$114,093,356

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — 96.57%
Asset Management — 2.52%
Hamilton Lane, Inc., Class A	18,300	$3,081,537

Automotive — 2.66%
Gentex Corp.	109,265	3,244,078

Banking — 8.63%
First Citizens BancShares, Inc., Class A	745	1,371,508
First Commonwealth Financial Corp.	132,450	2,271,518
First Financial Bankshares, Inc.	73,450	2,718,384
Live Oak Bancshares, Inc.	47,282	2,239,748
QCR Holdings, Inc.	26,350	1,950,691
		10,551,849
Beverages — 2.66%
Coca-Cola Consolidated, Inc.	2,470	3,251,508

Biotech & Pharma — 2.27%
Exelixis, Inc.(a)	106,855	2,772,887

Cable & Satellite — 1.02%
Sirius XM Holdings, Inc.	52,530	1,242,335

Chemicals — 4.59%
Huntsman Corp.	111,425	2,696,485
Orion Engineered Carbons SA	163,655	2,914,696
		5,611,181
Construction Materials — 1.32%
Owens Corning	9,160	1,616,923

Containers & Packaging — 2.05%
International Paper Co.	51,245	2,503,318

E-Commerce Discretionary — 1.68%
eBay, Inc.	31,580	2,056,174

Electrical Equipment — 1.81%
Acuity Brands, Inc.	7,595	2,091,587
Advanced Energy Industries, Inc.	1,125	118,395
		2,209,982
	Shares	Fair Value

Food — 3.86%
John B. Sanfilippo & Son, Inc.	12,570	$1,185,477
Lancaster Colony Corp.	19,990	3,529,634
		4,715,111
Gas & Water Utilities — 0.19%
UGI Corp.	9,090	227,432

Health Care Facilities & Services — 2.37%
Medpace Holdings, Inc.(a)	780	260,364
Quest Diagnostics, Inc.	16,985	2,636,921
		2,897,285
Home & Office Products — 0.44%
Tempur Sealy International, Inc.	9,820	536,172

Home Construction — 2.70%
Masco Corp.	31,690	2,660,058
PulteGroup, Inc.	4,440	637,273
		3,297,331
Institutional Financial Services — 0.29%
Nasdaq, Inc.	4,835	353,003

Insurance — 4.52%
Brown & Brown, Inc.	23,013	2,384,147
Old Republic International Corp.	88,400	3,131,128
		5,515,275
Machinery — 1.08%
Graco, Inc.	15,060	1,317,901

Medical Equipment & Devices — 4.18%
Align Technology, Inc.(a)	1,780	452,690
Dentsply Sirona, Inc.	93,450	2,528,757
Waters Corp.(a)	5,890	2,119,752
		5,101,199
Oil & Gas Producers — 2.86%
Coterra Energy, Inc.	134,800	3,228,460
Devon Energy Corp.	6,704	262,260
		3,490,720
Real Estate — 9.51%
American Assets Trust, Inc.	100,965	2,697,785
Apple Hospitality REIT, Inc.	169,460	2,516,481

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — (continued)
Real Estate — (continued)
Gaming and Leisure Properties, Inc.	75,159	$3,866,930
National Storage Affiliates Trust	52,630	2,536,766
		11,617,962
REIT — 2.21%
Matson, Inc.	18,960	2,704,075

Retail - Consumer Staples — 0.96%
Dollar General Corp.	13,795	1,166,643

Retail - Discretionary — 1.31%
Advance Auto Parts, Inc.	41,020	1,599,370

Semiconductors — 7.09%
Cirrus Logic, Inc.(a)	18,340	2,278,012
IPG Photonics Corp. (a)	20,650	1,534,708
Power Integrations, Inc.	28,730	1,842,168
Skyworks Solutions, Inc.	12,280	1,212,896
Teradyne, Inc.	13,485	1,806,046
		8,673,830
Software — 4.56%
Akamai Technologies, Inc.(a)	18,695	1,887,260
Concentrix Corp.	6,655	341,069
SS&C Technologies Holdings, Inc.	45,025	3,341,305
		5,569,634
Specialty Finance — 1.69%
Synchrony Financial	41,355	2,062,787

Steel — 1.09%
Steel Dynamics, Inc.	10,520	1,326,362

Technology Hardware — 3.04%
NetApp, Inc.	13,140	1,622,921
Zebra Technologies Corp., Class A(a)	5,630	2,084,902
		3,707,823
Technology Services — 5.10%
Leidos Holdings, Inc.	19,910	3,245,330
Science Applications International Corp.	21,415	2,982,467
		6,227,797
	Shares	Fair Value

Transportation & Logistics — 1.97%
Expeditors International of Washington, Inc.	18,330	$2,408,562

Transportation Equipment — 4.00%
Allison Transmission Holdings, Inc.	50,805	4,880,836

Wholesale - Discretionary — 0.34%
Pool Corp.	1,095	412,596

Total Common Stocks (Cost $107,920,299)		117,951,478

Total Common Stocks/ Investments — 96.57% (Cost $107,920,299)		117,951,478

Other Assets in Excess of Liabilities— 3.43%		4,185,958

NET ASSETS — 100.00%		$122,137,436

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — 99.56%
Apparel & Textile Products — 2.01%
Wolverine World Wide, Inc.	22,005	$383,327

Asset Management — 1.54%
Vitesse Energy, Inc.	12,255	294,365

Automotive — 1.31%
XPEL, Inc.(a)	5,775	250,462

Beverages — 1.11%
BRC, Inc.(a)	62,045	212,194

Biotech & Pharma — 6.11%
Emergent BioSolutions, Inc.(a)	90,430	755,090
OmniAb, Inc.(a)	57,460	243,056
Vanda Pharmaceuticals, Inc.(a)	35,445	166,237
		1,164,383
Chemicals — 0.97%
Ecovyst, Inc.(a)	26,950	184,608

Commercial Support Services — 3.66%
Acacia Research Corp.(a)	54,495	253,947
BrightView Holdings, Inc.(a)	28,265	444,891
		698,838
Consumer Services — 1.04%
Universal Technical Institute, Inc.(a)	12,215	198,616

Containers & Packaging — 1.02%
TriMas Corp.(a)	7,610	194,283

E-Commerce Discretionary — 3.42%
1-800-FLOWERS.COM, Inc., Class A(a)	32,392	256,869
Beyond, Inc.(a)	14,280	143,942
RealReal, Inc. (The)(a)	80,236	251,941
		652,752
Electrical Equipment — 2.65%
FARO Technologies, Inc.(a)	15,825	302,891
SmartRent, Inc.(a)	116,500	201,545
		504,436
Food — 2.73%
Limoneira Co.(a)	19,620	519,930

Industrial Support Services — 1.16%
Custom Truck One Source, Inc., Class A(a)	64,200	221,490

Internet Media & Services — 6.01%
Despegar.com, Corp.(a)	19,990	247,876
	Shares	Fair Value

Internet Media & Services — (continued)
EverQuote, Inc., Class A(a)	11,400	$240,426
Groupon, Inc.(a)	24,185	236,529
LiveOne, Inc.(a)	123,190	116,883
TrueCar, Inc.(a)	88,257	304,487
		1,146,201
Leisure Facilities & Services — 6.58%
Denny’s Corp.(a)	25,590	165,056
El Pollo Loco Holdings, Inc.(a)	26,525	363,392
Red Robin Gourmet Burgers, Inc.(a)	52,065	229,607
Rush Street Interactive, Inc.(a)	45,830	497,255
		1,255,310
Leisure Products — 2.21%
Funko, Inc., Class A(a)	34,530	421,957

Machinery — 1.77%
Ranpak Holdings Corp., Class A(a)	51,625	337,111

Medical Equipment & Devices — 8.80%
AxoGen, Inc.(a)	25,950	363,819
CareDx, Inc.(a)	13,435	419,508
Quanterix Corp.(a)	19,625	254,340
Treace Medical Concepts, Inc.(a)	46,815	271,527
Zimvie, Inc.(a)	23,275	369,374
		1,678,568
Oil & Gas Producers — 2.36%
Matador Resources Co.	9,095	449,475

Oil & Gas Services & Equipment — 3.88%
DMC Global, Inc.(a)	15,890	206,252
Newpark Resources, Inc.(a)	77,025	533,783
		740,035
Publishing & Broadcasting — 3.39%
National CineMedia, Inc.(a)1	53,775	379,113
Townsquare Media, Inc., Class A(a)	26,360	267,818
		646,931
REIT — 3.04%
Farmland Partners, Inc.(a)	22,115	231,102
Net Lease Office Properties	11,370	348,149
		579,251

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — 8.29%
Aspen Aerogels, Inc.(a)	22,150	$613,333
Leslie’s, Inc.(a)	99,950	315,842
Lovesac Company (The)(a)	11,915	341,365
MarineMax, Inc.(a)	8,800	310,376
		1,580,916
Software — 7.01%
American Software, Inc., Class A	25,020	279,974
Blend Labs, Inc., Class A(a)	75,880	284,550
Cantaloupe, Inc.(a)	43,417	321,285
OneSpan, Inc.(a)	17,672	294,592
Porch Group, Inc.(a)	101,817	156,289
		1,336,690
Specialty Finance — 3.52%
International Money Express, Inc.(a)	10,275	189,985
Oportun Financial Corp.(a)	90,950	255,570
PRA Group, Inc.(a)	10,059	224,919
		670,474
Technology Hardware — 3.84%
Turtle Beach Corp.(a)	24,695	378,822
Xperi, Inc.(a)	38,180	352,783
		731,605
Technology Services — 3.26%
Conduent, Inc.(a)	71,500	288,145
MoneyLion, Inc.(a)	3,870	160,799
Telos Corp.(a)	48,300	173,397
		622,341
Transportation & Logistics — 2.99%
Bristow Group, Inc.(a)	7,045	244,391
Heartland Express, Inc.	26,505	325,481
		569,872
Transportation Equipment — 0.71%
AerSale Corp.(a)	26,825	135,466

Wholesale - Consumer Staples — 3.17%
Calavo Growers, Inc.	9,460	269,894
United Natural Foods, Inc.(a)	19,860	334,045
		603,939

Total Common Stocks/ Investments — 99.56% (Cost $18,118,030)		18,985,826
	Shares	Fair Value

Other Assets in Excess of Liabilities— 0.44%		$83,678

NET ASSETS — 100.00%		$19,069,504

(a)	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — 97.28%
Advertising & Marketing — 0.82%
Omnicom Group, Inc.	5,190	$536,594

Aerospace & Defense — 0.87%
Textron, Inc.	6,445	570,898

Apparel & Textile Products — 2.94%
Crocs, Inc.(a)	3,715	537,969
Deckers Outdoor Corp.(a)	2,472	394,160
Skechers U.S.A., Inc., Class A(a)	14,755	987,405
		1,919,534
Automotive — 0.86%
BorgWarner, Inc.	15,440	560,318

Banking — 2.64%
Cullen/Frost Bankers, Inc.	5,130	573,842
East West Bancorp, Inc.	6,900	570,906
Fifth Third Bancorp	13,655	584,980
		1,729,728
Beverages — 0.82%
Molson Coors Brewing Co., Class B	9,360	538,387

Biotech & Pharma — 2.92%
Biogen, Inc.(a)	2,765	535,968
United Therapeutics Corp.(a)	3,825	1,370,688
		1,906,656
Capital Markets — 1.48%
PPG Industries, Inc.	7,305	967,620

Chemicals — 1.44%
CF Industries Holdings, Inc.	5,230	448,733
Eastman Chemical Co.	3,470	388,467
Olin Corp.	2,155	103,397
		940,597
Commercial Support Services — 2.61%
Cintas Corp.	6,340	1,305,279
Clean Harbors, Inc.(a)	1,650	398,822
		1,704,101
Construction Materials — 2.78%
Carlisle Companies, Inc.	2,030	912,993
Owens Corning	5,105	901,135
		1,814,128
Electric Utilities — 0.38%
Vistra Corp.	2,075	245,971

Electrical Equipment — 4.13%
Acuity Brands, Inc.	2,325	640,282
Trane Technologies PLC	4,425	1,720,129
	Shares	Fair Value

Electrical Equipment — (continued)
Vontier Corp.	10,155	$342,630
		2,703,041
Engineering & Construction — 4.28%
Comfort Systems USA, Inc.	1,510	589,429
EMCOR Group, Inc.	4,445	1,913,706
TopBuild Corp.(a)	735	299,005
		2,802,140
Entertainment Content — 1.23%
Electronic Arts, Inc.	5,610	804,699

Food Products — 0.82%
Hershey Co. (The)	2,810	538,902

Health Care Facilities & Services — 7.43%
Cardinal Health, Inc.	6,135	678,040
Centene Corp.(a)	17,985	1,353,911
IQVIA Holdings, Inc.(a)	4,685	1,110,204
Labcorp Holdings, Inc.	3,100	692,788
Medpace Holdings, Inc.(a)	1,530	510,714
Quest Diagnostics, Inc.	3,330	516,983
		4,862,640
Home Construction — 3.59%
PulteGroup, Inc.	8,225	1,180,534
Taylor Morrison Home Corp.(a)	2,840	199,538
Toll Brothers, Inc.	6,255	966,335
		2,346,407
Hotels, Restaurants & Leisure — 0.99%
Darden Restaurants, Inc.	3,950	648,314

Industrial Support Services — 2.08%
W.W. Grainger, Inc.	1,311	1,361,880

Institutional Financial Services — 0.94%
Bank of New York Mellon Corp. (The)	8,510	611,529

Insurance — 3.21%
Aflac, Inc.	630	70,434
Hartford Financial Services Group, Inc. (The)	10,620	1,249,017
Principal Financial Group, Inc.	5,935	509,817
Reinsurance Group of America, Inc.	1,255	273,427
		2,102,695
Leisure Facilities & Services — 2.26%
Hilton Worldwide Holdings, Inc.	2,520	580,860

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — (continued)
Leisure Facilities & Services — (continued)
Texas Roadhouse, Inc.	5,085	$898,011
		1,478,871
Machinery — 2.73%
AGCO Corp.	2,300	225,078
Curtiss-Wright Corp.	1,195	392,785
Donaldson Co., Inc.	6,895	508,162
Lincoln Electric Holdings, Inc.	3,425	657,668
		1,783,693
Medical Equipment & Devices — 3.40%
Agilent Technologies, Inc.	6,055	899,047
Mettler-Toledo
International, Inc.(a)	590	884,823
ResMed, Inc.	1,810	441,857
		2,225,727
Oil & Gas Producers — 5.66%
Cheniere Energy, Inc.	3,975	714,864
Coterra Energy, Inc.	34,535	827,113
Devon Energy Corp.	23,705	927,339
HF Sinclair Corp.	13,010	579,856
Murphy USA, Inc.	1,325	653,053
		3,702,225
Publishing & Broadcasting — 0.25%
Nexstar Media Group, Inc.	995	164,523

Real Estate — 1.47%
Gaming and Leisure Properties, Inc.	4,525	232,811
Mid-America Apartment Communities, Inc.	1,980	314,622
Weyerhaeuser Co.	12,155	411,569
		959,002
Real Estate Services — 1.33%
CBRE Group, Inc., Class A(a)	6,970	867,626

Retail - Consumer Staples — 4.05%
Casey’s General Stores, Inc.	4,400	1,653,123
Kroger Co. (The)	17,345	993,869
		2,646,992
Retail - Discretionary — 6.52%
Builders FirstSource, Inc.(a)	5,360	1,039,090
O’Reilly Automotive, Inc.(a)	792	912,067
Ross Stores, Inc.	7,660	1,152,906
	Shares	Fair Value

Retail - Discretionary — (continued)
Ulta Beauty, Inc.(a)	2,990	$1,163,468
		4,267,531
Software — 1.29%
Manhattan Associates, Inc.(a)	2,995	842,733

Specialty Finance — 1.17%
Capital One Financial Corp.	1,215	181,922
Synchrony Financial	11,670	582,100
		764,022
Steel — 2.26%
Commercial Metals Co.	9,140	502,334
Nucor Corp.	3,100	466,054
Reliance Steel & Aluminum Co.	1,770	511,902
		1,480,290
Technology Hardware — 7.42%
Dell Technologies, Inc., Class C	2,425	287,460
F5, Inc.(a)	4,500	990,900
Hewlett Packard Enterprise Co.	46,200	945,252
Jabil, Inc.	12,230	1,465,520
NetApp, Inc.	9,390	1,159,759
		4,848,891
Technology Services — 5.37%
Amdocs Ltd.	5,300	463,644
CACI International, Inc., Class A(a)	1,630	822,433
Cognizant Technology Solutions Corp., Class A	7,070	545,663
Corpay, Inc.(a)	1,170	365,929
MSCI, Inc.	1,230	717,004
Science Applications International Corp.	4,300	598,861
		3,513,534
Transportation & Logistics — 0.53%
Landstar System, Inc.	1,835	346,576

Transportation Equipment — 1.88%
Cummins, Inc.	3,790	1,227,164

Wholesale - Consumer Staples — 0.43%
Archer-Daniels-Midland Co.	4,690	280,181

Total Common Stocks (Cost $60,000,795)		63,616,360

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
COMMON STOCKS — (continued)
Total Common Stocks/ Investments — 97.28% (Cost $60,000,795)		$63,616,360

Other Assets in Excess of Liabilities— 2.72%		1,778,915

NET ASSETS — 100.00%		$65,395,275

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities
September 30, 2024

	FullerThaler	FullerThaler	FullerThaler
	Behavioral Small-	Behavioral Small-	Behavioral Mid-
	Cap Equity Fund	Cap Growth Fund	Cap Value Fund
Assets
Investments in securities at fair value (cost $7,435,111,328, $1,681,909,171 and $324,035,408)	$10,232,713,153	$1,897,481,228	$352,801,072
Cash and cash equivalents	250,000,000	—	22,896,579
Receivable for fund shares sold	9,664,599	56,083,106	401,463
Receivable for investments sold	9,381,530	—	—
Dividends and interest receivable	6,204,967	241,579	274,100
Cash collateral for securities loaned	251,372,403	94,654,403	30,987,081
Securities lending income receivable	12,131	4,178	1,412
Prepaid expenses	143,338	75,529	64,147
Total Assets	10,759,492,121	2,048,540,023	407,425,854
Liabilities
Bank overdraft	—	942,621	—
Payable for investments purchased	16,966,256	—	—
Payable for fund shares redeemed	4,839,108	663,627	147,098
Payable for collateral upon return of securities loaned	339,463,069	127,824,987	41,846,159
Payable to Adviser	4,586,660	875,681	130,380
Accrued 12b-1 fees	208,644	64,886	9,207
Accrued administrative service fees	1,366,429	236,709	74,340
Payable to affiliates	104,750	19,000	5,437
Payable to auditors	4,827	4,827	4,828
Payable to trustees	891	891	891
Other accrued expenses	274,851	193,261	10,619
Total Liabilities	367,815,485	130,826,490	42,228,959
Net Assets	$10,391,676,636	$1,917,713,533	$365,196,895
Net Assets consist of:
Paid-in capital	$6,894,882,077	$1,793,276,183	$351,916,917
Accumulated earnings	3,496,794,559	124,437,350	13,279,978
Net Assets	$10,391,676,636	$1,917,713,533	$365,196,895

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities (continued)
September 30, 2024

	FullerThaler	FullerThaler	FullerThaler
	Behavioral Small-	Behavioral Small-	Behavioral Mid-
	Cap Equity Fund	Cap Growth Fund	Cap Value Fund
R6 Shares:
Net Assets	$2,435,752,052	$437,569,306	$58,159,541
Shares outstanding (unlimited number of shares authorized, no par value)	49,144,789	9,669,614	1,669,840
Net asset value, offering and redemption price per share	$49.56	$45.25	$34.83
Institutional Shares:
Net Assets	$7,340,676,798	$1,401,399,961	$295,238,742
Shares outstanding (unlimited number of shares authorized, no par value)	149,558,068	31,170,178	8,488,595
Net asset value, offering and redemption price per share	$49.08	$44.96	$34.78
Investor Shares:
Net Assets	$583,449,245	$46,284,060	$8,135,019
Shares outstanding (unlimited number of shares authorized, no par value)	11,994,907	1,050,070	235,183
Net asset value, offering and redemption price per share	$48.64	$44.08	$34.59
A Shares:
Net Assets	$17,325,922	$13,744,477	$2,522,598
Shares outstanding (unlimited number of shares authorized, no par value)	356,935	312,809	72,966
Net asset value, offering and redemption price per share	$48.54	$43.94	$34.57
Maximum offering price per share (Note 1)	$51.50	$46.62	$36.68
C Shares:
Net Assets	$14,472,619	$18,715,729	$1,140,995
Shares outstanding (unlimited number of shares authorized, no par value)	303,866	439,340	33,272
Net asset value, offering and redemption price per share	$47.63	$42.60	$34.29

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities (continued)
September 30, 2024

	FullerThaler	FullerThaler
	Behavioral	Behavioral Small–
	Unconstrained	Mid Core Equity
	Equity Fund	Fund
Assets
Investments in securities at fair value (cost $95,576,351 and $107,920,299)	$111,565,135	$117,951,478
Cash and cash equivalents	2,000,393	3,953,591
Receivable for fund shares sold	510,343	232,394
Dividends and interest receivable	54,388	82,142
Prepaid expenses	33,903	25,918
Total Assets	114,164,162	122,245,523
Liabilities
Payable for fund shares redeemed	—	14,991
Payable to Adviser	52,703	53,644
Accrued 12b-1 fees	844	367
Accrued administrative service fees	6,587	21,521
Payable to affiliates	2,313	2,389
Payable to auditors	4,827	4,828
Payable to trustees	891	891
Other accrued expenses	2,641	9,456
Total Liabilities	70,806	108,087
Net Assets	$114,093,356	$122,137,436
Net Assets consist of:
Paid-in capital	$102,822,225	$112,906,775
Accumulated earnings	11,271,131	9,230,661
Net Assets	$114,093,356	$122,137,436
R6 Shares:
Net Assets	$53,895,877
Shares outstanding (unlimited number of shares authorized, no par value)	1,061,923
Net asset value, offering and redemption price per share	$50.75
Institutional Shares:
Net Assets	$57,799,633	$120,480,597
Shares outstanding (unlimited number of shares authorized, no par value)	1,141,454	3,046,693
Net asset value, offering and redemption price per share	$50.64	$39.54
A Shares:
Net Assets	$1,628,079	$1,656,839
Shares outstanding (unlimited number of shares authorized, no par value)	32,333	42,154
Net asset value, offering and redemption price per share	$50.35	$39.30
Maximum offering price per share (Note 1)	$53.42	$41.70
C Shares:
Net Assets	$769,767
Shares outstanding (unlimited number of shares authorized, no par value)	15,476
Net asset value, offering and redemption price per share	$49.74

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Assets and Liabilities (continued)
September 30, 2024

	FullerThaler	FullerThaler
	Behavioral Micro-	Behavioral Mid-
	Cap Equity Fund	Cap Equity Fund
Assets
Investments in securities at fair value (cost $18,118,030 and $60,000,795)	$18,985,826	$63,616,360
Cash and cash equivalents	75,002	1,391,399
Receivable for fund shares sold	19,177	380,937
Dividends and interest receivable	812	38,338
Securities lending income receivable	79	—
Prepaid expenses	10,044	20,902
Total Assets	19,090,940	65,447,936
Liabilities
Payable to Adviser	8,970	20,059
Accrued administrative service fees	2,311	15,389
Payable to affiliates	1,812	1,813
Payable to auditors	4,828	4,412
Payable to trustees	891	945
Other accrued expenses	2,624	10,043
Total Liabilities	21,436	52,661
Net Assets	$19,069,504	$65,395,275
Net Assets consist of:
Paid-in capital	$22,839,095	$61,952,586
Accumulated earnings (deficit)	(3,769,591)	3,442,689
Net Assets	$19,069,504	$65,395,275
Institutional Shares:
Net Assets	$19,069,504	$65,395,275
Shares outstanding (unlimited number of shares authorized, no par value)	768,670	2,556,838
Net asset value, offering and redemption price per share	$24.81	$25.58

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Operations
For the year ended September 30, 2024

	FullerThaler	FullerThaler	FullerThaler
	Behavioral Small-	Behavioral Small-	Behavioral Mid-
	Cap Equity Fund	Cap Growth Fund	Cap Value Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $–, $578 and $245)	$127,432,272	$1,732,540	$8,413,495
Interest income	9,935,403	1,778,936	862,478
Securities lending income	136,871	68,427	17,866
Total investment income	137,504,546	3,579,903	9,293,839
Expenses:
Adviser	51,828,969	8,443,322	2,975,207
Administrative Services - Institutional Shares	7,475,672	1,044,979	341,502
Administrative Services - Investor Shares	833,075	51,822	14,955
Administrative Services - A Shares	22,768	8,183	2,672
12b-1 fees - Investor Shares	1,216,156	75,828	20,988
12b-1 fees - A Shares	35,645	16,628	5,427
12b-1 fees - C Shares	140,235	107,448	7,829
Administration	900,349	100,428	44,438
Report printing	366,523	68,795	25,541
Fund accounting	281,035	30,521	13,147
ReFlow fees (Note 9)	276,869	325,399	247,635
Registration	244,428	125,866	109,555
Custodian	224,628	32,896	17,358
Transfer agent	136,388	14,938	6,368
Legal	47,645	11,855	11,500
Trustee	18,448	18,355	18,367
Audit and tax preparation	18,435	18,435	18,435
Compliance services	6,000	6,000	6,000
Miscellaneous	234,347	198,751	30,068
Total expenses	64,307,615	10,700,449	3,916,992
Fees contractually waived by Adviser	—	(1,142,539)	(820,587)
Net operating expenses	64,307,615	9,557,910	3,096,405
Net investment income (loss)	73,196,931	(5,978,007)	6,197,434
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized gain (loss) on investment securities transactions	756,359,745	(55,687,020)	(18,381,914)
Net realized gain from in-kind redemptions (Note 2)	158,445,440	110,489,198	48,729,315
Net change in unrealized appreciation of investment securities	1,589,165,386	176,843,197	53,612,939
Net realized and change in unrealized gain on investments and in-kind redemptions	2,503,970,571	231,645,375	83,960,340
Net increase in net assets resulting from operations	$2,577,167,502	$225,667,368	$90,157,774

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Operations (continued)
For the year ended September 30, 2024

	FullerThaler	FullerThaler
	Behavioral	Behavioral Small–
	Unconstrained	Mid Core Equity
	Equity Fund	Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $– and $931)	$631,833	$1,333,917
Interest income	128,288	132,969
Securities lending income	—	7
Total investment income	760,121	1,466,893
Expenses:
Adviser	564,691	575,752
Administrative Services - Institutional Shares	30,919	82,135
Administrative Services - A Shares	449	2,049
12b-1 fees - A Shares	514	2,874
12b-1 fees - C Shares	929	—
Registration	64,885	45,724
ReFlow fees (Note 9)	27,397	44,274
Trustee	18,306	18,356
Audit and tax preparation	16,915	16,665
Legal	11,500	11,500
Administration	10,850	10,811
Compliance services	6,000	6,000
Custodian	4,886	5,418
Report printing	4,408	7,964
Fund accounting	2,619	2,737
Transfer agent	1,272	1,330
Miscellaneous	23,445	28,052
Total expenses	789,985	861,641
Fees contractually waived by Adviser	(187,338)	(221,795)
Net operating expenses	602,647	639,846
Net investment income	157,474	827,047
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized loss on investment securities transactions	(896,346)	(1,334,799)
Net realized gain from in-kind redemptions (Note 2)	7,772,890	6,112,648
Net change in unrealized appreciation of investment securities	16,022,316	12,117,215
Net realized and change in unrealized gain on investments and in-kind redemptions	22,898,860	16,895,064
Net increase in net assets resulting from operations	$23,056,334	$17,722,111

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Operations (continued)
For the year ended September 30, 2024

	FullerThaler	FullerThaler
	Behavioral Micro-	Behavioral Mid-
	Cap Equity Fund	Cap Equity Fund
Investment Income:
Dividend income	$216,002	$323,286
Interest income	16,017	47,171
Securities lending income	63,717	—
Total investment income	295,736	370,457
Expenses:
Adviser	275,870	188,146
Administrative Services - Institutional Shares	19,244	35,616
Trustee	18,359	18,303
Audit and tax preparation	16,665	20,490
Registration	13,526	12,511
Legal	11,500	11,500
Administration	10,017	10,017
ReFlow fees (Note 9)	7,571	10,624
Compliance services	6,000	6,000
Fund accounting	2,619	2,620
Report printing	2,469	3,631
Custodian	1,427	1,798
Transfer agent	1,272	1,272
Offering	—	16,934
Organizational	—	10,558
Miscellaneous	20,493	24,383
Total expenses	407,032	374,403
Fees contractually waived and expenses reimbursed by Adviser	(155,207)	(173,776)
Net operating expenses	251,825	200,627
Net investment income	43,911	169,830
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized loss on investment securities transactions	(680,922)	(325,727)
Net realized gain from in-kind redemptions (Note 2)	2,253,815	2,196,580
Net change in unrealized appreciation (depreciation) of investment securities	(951,458)	3,615,565
Net realized and change in unrealized gain on investments and in-kind redemptions	621,435	5,486,418
Net increase in net assets resulting from operations	$665,346	$5,656,248

(a)	For the period October 2, 2023 (commencement of operations) to September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets

	FullerThaler Behavioral Small-Cap
	Equity Fund
	For the Year Ended	For the Year Ended
	September 30, 2024	September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$73,196,931	$62,608,963
Net realized gain on investment securities transactions	756,359,745	44,167,158
Net realized gain from in-kind redemptions (Note 2)	158,445,440	71,094,546
Net change in unrealized appreciation of investment securities	1,589,165,386	800,428,286
Net increase in net assets resulting from operations	2,577,167,502	978,298,953
Distributions to Shareholders from Earnings:
R6 Shares	(38,464,493)	(19,327,335)
Institutional Shares	(96,726,072)	(46,680,956)
Investor Shares	(6,978,693)	(2,755,570)
A Shares	(205,854)	(89,102)
C Shares	(154,519)	(61,770)
Total distributions	(142,529,631)	(68,914,733)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	642,118,193	625,715,575
Reinvestment of distributions	13,969,899	5,571,572
Amount paid for shares redeemed	(622,063,452)	(416,167,048)
Total R6 Shares	34,024,640	215,120,099
Institutional Shares:
Proceeds from shares sold	1,992,907,709	1,497,763,887
Reinvestment of distributions	71,521,191	35,308,013
Amount paid for shares redeemed	(1,062,698,644)	(934,107,965)
Total Institutional Shares	1,001,730,256	598,963,935
Investor Shares:
Proceeds from shares sold	348,835,436	139,048,508
Reinvestment of distributions	6,551,462	2,521,438
Amount paid for shares redeemed	(254,713,480)	(102,290,503)
Total Investor Shares	100,673,418	39,279,443
A Shares:
Proceeds from shares sold	3,315,049	1,809,456
Reinvestment of distributions	193,537	85,691
Amount paid for shares redeemed	(1,508,076)	(1,447,266)
Total A Shares	2,000,510	447,881
C Shares:
Proceeds from shares sold	1,679,705	2,312,985
Reinvestment of distributions	135,608	54,047
Amount paid for shares redeemed	(4,137,482)	(2,399,653)
Total C Shares	(2,322,169)	(32,621)
Net increase in net assets resulting from capital transactions	1,136,106,655	853,778,737
Total Increase in Net Assets	3,570,744,526	1,763,162,957

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap
	Equity Fund
	For the Year Ended	For the Year Ended
	September 30, 2024	September 30, 2023
Net Assets
Beginning of year	6,820,932,110	5,057,769,153
End of year	$10,391,676,636	$6,820,932,110
Share Transactions:
R6 Shares:
Shares sold	14,582,377	17,407,933
Shares issued in reinvestment of distributions	343,843	157,767
Shares redeemed	(14,038,485)	(11,568,665)
Total R6 Shares	887,735	5,997,035
Institutional Shares:
Shares sold	46,161,417	41,600,182
Shares issued in reinvestment of distributions	1,772,109	1,010,184
Shares redeemed	(24,765,309)	(26,036,089)
Total Institutional Shares	23,168,217	16,574,277
Investor Shares:
Shares sold	8,029,438	3,881,423
Shares issued in reinvestment of distributions	164,159	72,381
Shares redeemed	(5,720,956)	(2,855,110)
Total Investor Shares	2,472,641	1,098,694
A Shares:
Shares sold	76,199	50,467
Shares issued in reinvestment of distributions	4,865	2,465
Shares redeemed	(34,502)	(43,986)
Total A Shares	46,562	8,946
C Shares:
Shares sold	41,137	65,654
Shares issued in reinvestment of distributions	3,533	1,560
Shares redeemed	(97,808)	(68,410)
Total C Shares	(53,138)	(1,196)

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap
	Growth Fund
	For the Year Ended	For the Year Ended
	September 30, 2024	September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(5,978,007)	$(1,126,127)
Net realized loss on investment securities transactions	(55,687,020)	(21,890,990)
Net realized gain from in-kind redemptions (Note 2)	110,489,198	7,729,264
Net change in unrealized appreciation of investment securities	176,843,197	47,767,293
Net increase in net assets resulting from operations	225,667,368	32,479,440
Capital Transactions:
R6 Shares:
Proceeds from shares sold	834,105,146	80,783,154
Amount paid for shares redeemed	(500,171,916)	(46,677,069)
Total R6 Shares	333,933,230	34,106,085
Institutional Shares:
Proceeds from shares sold	1,406,680,327	172,179,021
Amount paid for shares redeemed	(425,711,117)	(40,210,522)
Total Institutional Shares	980,969,210	131,968,499
Investor Shares:
Proceeds from shares sold	37,665,104	10,462,083
Amount paid for shares redeemed	(11,746,279)	(1,216,003)
Total Investor Shares	25,918,825	9,246,080
A Shares:
Proceeds from shares sold	15,550,783	1,500,900
Amount paid for shares redeemed	(4,472,568)	(483,425)
Total A Shares	11,078,215	1,017,475
C Shares:
Proceeds from shares sold	13,971,920	2,307,377
Amount paid for shares redeemed	(967,762)	(134,201)
Total C Shares	13,004,158	2,173,176
Net increase in net assets resulting from capital transactions	1,364,903,638	178,511,315
Total Increase in Net Assets	1,590,571,006	210,990,755

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap
	Growth Fund
	For the Year Ended	For the Year Ended
	September 30, 2024	September 30, 2023
Net Assets
Beginning of year	327,142,527	116,151,772
End of year	$1,917,713,533	$327,142,527
Share Transactions:
R6 Shares:
Shares sold	20,009,860	2,556,289
Shares redeemed	(12,036,589)	(1,483,038)
Total R6 Shares	7,973,271	1,073,251
Institutional Shares:
Shares sold	33,462,072	5,494,847
Shares redeemed	(10,035,698)	(1,308,496)
Total Institutional Shares	23,426,374	4,186,351
Investor Shares:
Shares sold	932,886	327,736
Shares redeemed	(288,778)	(39,020)
Total Investor Shares	644,108	288,716
A Shares:
Shares sold	376,184	47,654
Shares redeemed	(108,454)	(15,497)
Total A Shares	267,730	32,157
C Shares:
Shares sold	365,858	75,456
Shares redeemed	(24,731)	(4,709)
Total C Shares	341,127	70,747

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Value
	Fund
	For the Year Ended	For the Year Ended
	September 30, 2024	September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$6,197,434	$5,727,655
Net realized loss on investment securities transactions	(18,381,914)	(6,675,749)
Net realized gain from in-kind redemptions (Note 2)	48,729,315	14,708,557
Net change in unrealized appreciation (depreciation) of investment securities	53,612,939	(1,010,941)
Net increase in net assets resulting from operations	90,157,774	12,749,522
Distributions to Shareholders from Earnings:
R6 Shares	(3,002,777)	(4,882,882)
Institutional Shares	(3,070,489)	(4,069,248)
Investor Shares	(116,331)	(139,944)
A Shares	(31,492)	(4,018)
C Shares	(5,900)	(3,375)
Total distributions	(6,226,989)	(9,099,467)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	218,690,831	86,601,555
Reinvestment of distributions	3,002,777	4,882,882
Amount paid for shares redeemed	(413,622,813)	(58,125,918)
Total R6 Shares	(191,929,205)	33,358,519
Institutional Shares:
Proceeds from shares sold	152,603,512	169,657,350
Reinvestment of distributions	2,875,745	3,477,679
Amount paid for shares redeemed	(92,487,906)	(121,796,622)
Total Institutional Shares	62,991,351	51,338,407
Investor Shares:
Proceeds from shares sold	1,823,305	9,646,784
Reinvestment of distributions	115,706	138,870
Amount paid for shares redeemed	(3,857,644)	(7,583,166)
Total Investor Shares	(1,918,633)	2,202,488
A Shares:
Proceeds from shares sold	580,151	2,250,553
Reinvestment of distributions	31,492	4,018
Amount paid for shares redeemed	(286,474)	(552,332)
Total A Shares	325,169	1,702,239
C Shares:
Proceeds from shares sold	710,246	288,356
Reinvestment of distributions	5,900	3,375
Amount paid for shares redeemed	(50,774)	(6,012)
Total C Shares	665,372	285,719
Net increase (decrease) in net assets resulting from capital transactions	(129,865,946)	88,887,372
Total Increase (Decrease) in Net Assets	(45,935,161)	92,537,427

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Value
	Fund
	For the Year Ended	For the Year Ended
	September 30, 2024	September 30, 2023
Net Assets
Beginning of year	411,132,056	318,594,629
End of year	$365,196,895	$411,132,056
Share Transactions:
R6 Shares:
Shares sold	6,981,526	3,110,382
Shares issued in reinvestment of distributions	96,801	170,441
Shares redeemed	(13,232,869)	(2,143,832)
Total R6 Shares	(6,154,542)	1,136,991
Institutional Shares:
Shares sold	4,833,218	5,863,820
Shares issued in reinvestment of distributions	92,766	121,608
Shares redeemed	(3,094,930)	(4,432,979)
Total Institutional Shares	1,831,054	1,552,449
Investor Shares:
Shares sold	58,866	338,427
Shares issued in reinvestment of distributions	3,743	4,867
Shares redeemed	(122,316)	(268,773)
Total Investor Shares	(59,707)	74,521
A Shares:
Shares sold	18,854	78,540
Shares issued in reinvestment of distributions	1,019	141
Shares redeemed	(9,195)	(19,248)
Total A Shares	10,678	59,433
C Shares:
Shares sold	22,924	10,000
Shares issued in reinvestment of distributions	192	119
Shares redeemed	(1,576)	(211)
Total C Shares	21,540	9,908

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Unconstrained
	Equity Fund
	For the Year Ended	For the Year Ended
	September 30, 2024	September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$157,474	$126,192
Net realized loss on investment securities transactions	(896,346)	(3,347,499)
Net realized gain from in-kind redemptions (Note 2)	7,772,890	3,994,037
Net change in unrealized appreciation of investment securities	16,022,316	7,141,176
Net increase in net assets resulting from operations	23,056,334	7,913,906
Distributions to Shareholders from Earnings:
R6 Shares	(124,358)	—
Institutional Shares	(32,753)	—
Total distributions	(157,111)	—
Capital Transactions:
R6 Shares:
Proceeds from shares sold	34,114,372	30,700,026
Reinvestment of distributions	73,434	—
Amount paid for shares redeemed	(28,838,864)	(34,872,906)
Total R6 Shares	5,348,942	(4,172,880)
Institutional Shares:
Proceeds from shares sold	56,015,936	3,134,933
Reinvestment of distributions	32,139	—
Amount paid for shares redeemed	(19,577,530)	(1,995,946)
Total Institutional Shares	36,470,545	1,138,987
A Shares:
Proceeds from shares sold	1,605,114	12,771
Amount paid for shares redeemed	(107,777)	(112)
Total A Shares	1,497,337	12,659
C Shares:
Proceeds from shares sold	717,956	—
Amount paid for shares redeemed	(20,654)	—
Total C Shares	697,302	—
Net increase (decrease) in net assets resulting from capital
transactions	44,014,126	(3,021,234)
Total Increase in Net Assets	66,913,349	4,892,672

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Unconstrained
	Equity Fund
	For the Year Ended	For the Year Ended
	September 30, 2024	September 30, 2023
Net Assets
Beginning of year	47,180,007	42,287,335
End of year	$114,093,356	$47,180,007
Share Transactions:
R6 Shares:
Shares sold	785,797	878,245
Shares issued in reinvestment of distributions	1,816	—
Shares redeemed	(660,207)	(1,023,536)
Total R6 Shares	127,406	(145,291)
Institutional Shares:
Shares sold	1,174,412	89,118
Shares issued in reinvestment of distributions	797	—
Shares redeemed	(414,135)	(58,708)
Total Institutional Shares	761,074	30,410
A Shares:
Shares sold	33,065	367
Shares redeemed	(2,340)	(3)
Total A Shares	30,725	364
C Shares:
Shares sold	15,059	—
Shares redeemed	(413)	—
Total C Shares	14,646	—

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small–Mid Core
	Equity Fund
	For the Year Ended	For the Year Ended
	September 30, 2024	September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$827,047	$310,227
Net realized loss on investment securities transactions	(1,334,799)	(839,748)
Net realized gain from in-kind redemptions (Note 2)	6,112,648	2,595,851
Net change in unrealized appreciation (depreciation) of investment securities	12,117,215	(1,206,049)
Net increase in net assets resulting from operations	17,722,111	860,281
Distributions to Shareholders from Earnings:
Institutional Shares	(427,648)	(71,804)
A Shares	(5,372)	(39)
Total distributions	(433,020)	(71,843)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	131,713,143	57,951,189
Reinvestment of distributions	367,630	71,804
Amount paid for shares redeemed	(70,191,869)	(24,008,554)
Total Institutional Shares	61,888,904	34,014,439
A Shares:
Proceeds from shares sold	1,507,885	695,071
Reinvestment of distributions	5,372	39
Amount paid for shares redeemed	(684,593)	(127,698)
Total A Shares	828,664	567,412
Net increase in net assets resulting from capital transactions	62,717,568	34,581,851
Total Increase in Net Assets	80,006,659	35,370,289
Net Assets
Beginning of year	42,130,777	6,760,488
End of year	$122,137,436	$42,130,777
Share Transactions:
Institutional Shares:
Shares sold	3,674,947	1,824,200
Shares issued in reinvestment of distributions	10,759	2,467
Shares redeemed	(1,972,037)	(748,278)
Total Institutional Shares	1,713,669	1,078,389
A Shares:
Shares sold	45,726	22,225
Shares issued in reinvestment of distributions	158	1
Shares redeemed	(21,988)	(4,093)
Total A Shares	23,896	18,133

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Micro-Cap
	Equity Fund
	For the Year Ended	For the Year Ended
	September 30, 2024	September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$43,911	$79,021
Net realized loss on investment securities transactions	(680,922)	(3,694,425)
Net realized gain from in-kind redemptions (Note 2)	2,253,815	384,692
Net change in unrealized appreciation (depreciation) of investment securities	(951,458)	4,705,383
Net increase in net assets resulting from operations	665,346	1,474,671
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	13,039,835	5,177,276
Amount paid for shares redeemed	(12,679,496)	(2,282,018)
Total Institutional Shares	360,339	2,895,258
Net increase in net assets resulting from capital transactions	360,339	2,895,258
Total Increase in Net Assets	1,025,685	4,369,929
Net Assets
Beginning of year	18,043,819	13,673,890
End of year	$19,069,504	$18,043,819
Share Transactions:
Institutional Shares:
Shares sold	515,061	220,258
Shares redeemed	(500,871)	(96,745)
Total Institutional Shares	14,190	123,513

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Statements of Changes in Net Assets (continued)

FullerThaler
Behavioral Mid-Cap
Equity Fund
For the Period
Ended September
30, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$169,830
Net realized loss on investment securities transactions	(325,727)
Net realized gain from in-kind redemptions (Note 2)	2,196,580
Net change in unrealized appreciation of investment securities	3,615,565
Net increase in net assets resulting from operations	5,656,248
Distributions to Shareholders from Earnings:
Institutional Shares	(17,386)
Total distributions	(17,386)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	80,067,541
Reinvestment of distributions	16,879
Amount paid for shares redeemed	(20,328,007)
Total Institutional Shares	59,756,413
Net increase in net assets resulting from capital transactions	59,756,413
Total Increase in Net Assets	65,395,275
Net Assets
Beginning of period	—
End of period	$65,395,275
Share Transactions:
Institutional Shares:
Shares sold	3,395,766
Shares issued in reinvestment of distributions	760
Shares redeemed	(839,688)
Total Institutional Shares	2,556,838

(a)	For the period October 2, 2023 (commencement of operations) to September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund - R6 Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$37.18	$31.61	$36.83	$24.76	$25.39
Income from investment operations:
Net investment income(a)	0.42	0.40	0.33	0.49	0.11
Net realized and unrealized gain (loss) on investments	12.76	5.63	(4.09)	11.71	(0.61	) (b)
Total from investment operations	13.18	6.03	(3.76)	12.20	(0.50)
Less distributions to shareholders from:
Net investment income	(0.45)	(0.29)	(0.18)	(0.13)	(0.13)
Net realized gains	(0.35)	(0.17)	(1.28)	—	—
Total from distributions	(0.80)	(0.46)	(1.46)	(0.13)	(0.13)
Net asset value, end of year	$49.56	$37.18	$31.61	$36.83	$24.76
Total Return (c)	35.90%	19.16%	(10.81)%	49.38%	(2.02)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$2,435,752	$1,794,005	$1,335,836	$1,395,653	$610,476
Before waiver or recoupment:
Ratio of expenses to average net assets	0.63%	0.64%	0.65%	0.64%	0.69%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.63%	0.64%	0.65%	0.64%	0.69%
Ratio of net investment income to average net assets	0.96%	1.10%	0.94%	1.42%	0.47%
Portfolio turnover(d)(e)	41%	35%	35%	31%	54%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(e)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – Institutional Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$36.83	$31.32	$36.51	$24.55	$25.18
Income from investment operations:
Net investment income(a)	0.36	0.36	0.29	0.44	0.09
Net realized and unrealized gain (loss) on investments	12.65	5.57	(4.05)	11.62	(0.61	) (b)
Total from investment operations	13.01	5.93	(3.76)	12.06	(0.52)
Less distributions to shareholders from:
Net investment income	(0.41)	(0.25)	(0.15)	(0.10)	(0.11)
Net realized gains	(0.35)	(0.17)	(1.28)	—	—
Total from distributions	(0.76)	(0.42)	(1.43)	(0.10)	(0.11)
Net asset value, end of year	$49.08	$36.83	$31.32	$36.51	$24.55
Total Return (c)	35.75%	19.03%	(10.90)%	49.24%	(2.11)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$7,340,677	$4,654,951	$3,439,879	$3,599,929	$2,089,639
Before waiver or recoupment:
Ratio of expenses to average net assets	0.76%	0.75%	0.74%	0.75%	0.79%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.76%	0.75%	0.74%	0.75%	0.79%
Ratio of net investment income to average net assets	0.84%	0.98%	0.83%	1.28%	0.36%
Portfolio turnover(d)(e)	41%	35%	35%	31%	54%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(e)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – Investor Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$36.53	$31.08	$36.25	$24.39	$25.02
Income from investment operations:
Net investment income(a)	0.23	0.25	0.19	0.34	0.02
Net realized and unrealized gain (loss) on investments	12.54	5.52	(4.02)	11.55	(0.62	) (b)
Total from investment operations	12.77	5.77	(3.83)	11.89	(0.60)
Less distributions to shareholders from:
Net investment income	(0.31)	(0.15)	(0.06)	(0.03)	(0.03)
Net realized gains	(0.35)	(0.17)	(1.28)	—	—
Total from distributions	(0.66)	(0.32)	(1.34)	(0.03)	(0.03)
Net asset value, end of year	$48.64	$36.53	$31.08	$36.25	$24.39
Total Return (c)	35.36%	18.65%	(11.15)%	48.79%	(2.40)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$583,449	$347,885	$261,786	$273,271	$139,789
Before waiver or recoupment:
Ratio of expenses to average net assets	1.05%	1.05%	1.03%	1.03%	1.08%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.05%	1.05%	1.03%	1.03%	1.08%
Ratio of net investment income to average net assets	0.54%	0.69%	0.55%	1.01%	0.07%
Portfolio turnover(d)(e)	41%	35%	35%	31%	54%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(e)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – A Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$36.45	$31.00	$36.18	$24.38	$25.04
Income from investment operations:
Net investment income(a)	0.24	0.25	0.21	0.40	0.01
Net realized and unrealized gain (loss) on investments	12.51	5.52	(4.04)	11.48	(0.58	) (b)
Total from investment operations	12.75	5.77	(3.83)	11.88	(0.57)
Less distributions to shareholders from:
Net investment income	(0.31)	(0.15)	(0.07)	(0.08)	(0.09)
Net realized gains	(0.35)	(0.17)	(1.28)	—	—
Total from distributions	(0.66)	(0.32)	(1.35)	(0.08)	(0.09)
Net asset value, end of year	$48.54	$36.45	$31.00	$36.18	$24.38
Total Return (excludes sales charge)(c)	35.36%	18.69%	(11.15)%	48.80%	(2.31)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$17,326	$11,313	$9,345	$7,408	$941
Before waiver or recoupment:
Ratio of expenses to average net assets	1.04%	1.04%	1.02%	1.02%	1.13%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.04%	1.04%	1.02%	1.02%	1.13%
Ratio of net investment income to average net assets	0.55%	0.69%	0.60%	1.15%	0.05%
Portfolio turnover(d)(e)	41%	35%	35%	31%	54%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(e)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund – C Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$35.79	$30.49	$35.75	$24.16	$24.92
Income from investment operations:
Net investment income (loss)(a)	(0.02)	0.03	(0.02)	0.17	(0.12)
Net realized and unrealized gain (loss) on investments	12.30	5.44	(3.96)	11.42	(0.61	) (b)
Total from investment operations	12.28	5.47	(3.98)	11.59	(0.73)
Less distributions to shareholders from:
Net investment income	(0.09)	—	—	—	(0.03)
Net realized gains	(0.35)	(0.17)	(1.28)	—	—
Total from distributions	(0.44)	(0.17)	(1.28)	—	(0.03)
Net asset value, end of year	$47.63	$35.79	$30.49	$35.75	$24.16
Total Return (excludes sales charge)(c)	34.59%	17.97%	(11.70)%	47.97%	(2.95)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$14,473	$12,779	$10,923	$10,096	$2,987
Before waiver or recoupment:
Ratio of expenses to average net assets	1.63%	1.64%	1.65%	1.64%	1.69%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.63%	1.64%	1.65%	1.64%	1.69%
Ratio of net investment income (loss) to average net assets	(0.04)%	0.10%	(0.05)%	0.50%	(0.52)%
Portfolio turnover(d)(e)	41%	35%	35%	31%	54%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(e)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - R6 Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$32.94	$26.90	$43.92	$28.12	$21.73
Income from investment operations:
Net investment loss(a)	(0.21)	(0.17)	(0.15)	(0.27)	(0.14)
Net realized and unrealized gain (loss) on investments	12.52	6.21	(10.34)	16.07	6.53
Total from investment operations	12.31	6.04	(10.49)	15.80	6.39
Less distributions to shareholders from:
Net realized gains	—	—	(6.53)	—	—
Total from distributions	—	—	(6.53)	—	—
Net asset value, end of year	$45.25	$32.94	$26.90	$43.92	$28.12
Total Return (b)	37.37%	22.45%	(28.48)%	56.19%	29.41%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$437,569	$55,874	$16,759	$5,940	$13,083
Before waiver or recoupment:
Ratio of expenses to average net assets	0.95%	0.98%	1.09%	1.06%	1.63%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.86%	0.87%	0.90%	0.90%	0.90%
Ratio of net investment loss to average net assets	(0.50)%	(0.51)%	(0.46)%	(0.73)%	(0.57)%
Portfolio turnover(c)(d)	82%	101%	102%	114%	128%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - Institutional Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$32.76	$26.77	$43.79	$28.06	$21.69
Income from investment operations:
Net investment loss(a)	(0.25)	(0.18)	(0.24)	(0.31)	(0.16)
Net realized and unrealized gain (loss) on investments	12.45	6.17	(10.25)	16.04	6.53
Total from investment operations	12.20	5.99	(10.49)	15.73	6.37
Less distributions to shareholders from:
Net realized gains	—	—	(6.53)	—	—
Total from distributions	—	—	(6.53)	—	—
Net asset value, end of year	$44.96	$32.76	$26.77	$43.79	$28.06
Total Return (b)	37.24%	22.38%	(28.57)%	56.06%	29.37%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$1,401,400	$253,671	$95,249	$104,236	$44,808
Before waiver or recoupment:
Ratio of expenses to average net assets	1.08%	1.12%	1.18%	1.12%	1.71%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.96%	0.97%	0.99%	0.99%	0.99%
Ratio of net investment loss to average net assets	(0.60)%	(0.56)%	(0.72)%	(0.79)%	(0.65)%
Portfolio turnover(c)(d)	82%	101%	102%	114%	128%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - Investor Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$32.21	$26.40	$43.36	$27.86	$21.60
Income from investment operations:
Net investment loss(a)	(0.36)	(0.26)	(0.33)	(0.41)	(0.22)
Net realized and unrealized gain (loss) on investments	12.23	6.07	(10.10)	15.91	6.48
Total from investment operations	11.87	5.81	(10.43)	15.50	6.26
Less distributions to shareholders from:
Net realized gains	—	—	(6.53)	—	—
Total from distributions	—	—	(6.53)	—	—
Net asset value, end of year	$44.08	$32.21	$26.40	$43.36	$27.86
Total Return (b)	36.85%	22.01%	(28.74)%	55.64%	28.98%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$46,284	$13,075	$3,095	$3,245	$781
Before waiver or recoupment:
Ratio of expenses to average net assets	1.36%	1.42%	1.48%	1.44%	1.98%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets	(0.89)%	(0.84)%	(0.99)%	(1.04)%	(0.87)%
Portfolio turnover(c)(d)	82%	101%	102%	114%	128%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - A Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$32.12	$26.34	$43.30	$27.83	$21.59
Income from investment operations:
Net investment loss(a)	(0.39)	(0.28)	(0.34)	(0.43)	(0.24)
Net realized and unrealized gain (loss) on investments	12.21	6.06	(10.09)	15.90	6.48
Total from investment operations	11.82	5.78	(10.43)	15.47	6.24
Less distributions to shareholders from:
Net realized gains	—	—	(6.53)	—	—
Total from distributions	—	—	(6.53)	—	—
Net asset value, end of year	$43.94	$32.12	$26.34	$43.30	$27.83
Total Return (excludes sales charge)(b)	36.80%	21.94%	(28.78)%	55.59%	28.90%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$13,744	$1,448	$340	$365	$60
Before waiver or recoupment:
Ratio of expenses to average net assets	1.32%	1.39%	1.41%	1.35%	1.91%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets	(0.94)%	(0.88)%	(1.04)%	(1.08)%	(0.95)%
Portfolio turnover(c)(d)	82%	101%	102%	114%	128%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - C Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$31.30	$25.80	$42.72	$27.60	$21.51
Income from investment operations:
Net investment loss(a)	(0.57)	(0.42)	(0.49)	(0.64)	(0.36)
Net realized and unrealized gain (loss) on investments	11.87	5.92	(9.90)	15.76	6.45
Total from investment operations	11.30	5.50	(10.39)	15.12	6.09
Less distributions to shareholders from:
Net realized gains	—	—	(6.53)	—	—
Total from distributions	—	—	(6.53)	—	—
Net asset value, end of year	$42.60	$31.30	$25.80	$42.72	$27.60
Total Return (excludes sales charge)(b)	36.10%	21.32%	(29.12)%	54.78%	28.31%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$18,716	$3,074	$709	$726	$28
Before waiver or recoupment:
Ratio of expenses to average net assets	1.94%	2.00%	2.09%	2.03%	2.62%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment loss to average net assets	(1.44)%	(1.38)%	(1.52)%	(1.59)%	(1.45)%
Portfolio turnover(c)(d)	82%	101%	102%	114%	128%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(c)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - R6 Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.71	$26.53	$28.97	$19.00	$21.49
Income from investment operations:
Net investment income(a)	0.51	0.41	0.28	0.24	0.27
Net realized and unrealized gain (loss) on investments	7.18	1.45	(2.21)	9.85	(2.47)
Total from investment operations	7.69	1.86	(1.93)	10.09	(2.20)
Less distributions to shareholders from:
Net investment income	(0.57)	(0.23)	(0.18)	(0.12)	(0.15)
Net realized gains	—	(0.45)	(0.33)	—	(0.14)
Total from distributions	(0.57)	(0.68)	(0.51)	(0.12)	(0.29)
Net asset value, end of year	$34.83	$27.71	$26.53	$28.97	$19.00
Total Return (b)	28.00%	6.94%	(6.90)%	53.28%	(10.42)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$58,160	$216,829	$177,423	$158,664	$24,324
Before waiver or recoupment:
Ratio of expenses to average net assets	0.88%	0.83%	0.83%	0.90%	1.39%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.71%	0.77%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets	1.65%	1.43%	0.92%	0.88%	1.36%
Portfolio turnover(c)(d)	33%	15%	12%	14%	30%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(c)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - Institutional Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.66	$26.49	$28.94	$18.98	$21.47
Income from investment operations:
Net investment income(a)	0.48	0.39	0.28	0.20	0.21
Net realized and unrealized gain (loss) on investments	7.16	1.44	(2.24)	9.86	(2.43)
Total from investment operations	7.64	1.83	(1.96)	10.06	(2.22)
Less distributions to shareholders from:
Net investment income	(0.52)	(0.21)	(0.16)	(0.10)	(0.13)
Net realized gains	—	(0.45)	(0.33)	—	(0.14)
Total from distributions	(0.52)	(0.66)	(0.49)	(0.10)	(0.27)
Net asset value, end of year	$34.78	$27.66	$26.49	$28.94	$18.98
Total Return (b)	27.86%	6.84%	(7.00)%	53.13%	(10.51)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$295,239	$184,154	$135,239	$25,889	$9,826
Before waiver or recoupment:
Ratio of expenses to average net assets	1.04%	0.97%	0.95%	1.02%	1.49%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.81%	0.86%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	1.53%	1.36%	0.94%	0.76%	1.05%
Portfolio turnover(c)(d)	33%	15%	12%	14%	30%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(c)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - Investor Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.50	$26.36	$28.82	$18.90	$21.39
Income from investment operations:
Net investment income(a)	0.38	0.31	0.19	0.13	0.15
Net realized and unrealized gain (loss) on investments	7.12	1.43	(2.22)	9.82	(2.41)
Total from investment operations	7.50	1.74	(2.03)	9.95	(2.26)
Less distributions to shareholders from:
Net investment income	(0.41)	(0.15)	(0.10)	(0.03)	(0.09)
Net realized gains	—	(0.45)	(0.33)	—	(0.14)
Total from distributions	(0.41)	(0.60)	(0.43)	(0.03)	(0.23)
Net asset value, end of year	$34.59	$27.50	$26.36	$28.82	$18.90
Total Return (b)	27.44%	6.53%	(7.23)%	52.70%	(10.72)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$8,135	$8,110	$5,809	$2,509	$1,043
Before waiver or recoupment:
Ratio of expenses to average net assets	1.32%	1.25%	1.23%	1.31%	1.76%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	1.20%	1.08%	0.63%	0.50%	0.78%
Portfolio turnover(c)(d)	33%	15%	12%	14%	30%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(c)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - A Shares
Financial Highlights
(For a share outstanding during each period)

			For the
			Period
	For the Years Ended		Ended
	September 30,		September
	2024	2023	30, 2022(a)
Net asset value, beginning of period	$27.56	$26.48	$29.98
Income from investment operations:
Net investment income(b)	0.36	0.32	0.14
Net realized and unrealized gain (loss) on investments	7.13	1.42	(3.64)
Total from investment operations	7.49	1.74	(3.50)
Less distributions to shareholders from:
Net investment income	(0.48)	(0.21)	—
Net realized gains	—	(0.45)	—
Total from distributions	(0.48)	(0.66)	—
Net asset value, end of period	$34.57	$27.56	$26.48
Total Return (excludes sales charge)(c)	27.37%	6.49%	(11.67	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,523	$1,717	$76
Before waiver or recoupment:
Ratio of expenses to average net assets	1.26%	1.20%	1.14	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.20%	1.20%	1.14	% (e)
Ratio of net investment income to average net assets	1.15%	1.11%	0.83	% (e)
Portfolio turnover(f)(g)	33%	15%	12	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - C Shares
Financial Highlights
(For a share outstanding during each period)

			For the
			Period
	For the Years Ended		Ended
	September 30,		September
	2024	2023	30, 2022(a)
Net asset value, beginning of period	$27.38	$26.40	$29.98
Income from investment operations:
Net investment income(b)	0.20	0.17	0.02
Net realized and unrealized gain (loss) on investments	7.07	1.42	(3.60)
Total from investment operations	7.27	1.59	(3.58)
Less distributions to shareholders from:
Net investment income	(0.36)	(0.16)	—
Net realized gains	—	(0.45)	—
Total from distributions	(0.36)	(0.61)	—
Net asset value, end of period	$34.29	$27.38	$26.40
Total Return (excludes sales charge)(c)	26.72%	5.94%	(11.94	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,141	$321	$48
Before waiver or recoupment:
Ratio of expenses to average net assets	1.89%	1.83%	1.84	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.70%	1.70%	1.70	% (e)
Ratio of net investment income to average net assets	0.63%	0.60%	0.14	% (e)
Portfolio turnover(f)(g)	33%	15%	12	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - R6 Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$35.85	$29.55	$38.06	$27.47	$25.83
Income from investment operations:
Net investment income (loss)(a)	0.12	0.11	0.01	(0.03)	0.04
Net realized and unrealized gain (loss) on investments	14.90	6.19	(8.52)	10.73	1.82
Total from investment operations	15.02	6.30	(8.51)	10.70	1.86
Less distributions to shareholders from:
Net investment income	(0.12)	—	—	(0.03)	(0.10)
Net realized gains	—	—	—	(0.08)	(0.12)
Total from distributions	(0.12)	—	—	(0.11)	(0.22)
Net asset value, end of year	$50.75	$35.85	$29.55	$38.06	$27.47
Total Return (b)	41.98%	21.32%	(22.36)%	39.01%	7.22%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$53,896	$33,502	$31,913	$68,584	$43,131
Before waiver or recoupment:
Ratio of expenses to average net assets	1.14%	1.23%	1.19%	1.02%	1.67%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.87%	0.88%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.28%	0.32%	0.02%	(0.07)%	0.15%
Portfolio turnover(c)(d)	19%	19%	25%	38%	32%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(c)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - Institutional Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$35.73	$29.47	$38.00	$27.43	$25.81
Income from investment operations:
Net investment income (loss)(a)	0.07	0.08	(0.02)	(0.06)	0.01
Net realized and unrealized gain (loss) on investments	14.92	6.18	(8.51)	10.72	1.81
Total from investment operations	14.99	6.26	(8.53)	10.66	1.82
Less distributions to shareholders from:
Net investment income	(0.08)	—	—	(0.01)	(0.08)
Net realized gains	—	—	—	(0.08)	(0.12)
Total from distributions	(0.08)	—	—	(0.09)	(0.20)
Net asset value, end of year	$50.64	$35.73	$29.47	$38.00	$27.43
Total Return (b)	42.01%	21.24%	(22.45)%	38.90%	7.09%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$57,800	$13,592	$10,313	$10,238	$8,004
Before waiver or recoupment:
Ratio of expenses to average net assets	1.27%	1.42%	1.31%	1.12%	1.77%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.97%	0.98%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	0.15%	0.23%	(0.04)%	(0.17)%	0.03%
Portfolio turnover(c)(d)	19%	19%	25%	38%	32%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(c)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(d)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - A Shares
Financial Highlights
(For a share outstanding during each period)

				For the
				Period
				Ended
	For the Years Ended September 30,			September
	2024	2023	2022	30, 2021(a)
Net asset value, beginning of period	$35.51	$29.36	$37.99	$37.77
Income from investment operations:
Net investment loss(b)	(0.13)	(0.03)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	14.97	6.18	(8.49)	0.30
Total from investment operations	14.84	6.15	(8.63)	0.22
Net asset value, end of period	$50.35	$35.51	$29.36	$37.99
Total Return (excludes sales charge)(c)	41.79%	20.95%	(22.72)%	0.58	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,628	$57	$37	$47
Before waiver or recoupment:
Ratio of expenses to average net assets	1.58%	1.73%	1.56%	1.31	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.30	% (e)
Ratio of net investment loss to average net assets	(0.29)%	(0.09)%	(0.38)%	(0.61	)% (e)
Portfolio turnover(f)(g)	19%	19%	25%	38	% (d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - C Shares
Financial Highlights
(For a share outstanding during each period)

				For the
				Period
				Ended
	For the Years Ended September 30,			September
	2024	2023	2022	30, 2021(a)
Net asset value, beginning of period	$35.10	$29.12	$37.93	$37.77
Income from investment operations:
Net investment loss(b)	(0.36)	(0.20)	(0.28)	(0.14)
Net realized and unrealized gain (loss) on investments	15.00	6.18	(8.53)	0.30
Total from investment operations	14.64	5.98	(8.81)	0.16
Net asset value, end of period	$49.74	$35.10	$29.12	$37.93
Total Return (excludes sales charge)(c)	41.71%	20.54%	(23.23)%	0.42	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$770	$29	$24	$25
Before waiver or recoupment:
Ratio of expenses to average net assets	2.11%	2.32%	2.21%	2.05	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.80%	1.80%	1.80%	1.80	% (e)
Ratio of net investment loss to average net assets	(0.79)%	(0.58)%	(0.80)%	(1.06	)% (e)
Portfolio turnover(f)(g)	19%	19%	25%	38	% (d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - Institutional Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$31.18	$26.54	$35.99	$23.59	$23.96
Income from investment operations:
Net investment income(a)	0.41	0.34	0.32	0.10	0.13
Net realized and unrealized gain (loss) on investments	8.24	4.58	(7.80)	12.41	0.04 (b)
Total from investment operations	8.65	4.92	(7.48)	12.51	0.17
Less distributions to shareholders from:
Net investment income	(0.29)	(0.28)	(0.13)	(0.11)	(0.15)
Net realized gains	—	—	(1.84)	—	(0.39)
Total from distributions	(0.29)	(0.28)	(1.97)	(0.11)	(0.54)
Net asset value, end of year	$39.54	$31.18	$26.54	$35.99	$23.59
Total Return (c)	27.90%	18.61%	(22.13)%	53.10%	0.63%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$120,481	$41,564	$6,757	$5,149	$3,102
Before waiver or recoupment:
Ratio of expenses to average net assets	1.19%	1.35%	2.56%	2.69%	4.09%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.88%	0.93%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	1.15%	1.09%	0.99%	0.30%	0.59%
Portfolio turnover(d)(e)	19%	41%	37%	35%	35%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(d)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.

(e)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - A Shares
Financial Highlights
(For a share outstanding during each period)

			For the
			Period
	For the Years Ended		Ended
	September 30,		September
	2024	2023	30, 2022(a)
Net asset value, beginning of period	$31.05	$26.49	$32.58
Income from investment operations:
Net investment income(b)	0.28	0.26	0.17
Net realized and unrealized gain (loss) on investments	8.20	4.55	(6.26)
Total from investment operations	8.48	4.81	(6.09)
Less distributions to shareholders from:
Net investment income	(0.23)	(0.25)	—
Total from distributions	(0.23)	(0.25)	—
Net asset value, end of period	$39.30	$31.05	$26.49
Total Return (excludes sales charge)(c)	27.43%	18.20%	(18.69	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,657	$567	$3
Before waiver or recoupment:
Ratio of expenses to average net assets	1.50%	1.62%	2.72	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.26%	1.26%	1.26	% (e)
Ratio of net investment income to average net assets	0.79%	0.82%	1.00	% (e)
Portfolio turnover(f)(g)	19%	41%	37	% (d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund - Institutional Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$23.92	$21.67	$34.45	$17.79	$21.70
Income from investment operations:
Net investment income (loss)(a)	0.06	0.11	(0.17)	(0.02)	0.16
Net realized and unrealized gain (loss) on investments	0.83	2.14	(9.86)	16.78	(2.95)
Total from investment operations	0.89	2.25	(10.03)	16.76	(2.79)
Less distributions to shareholders from:
Net investment income	—	—	—	(0.10)	—
Net realized gains	—	—	(2.75)	—	(1.12)
Total from distributions	—	—	(2.75)	(0.10)	(1.12)
Net asset value, end of year	$24.81	$23.92	$21.67	$34.45	$17.79
Total Return (b)	3.72%	10.38%	(31.87)%	94.37%	(13.88)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$19,070	$18,044	$13,674	$13,695	$5,770
Before waiver or recoupment:
Ratio of expenses to average net assets	2.14%	2.13%	2.19%	2.30%	4.33%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.32%	1.41%	1.45%	1.52%	1.75%
Ratio of net investment income (loss) to average net assets	0.23%	0.45%	(0.58)%	(0.05)%	0.90%
Portfolio turnover(c)	86%	78%	74%	78%	82%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Micro-Cap Equity Fund, assuming reinvestment of distributions.

(c)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund - Institutional Shares
Financial Highlights
(For a share outstanding during each period)

	For the
	Period
	Ended
	September
	30, 2024(a)
Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income(b)	0.16
Net realized and unrealized gain on investments	5.46
Total from investment operations	5.62
Less distributions to shareholders from:
Net investment income	(0.04)
Total from distributions	(0.04)
Net asset value, end of period	$25.58
Total Return (c)	28.13	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$65,395
Before waiver or recoupment:
Ratio of expenses to average net assets	1.49	% (e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.80	% (e)(f)
Ratio of net investment income to average net assets	0.68	% (e)
Portfolio turnover(g)(h)	13	% (d)

(a)	For the period October 2, 2023 (commencement of operations) to September 30, 2024.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	The expense cap changed from 0.88% to 0.79% effective January 29, 2024.

(g)	Portfolio turnover is calculated on the basis on the Mid-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds
Notes to the Financial Statements
September 30, 2024

NOTE 1. ORGANIZATION

The FullerThaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the FullerThaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the FullerThaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the FullerThaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the FullerThaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”), the FullerThaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) and the FullerThaler Behavioral Mid-Cap Equity Fund (the “Mid-Cap Equity Fund”), (each a “Fund” and, collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified (Unconstrained Equity Fund is non-diversified) series of Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “FullerThaler”). The investment objective of each Fund is to seek long-term capital appreciation.

The Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund each currently offer five share classes: R6 Shares, Institutional Shares, Investor Shares, A Shares and C Shares. The Unconstrained Equity Fund currently offers four share classes: R6 Shares, Institutional Shares, A Shares and C Shares. The Unconstrained Equity Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase. The Small-Mid Core Equity Fund currently offers two share classes: Institutional Shares and A Shares. The Micro-Cap Equity Fund and Mid-Cap Equity Fund currently offers one share class: Institutional Shares. A Shares have a maximum sales charge on purchases of up to 5.75% and a Contingent Deferred Sales Charge (“CDSC”) on redemptions made within 12 months from the date of purchase and a CDSC of 0.50% on redemptions made more than 12 months but less than 18 months from the date of purchase. C Shares impose a 1.00% CDSC on redemptions made within 12 months from the date of purchase. A Shares and C Shares may be purchased without a sales charge under certain circumstances. Each share represents an equal proportionate interest in the assets and liabilities belonging to each Fund and is entitled to such dividends and distributions out of income belonging to each Fund as are declared by the Board.

The Small-Cap Equity Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

consummated on October 23, 2015 (the “Reorganization”), the Small-Cap Equity Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund, which became the Investor Shares of the Small-Cap Equity Fund; the Class P Shares of the Predecessor Fund, which became the Institutional Shares of the Small-Cap Equity Fund; and the Institutional Shares of the Predecessor Fund, which became the R6 Shares of the Small-Cap Equity Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

In-Kind Redemptions – The Funds intend to redeem shares in cash. However, if the amount an investor is redeeming is over the lesser of $250,000 or 1% of a Fund’s NAV, the Funds have the right to redeem such shares by giving the investor the amount that exceeds the lesser of $250,000 or 1% of a Fund’s NAV in securities instead of cash, which is referred to as a “redemption in-kind.” In the event that a redemption in kind is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

During the fiscal year ended September 30, 2024, the following Funds had shares redeemed that included in-kind redemption transactions:

	Redemptions In-Kind
		Value of
Fund / Class	Shares	Securities	Cash	Total Amount	Realized Gains
Small-Cap Equity Fund - R6 Shares	4,511,990	$202,589,833	$5,675,208	$208,265,041	$158,445,440
Small-Cap Growth Fund - R6 Shares	6,564,932	269,859,120	6,528,758	276,387,878	110,489,198
Mid-Cap Value Fund - R6 Shares	6,640,323	200,204,412	4,115,425	204,319,837	48,729,315
Unconstrained Equity Fund - R6 Shares	420,958	18,182,142	453,148	18,635,290	7,772,890
Small-Mid Core Equity Fund - Institutional Shares	789,205	27,276,292	669,683	27,945,975	6,112,648
Micro-Cap Equity Fund - Institutional Shares	227,666	5,612,187	121,727	5,733,914	2,253,815
Mid-Cap Equity Fund - Institutional Shares	365,535	8,643,451	202,581	8,846,032	2,196,580

The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Funds’ net assets or NAV per share.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and are included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends, if any, have

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with Mitsubishi UFJ Trust and Banking Corp. (“Mitsubishi”). Under the terms of the SLA, each Fund may make secured loans of its portfolio securities in an amount not exceeding 33 1/3% of the value of the Fund’s total assets (as permitted by the 1940 Act) to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Invesco Government & Agency Portfolio, as noted in each lending Fund’s respective Schedule of Investments. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Mitsubishi fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

At September 30, 2024, the value of securities loaned and cash collateral received are as follows:

	Value of Securities Loaned	Cash Collateral Received
Small-Cap Equity Fund	$332,155,056	$339,463,069
Small-Cap Growth Fund	124,963,112	127,824,987
Mid-Cap Value Fund	40,886,418	41,846,159
Unconstrained Equity Fund	—	—
Small-Mid Core Equity Fund	—	—
Micro-Cap Equity Fund	—	—
Mid-Cap Equity Fund	—	—
Total	$498,004,586	$509,134,215

Disclosures about Offsetting Assets and Liabilities – The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

Statements of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

For the fiscal year ended September 30, 2024, the Funds made the following reclassifications to increase (decrease) the components of net assets:

		Accumulated
	Paid-In Capital	Earnings (Deficit)
Small-Cap Equity Fund	$229,898,776	$(229,898,776)
Small-Cap Growth Fund	108,831,298	(108,831,298)
Mid-Cap Value Fund	41,865,780	(41,865,780)
Unconstrained Equity Fund	7,366,180	(7,366,180)
Small-Mid Core Equity Fund	5,432,268	(5,432,268)
Micro-Cap Equity Fund	2,277,418	(2,277,418)
Mid-Cap Equity Fund	2,196,173	(2,196,173)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds,

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024:

		Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,886,035,376	$—	$—	$9,886,035,376
Collateral for Securities Loaned	88,090,666	—	—	88,090,666
Money Market Funds	258,587,111	—	—	258,587,111
Total	$10,232,713,153	$—	$—	$10,232,713,153

Small-Cap Growth Fund
Common Stocks(a)	$1,864,310,644	$—	$—	$1,864,310,644
Collateral for Securities Loaned	33,170,584	—	—	33,170,584
Total	$1,897,481,228	$—	$—	$1,897,481,228

Mid-Cap Value Fund
Common Stocks(a)	$341,941,994	$—	$—	$341,941,994
Collateral for Securities Loaned	10,859,078	—	—	10,859,078
Total	$352,801,072	$—	$—	$352,801,072

Unconstrained Equity Fund
Common Stocks(a)	$111,565,135	$—	$—	$111,565,135

Small-Mid Core Equity Fund
Common Stocks(a)	$117,951,478	$—	$—	$117,951,478

Micro-Cap Equity Fund
Common Stocks(a)	$18,985,826	$—	$—	$18,985,826

Mid-Cap Equity Fund
Common Stocks(a)	$63,616,360	$—	$—	$63,616,360

(a)	Refer to Schedule of Investments for industry classifications.

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly as follows:

					Small-Mid
	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity	Micro-Cap	Mid-Cap
	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund	Equity Fund	Equity Fund
Investment Adviser fee rate	0.60%	0.85%	0.74%	0.85%	0.74%	1.45%	0.75%
Investment Adviser fee earned	$51,828,969	$8,443,322	$2,975,207	$564,691	$575,752	$275,870	$188,146
Fees waived and/or expenses reimbursed by Adviser	$—	$(1,142,539)	$(820,587)	$(187,338)	$(221,795)	$(155,207)	$(173,776)
Payable to / (Receivable from) Adviser	$4,586,660	$875,681	$130,380	$52,703	$53,644	$8,970	$20,059

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year) do not exceed the following percentages of each Fund’s average daily net assets through January 31, 2025 (“Expense Limitation”):

		Institutional	Investor
	R6 Shares	Shares	Shares	A Shares	C Shares
Small-Cap Equity Fund	0.80%	0.92%	1.25%	1.30%	1.80%
Small-Cap Growth Fund	0.86%	0.96%	1.25%	1.30%	1.80%
Mid-Cap Value Fund	0.69%	0.79%	1.15%	1.20%	1.70%
Unconstrained Equity Fund	0.87%	0.97%		1.30%	1.80%
Small-Mid Core Equity Fund		0.87%		1.26%
Micro-Cap Equity Fund		1.29%
Mid-Cap Equity		0.79%

Prior to January 29, 2024, the Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year) did not exceed 0.75% and 0.85% for the R6 Shares and Institutional Shares of the Mid-Cap Value Fund; 0.93% for the Institutional Shares of the Small-Mid Core Equity Fund; and 1.40% for the Institutional Shares of the Micro-Cap Equity Fund.

During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/ reimbursement occurred. This expense cap agreement may be terminated by the Board at any time.

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

As of September 30, 2024, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Small-Cap Equity	Small-Cap	Mid-Cap Value	Unconstrained
Recoverable Through	Fund	Growth Fund	Fund	Equity Fund
September 30, 2025	$—	$217,496	$110,343	$178,975
September 30, 2026	—	299,044	353,753	160,352
September 30, 2027	—	1,142,539	820,587	187,338
	$—	$1,659,079	$1,284,683	$526,665

		Small-Mid Core	Micro-Cap	Mid-Cap Equity
Recoverable Through		Equity Fund	Equity Fund	Fund
September 30, 2025		$96,132	$110,062	$—
September 30, 2026		118,926	124,720	—
September 30, 2027		221,795	155,207	173,776
		$436,853	$389,989	$173,776

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

The Funds have adopted a Distribution Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act. The 12b-1 Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares and A Shares and 1.00% of the average daily net assets of each Fund’s C Shares in connection with the promotion and distribution of each Fund’s Investor Shares, A Shares and C Shares or the

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Under the 12b-1 Plan, the 1.00% C Share 12b-1 fee includes a 0.25% service fee. Over time, 12b-1 fees will increase the cost of your investment in a Fund’s Investor, A, and C Shares and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s Investor, A, and C Shares on an on-going basis. For the fiscal year ended September 30, 2024, 12b-1 expenses incurred by the Funds were as follows:

					Small-Mid
	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity
Distribution Fees	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund
Investor Shares	$1,216,156	$75,828	$20,988	$—	$—
A Shares	35,645	16,628	5,427	514	2,874
C Shares	140,235	107,448	7,829	929	—
Payable for 12b-1 fees	208,644	64,886	9,207	844	367

During the fiscal year ended September 30, 2024, the Distributor retained the following amounts in sales commissions from the sales of A Shares of the Funds:

Small-Cap Equity Fund	$2,537
Small-Cap Growth Fund	13,654
Mid-Cap Value Fund	1,433
Unconstrained Equity Fund	533
Small-Mid Core Equity Fund	613

During the fiscal year ended September 30, 2024, the Distributor received the following amounts in contingent deferred sales charges related to redemptions of C Shares of the Funds:

Small-Cap Equity Fund	$14,081
Small-Cap Growth Fund	138,651
Mid-Cap Value Fund	6,768
Unconstrained Equity Fund	7,180

The Funds have adopted an Administrative Services Plan (the “Plan”) for Institutional Shares, Investor Shares, and A Shares of the Funds. The Plan allows the Funds to pay financial intermediaries that provide services relating to Institutional Shares, Investor Shares, and A Shares. The Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share, Investor Share and A Share shareholders. The Plan permits the Funds to make service fee payments

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its A Shares and up to 0.20% of each Fund’s average daily net assets attributable to its Institutional Shares or Investor Shares. Effective March 7, 2023, Institutional Shares, Investor Shares and A Shares include an allocation of up to 0.03% of service fees payable to the Adviser for certain non-distribution related shareholder services that it provides pursuant to the Plan. Because these fees are paid respectively out of the assets of each Fund’s Institutional Shares, Investor Shares and A Shares on an ongoing basis, over time they will increase the cost of an investment in Institutional Shares, Investor Shares and A Shares.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2024, purchases and sales of investment securities, other than short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Small-Cap Equity Fund	$4,684,225,923	$3,429,062,918
Small-Cap Growth Fund	2,389,374,377	799,997,625
Mid-Cap Value Fund	174,764,705	126,292,447
Unconstrained Equity Fund	72,601,753	12,415,672
Small-Mid Core Equity Fund	102,021,566	13,088,846
Micro-Cap Equity Fund	22,437,659	16,322,872
Mid-Cap Equity Fund	70,143,695	3,365,084

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended September 30, 2024.

For the fiscal year ended September 30, 2024, in-kind purchases and sales transactions were as follows:

	In-Kind Purchases	In-Kind Sales
Small-Cap Equity Fund	$—	$202,589,833
Small-Cap Growth Fund	—	269,859,120
Mid-Cap Value Fund	—	200,204,412
Unconstrained Equity Fund	—	18,182,142
Small-Mid Core Equity Fund	—	27,276,292
Micro-Cap Equity Fund	—	5,612,187
Mid-Cap Equity Fund	—	8,643,451

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

NOTE 6. FEDERAL TAX INFORMATION

At September 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Small-Cap	Small-Cap	Mid-Cap Value	Unconstrained
	Equity Fund	Growth Fund	Fund	Equity Fund
Gross unrealized appreciation	$2,877,024,366	$258,980,651	$39,107,104	$18,386,150
Gross unrealized depreciation	(86,493,755)	(51,189,068)	(18,378,003)	(2,895,682)
Net unrealized appreciation/(depreciation) on investments	$2,790,530,611	$207,791,583	$20,729,101	$15,490,468
Tax cost of investments	$7,442,182,542	$1,689,689,645	$332,071,971	$96,074,667

		Small-Mid
		Core Equity	Micro-Cap	Mid-Cap
		Fund	Equity Fund	Equity Fund
Gross unrealized appreciation		$13,565,075	$2,716,759	$4,258,615
Gross unrealized depreciation		(4,199,790)	(1,848,274)	(822,660)
Net unrealized appreciation/(depreciation) on investments		$9,365,285	$868,485	$3,435,955
Tax cost of investments		$108,586,193	$18,117,341	$60,180,405

The tax character of distributions paid for the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

							Unconstrained Equity
	Small-Cap Equity Fund		Small-Cap Growth Fund		Mid-Cap Value Fund		Fund
	2024	2023	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary income(a)	$77,800,214	$41,223,576	$—	$—	$6,226,989	$6,968,397	$157,111	$—
Long-term capital gains	64,729,417	27,691,157	—	—	—	2,131,070	—	—
Total distributions paid	$142,529,631	$68,914,733	$—	$—	$6,226,989	$9,099,467	$157,111	$—

	Small-Mid Core Equity				Mid-Cap
	Fund		Micro-Cap Equity Fund		Equity Fund
	2024	2023	2024	2023	2024
Distributions paid from:
Ordinary income(a)	$433,020	$71,843	$—	$—	$17,386
Long-term capital gains	—	—	—	—	—
Total distributions paid	$433,020	$71,843	$—	$—	$17,386

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

At September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small-Cap	Small-Cap	Mid-Cap Value	Unconstrained	Small-Mid Core	Micro-Cap
	Equity Fund	Growth Fund	Fund	Equity Fund	Equity Fund	Equity Fund
Undistributed Ordinary Income	$57,817,527	$—	$4,403,809	$126,555	$685,536	$25,196
Undistributed Long-Term Capital Gains	648,446,421	—	—	—	—	—
Accumulated Capital and Other Losses	—	(83,354,233)	(11,852,932)	(4,345,892)	(820,160)	(4,663,272)
Unrealized Appreciation on Investments(a)	2,790,530,611	207,791,583	20,729,101	15,490,468	9,365,285	868,485
Total Accumulated Earnings (Deficits)	$3,496,794,559	$124,437,350	$13,279,97	$11,271,131	$9,230,661	$(3,769,591)

Mid-Cap Equity
Fund
Undistributed Ordinary Income	$174,701
Undistributed Long-Term Capital Gains	—
Accumulated Capital and Other Losses	(167,967)
Unrealized Appreciation on Investments(a)	3,435,955
Total Accumulated Earnings	$3,442,689

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses and return of capital adjustments.

As of September 30, 2024, the Small-Cap Growth Fund, Mid-Cap Value Fund, Unconstrained Equity Fund, Small-Mid Core Equity Fund, Micro-Cap Equity Fund and Mid-Cap Equity Fund had short-term and long-term net capital loss carryforwards which are available to offset future net capital gains of $82,364,279, $-, $4,295,480, $7,557,452, $2,393,891, $1,952,001, $545,615, $274,545, $4,162,574, $500,698, $167,967 and $-, respectively.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the tax year ended September 30, 2024, the Small-Cap Growth Fund had Qualified Late Year Ordinary Losses in the amount of $989,954.

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2024, the Small-Cap Growth Fund had 31.89% of the value of its net assets invested in securities within the Technology sector.

NOTE 8. IDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. REFLOW LIQUIDITY PROGRAM

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

FullerThaler Funds
Notes to the Financial Statements (continued)
September 30, 2024

During the fiscal year ended September 30, 2024, the following Funds utilized ReFlow:

	ReFlow Purchased
	Shares	Reflow Amount	ReFlow Service Fees
Small-Cap Equity Fund	5,569,738	$242,803,631	$276,869
Small-Cap Growth Fund	9,701,282	375,322,916	325,399
Mid-Cap Value Fund	5,736,153	173,879,642	247,635
Unconstrained Equity Fund	404,720	18,314,309	27,397
Small-Mid Core Equity Fund	844,447	30,066,795	44,274
Micro-Cap Equity Fund	236,071	6,007,202	7,571
Mid-Cap Equity Fund	384,553	9,319,200	10,624

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of FullerThaler Behavioral Small-Cap Equity Fund, FullerThaler Behavioral Small-Cap Growth Fund, FullerThaler Behavioral Mid-Cap Value Fund, FullerThaler Behavioral Unconstrained Equity Fund, FullerThaler Behavioral Small-Mid Core Equity Fund, FullerThaler Behavioral Micro-Cap Equity Fund, and FullerThaler Behavioral Mid-Cap Equity Fund and the Board of Trustees of Capitol Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of FullerThaler Behavioral Small-Cap Equity Fund, FullerThaler Behavioral Small-Cap Growth Fund, FullerThaler Behavioral Mid-Cap Value Fund, FullerThaler Behavioral Unconstrained Equity Fund, FullerThaler Behavioral Small-Mid Core Equity Fund, FullerThaler Behavioral Micro-Cap Equity Fund, and FullerThaler Behavioral Mid-Cap Equity Fund (collectively referred to as the “Funds”) (seven of the funds constituting Capitol Series Trust (the “Trust”)), including the schedules of investments, as of September 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting Capitol Series Trust) at September 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Capitol Series Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
FullerThaler Behavioral Small-Cap Equity Fund FullerThaler Behavioral Small-Cap Growth Fund FullerThaler Behavioral Mid- Cap Value Fund FullerThaler Behavioral Unconstrained Equity Fund FullerThaler Behavioral Small-Mid Core Equity Fund FullerThaler Behavioral Micro-Cap Equity Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the five years in the period ended September 30, 2024
FullerThaler Behavioral Mid-Cap Equity Fund	For the period from October 2, 2023	For the period from October 2, 2023 (commencement of operations) to September 30, 2024	For the period from October 2, 2023 (commencement of operations) to September 30, 2024

Report of Independent Registered Public Accounting Firm

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

Cincinnati, Ohio
November 26, 2024

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

					Small-Mid
	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity	Micro-Cap
	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund	Equity Fund
Qualified Dividend Income	100%	0%	100%	100%	100%	0%

						Mid-Cap
						Equity Fund
Qualified Dividend Income						100%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

					Small-Mid
	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity	Micro-Cap
	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund	Equity Fund
Qualified Business Income	0%	0%	0%	0%	0%	0%

						Mid-Cap
						Equity Fund
Qualified Business Income						0%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2024 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

					Small-Mid
	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity	Micro-Cap
	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund	Equity Fund
Dividends Received Deduction	100%	0%	100%	100%	100%	0%

						Mid-Cap
						Equity Fund
Dividends Received Deduction						100%

Additional Federal Income Tax Information (Unaudited) (continued)

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Small-Mid
	Small-Cap	Small-Cap	Mid-Cap	Unconstrained	Core Equity	Micro-Cap
	Equity Fund	Growth Fund	Value Fund	Equity Fund	Fund	Equity Fund
Long-Term Capital Gains Distributions	$136,515,247	$—	$—	$—	$—	$—

Mid-Cap
Equity Fund
Long-Term Capital Gains Distributions						$—

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 912-4562 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 221 East 4th Street, Suite 2900 Cincinnati, OH 45202

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Tiffany R. Franklin, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISER Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 300 San Mateo, CA 94402	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Guardian Capital Dividend Growth Fund

Institutional Shares – DIVGX

Guardian Capital Fundamental Global Equity Fund

Institutional Shares – GFGEX

Alta Quality Growth Fund

Institutional Shares – AQLGX

Financial Statements

September 30, 2024

Guardian Capital Dividend Growth Fund
Schedule of Investments
September 30, 2024

	Shares	Fair Value
Common Stocks — 98.99%
Canada — 4.45%
Energy — 0.82%
Canadian Natural Resources Ltd.	6,816	$226,359

Financials — 3.63%
Royal Bank of Canada(a)	7,987	996,965

Total Canada		1,223,324

Denmark — 3.04%
Health Care — 3.04%
Novo Nordisk A/S - ADR	7,020	835,871

Total Denmark		835,871

France — 10.34%
Consumer Discretionary — 1.19%
LVMH Moet Hennessy Louis Vuitton S.A. - ADR	2,131	327,343

Energy — 2.93%
TotalEnergies S.E. - ADR	12,452	804,648

Financials — 2.81%
AXA S.A.	20,091	772,455

Health Care — 0.80%
Sanofi - ADR	3,830	220,723

Industrials — 2.61%
Schneider Electric S.E. - ADR	13,574	715,757

Total France		2,840,926

Germany — 3.40%
Financials — 3.40%
Allianz S.E.	2,843	933,844

Total Germany		933,844

India — 1.02%
Financials — 1.02%
ICICI Bank Ltd. - ADR	9,419	281,157

Total India		281,157

Ireland — 3.05%
Technology — 3.05%
Accenture PLC, Class A	2,372	838,454

Total Ireland		838,454

Netherlands — 6.58%
Technology — 6.58%
ASML Holding N.V.	1,089	907,409
Wolters Kluwer N.V. - ADR	5,350	897,462

Total Netherlands		1,804,871

See accompanying notes which are an integral part of these financial statements.

1

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
Common Stocks — 98.99% - (continued)
Switzerland — 2.47%
Consumer Staples — 2.47%
Nestle S.A. - ADR	6,742	$678,717

Total Switzerland		678,717

United Kingdom — 3.65%
Consumer Staples — 1.13%
Unilever PLC - ADR	4,784	310,769

Health Care — 2.52%
AstraZeneca PLC - ADR	8,878	691,685

Total United Kingdom		1,002,454

United States — 60.99%
Communications — 1.75%
Alphabet, Inc., Class A	2,904	481,628

Consumer Discretionary — 4.13%
Home Depot, Inc. (The)	1,502	608,610
McDonald’s Corp.	1,727	525,889
		1,134,499
Consumer Staples — 6.55%
Costco Wholesale Corp.	1,581	1,401,588
Procter & Gamble Co. (The)	2,292	396,974
		1,798,562
Energy — 7.15%
EOG Resources, Inc.	1,734	213,161
Shell PLC - ADR	10,651	702,433
Williams Cos., Inc. (The)	22,943	1,047,349
		1,962,943
Financials — 2.14%
Hartford Financial Services Group, Inc. (The)	4,993	587,227

Health Care — 7.45%
AbbVie, Inc.	2,491	491,923
Amgen, Inc.	773	249,068
Johnson & Johnson	4,031	653,264
UnitedHealth Group, Inc.	1,114	651,334
		2,045,589
Industrials — 7.17%
Illinois Tool Works, Inc.	778	203,890
Republic Services, Inc.	4,113	826,055
W.W. Grainger, Inc.	293	304,371
Waste Management, Inc.	3,061	635,464
		1,969,780
Materials — 1.72%
Air Products & Chemicals, Inc.	1,586	472,216

Real Estate — 1.70%
Equinix, Inc.	527	467,781

See accompanying notes which are an integral part of these financial statements.

2

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
Common Stocks — 98.99% - (continued)
United States — 60.99% - (continued)
Technology — 20.12%
Apple, Inc.	7,575	$1,764,975
Broadcom, Inc.	8,570	1,478,325
MasterCard, Inc., Class A	1,326	654,779
Microsoft Corp.	3,779	1,626,104
		5,524,183
Utilities — 1.11%
WEC Energy Group, Inc.	3,166	304,506

Total United States		16,748,914

Total Common Stocks (Cost $16,364,243)		27,188,532
Money Market Funds - 0.91%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 4.88%(b)	249,765	249,765

Total Money Market Funds (Cost $249,765)		249,765

Total Investments — 99.90% (Cost $16,614,008)		27,438,297

Other Assets in Excess of Liabilities — 0.10%		26,251

Net Assets — 100.00%		$27,464,548

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

3

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
September 30, 2024

	Shares	Fair Value
Common Stocks — 98.68%
China — 5.34%
Consumer Discretionary — 5.34%
Yum China Holdings, Inc.	110,732	$4,985,154

Total China		4,985,154

Denmark — 11.65%
Health Care — 6.62%
Coloplast A/S, Class B	14,471	1,891,069
Novo Nordisk A/S, Class B	36,471	4,285,611
		6,176,680
Materials — 5.03%
Novozymes A/S, Class B	65,265	4,700,113

Total Denmark		10,876,793

France — 10.78%
Consumer Staples — 3.13%
L’Oréal S.A.	6,521	2,919,238

Health Care — 5.77%
EssilorLuxottica S.A.	22,786	5,393,948

Technology — 1.88%
Dassault Systems SE	44,351	1,759,521

Total France		10,072,707

Ireland — 4.76%
Technology — 4.76%
Accenture PLC, Class A	12,571	4,443,597

Total Ireland		4,443,597

Japan — 1.89%
Industrials — 1.89%
Keyence Corp.	3,700	1,759,833

Total Japan		1,759,833

Switzerland — 2.61%
Consumer Staples — 2.61%
Nestle S.A.	24,307	2,440,178

Total Switzerland		2,440,178

United Kingdom — 6.40%
Consumer Staples — 2.96%
Reckitt Benckiser Group PLC	45,088	2,759,112

Industrials — 3.44%
Intertek Group PLC(a)	46,579	3,213,419

Total United Kingdom		5,972,531

See accompanying notes which are an integral part of these financial statements.

4

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
Common Stocks — 98.68% - (continued)
United States — 55.25%
Communications — 10.74%
Alphabet, Inc., Class A	27,993	$4,642,639
Booking Holdings, Inc.	1,278	5,383,089
		10,025,728
Consumer Discretionary — 3.10%
Nike, Inc., Class B	32,749	2,895,012

Consumer Staples — 4.63%
Colgate-Palmolive Co.	41,648	4,323,479

Financials — 6.53%
CME Group, Inc.	27,639	6,098,545

Health Care — 10.48%
Illumina, Inc.(a)	22,520	2,936,833
UnitedHealth Group, Inc.	6,991	4,087,498
Waters Corp.(a)	7,644	2,750,999
		9,775,330
Technology — 19.77%
Automatic Data Processing, Inc.	11,965	3,311,074
MarketAxess Holdings, Inc.	16,780	4,299,036
MasterCard, Inc., Class A	11,092	5,477,231
Microsoft Corp.	8,286	3,565,466
Verisk Analytics, Inc.	6,721	1,800,959
		18,453,766
Total United States		51,571,860

Total Common Stocks (Cost $75,162,646)		92,122,653
Money Market Funds - 1.16%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 4.76%(b)	1,081,951	1,081,951

Total Money Market Funds (Cost $1,081,951)		1,081,951

Total Investments — 99.84% (Cost $76,244,597)		93,204,604

Other Assets in Excess of Liabilities — 0.16%		149,364

Net Assets — 100.00%		$93,353,968

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

5

Alta Quality Growth Fund
Schedule of Investments
September 30, 2024

	Shares	Fair Value
Common Stocks — 97.74%
Denmark — 1.74%
Health Care — 1.74%
Novo Nordisk A/S - ADR	9,650	$1,149,026

Total Denmark		1,149,026

Ireland — 2.60%
Health Care — 2.60%
ICON PLC(a)	5,970	1,715,241

Total Ireland		1,715,241

United States — 93.40%
Communications — 11.92%
Alphabet, Inc., Class A	25,980	4,308,783
Booking Holdings, Inc.	515	2,169,242
VeriSign, Inc.(a)	7,270	1,381,009
		7,859,034
Consumer Discretionary — 18.36%
Amazon.com, Inc.(a)	18,725	3,489,029
AutoZone, Inc.(a)	345	1,086,764
Copart, Inc.(a)	25,400	1,330,960
Home Depot, Inc. (The)	5,700	2,309,640
Restaurant Brands International, Inc.	26,000	1,875,120
TJX Companies, Inc. (The)	17,104	2,010,404
		12,101,917
Financials — 4.55%
Kinsale Capital Group, Inc.	2,200	1,024,254
Markel Corp.(a)	1,258	1,973,274
		2,997,528
Health Care — 10.86%
Thermo Fisher Scientific, Inc.	3,650	2,257,781
UnitedHealth Group, Inc.	4,650	2,718,761
Zoetis, Inc., Class A	11,170	2,182,394
		7,158,936
Industrials — 2.91%
Amphenol Corp., Class A	29,460	1,919,614

Materials — 2.46%
Sherwin-Williams Co. (The)	4,255	1,624,006

Technology — 42.34%
Adobe Systems, Inc.(a)	5,765	2,985,002
Apple, Inc.	19,560	4,557,480
Autodesk, Inc.(a)	8,800	2,424,224
Booz Allen Hamilton Holding Corp.	8,230	1,339,515
Broadridge Financial Solutions, Inc.	6,440	1,384,793
Fiserv, Inc.(a)	13,594	2,442,162
Intuit, Inc.	2,460	1,527,660

See accompanying notes which are an integral part of these financial statements.

6

Alta Quality Growth Fund
Schedule of Investments (continued)
September 30, 2024

	Shares	Fair Value
Common Stocks — 97.74% - (continued)
United States — 93.40% - (continued)
Technology — 42.34% - (continued)
MasterCard, Inc., Class A	4,600	$2,271,480
Microsoft Corp.	10,280	4,423,483
NVIDIA Corp.	9,600	1,165,824
S&P Global, Inc.	3,565	1,841,750
Visa, Inc., Class A	5,630	1,547,969
		27,911,342
Total United States		61,572,377

Total Common Stocks/Investments — 97.74% (Cost $43,770,953)		$64,436,644

Other Assets in Excess of Liabilities — 2.26%		1,489,906

Net Assets — 100.00%		$65,926,550

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

7

Guardian Capital Funds
Statements of Assets and Liabilities
September 30, 2024

		Guardian
	Guardian	Capital
	Capital	Fundamental
	Dividend	Global Equity	Alta Quality
	Growth Fund	Fund	Growth Fund
Assets
Investments in securities at fair value (cost $16,614,008, $76,244,597 and $43,770,953)	$27,438,297	$93,204,604	$64,436,644
Cash and cash equivalents	—	—	1,466,915
Dividends and interest receivable	14,034	68,011	30,209
Tax reclaims receivable	30,075	138,268	285
Receivable from Adviser	—	—	3,056
Prepaid expenses	14,447	17,223	13,316
Total Assets	27,496,853	93,428,106	65,950,425

Liabilities
Payable for fund shares redeemed	153	—	7,000
Payable for distributions to shareholders	13,687	6,395	—
Payable to Adviser	1,949	48,349	—
Payable to affiliates	8,110	9,715	8,875
Payable to auditors	4,413	4,412	4,413
Payable to trustees	229	229	229
Other accrued expenses	3,764	5,038	3,358
Total Liabilities	32,305	74,138	23,875
Net Assets	$27,464,548	$93,353,968	$65,926,550

Net Assets consist of:
Paid-in capital	$16,747,296	$71,893,779	$40,468,633
Accumulated earnings	10,717,252	21,460,189	25,457,917
Net Assets	$27,464,548	$93,353,968	$65,926,550

Institutional Shares:
Net Assets	$27,464,548	$93,353,968	$65,926,550
Shares outstanding (unlimited number of shares authorized, no par value)	1,634,821	6,630,707	3,632,399
Net asset value, offering and redemption price per share	$16.80	$14.08	$18.15

See accompanying notes which are an integral part of these financial statements.

8

Guardian Capital Funds
Statements of Operations
For the year ended September 30, 2024

		Guardian
	Guardian	Capital
	Capital	Fundamental
	Dividend	Global Equity	Alta Quality
	Growth Fund	Fund	Growth Fund
Investment Income
Dividend income (net of foreign taxes withheld of $43,479, $48,422 and $9,252)	$544,997	$1,467,368	$487,325
Interest income	—	—	35,005
Total investment income	544,997	1,467,368	522,330

Expenses
Adviser	182,987	700,773	484,390
Administration	71,684	84,320	77,928
Legal	19,000	22,000	38,140
Trustee	17,697	17,697	17,697
Audit and tax preparation	17,270	17,270	19,270
Registration	15,621	17,325	21,356
Transfer agent	13,723	20,584	20,023
Compliance services	10,000	10,000	10,000
Custodian	7,961	38,798	8,394
Report printing	4,177	5,021	13,211
Pricing	1,252	1,700	597
Miscellaneous	25,442	30,266	28,731
Total expenses	386,814	965,754	739,737
Fees contractually waived by Adviser	(154,852)	(96,636)	(229,529)
Net operating expenses	231,962	869,118	510,208
Net investment income	313,035	598,250	12,122

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	358,051	4,703,292	4,969,334
Net realized loss on foreign currency transactions	(2,007)	(38,396)	—
Net change in unrealized appreciation of investment securities	5,782,581	11,600,251	9,940,027
Net change in unrealized appreciation on foreign currency translations	1,277	8,659	—
Net realized and change in unrealized gain on investments	6,139,901	16,273,806	14,909,361
Net increase in net assets resulting from operations	$6,452,936	$16,872,056	$14,921,483

See accompanying notes which are an integral part of these financial statements.

9

Guardian Capital Funds
Statements of Changes in Net Assets

	Guardian Capital Dividend Growth
	Fund
	For the	For the
	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$313,035	$346,487
Net realized gain (loss) on investment securities transactions	356,044	(459,300)
Net change in unrealized appreciation of investment securities	5,783,858	3,433,731
Net increase in net assets resulting from operations	6,452,937	3,320,918

Distributions to Shareholders from:
Earnings	(321,603)	(572,974)
Total distributions	(321,603)	(572,974)

Capital Transactions - Institutional Shares
Proceeds from shares sold	318,604	—
Reinvestment of distributions	225,783	468,216
Amount paid for shares redeemed	(576)	—
Net increase in net assets resulting from capital transactions	543,811	468,216
Total Increase in Net Assets	6,675,145	3,216,160

Net Assets
Beginning of year	20,789,403	17,573,243
End of year	$27,464,548	$20,789,403

Share Transactions - Institutional Shares
Shares sold	20,179	—
Shares issued in reinvestment of distributions	14,464	37,055
Shares redeemed	(35)	—
Net increase in shares	34,608	37,055

See accompanying notes which are an integral part of these financial statements.

10

Guardian Capital Funds
Statements of Changes in Net Assets (continued)

	Guardian Capital Fundamental
	Global Equity Fund
	For the	For the
	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$598,250	$410,983
Net realized gain on investment securities transactions	4,664,896	1,756,488
Net change in unrealized appreciation of investment securities	11,608,910	7,534,318
Net increase in net assets resulting from operations	16,872,056	9,701,789

Distributions to Shareholders from:
Earnings	(2,590,264)	(701,199)
Total distributions	(2,590,264)	(701,199)

Capital Transactions - Institutional Shares
Proceeds from shares sold	9,046,296	41,348,047
Reinvestment of distributions	2,530,939	671,327
Amount paid for shares redeemed	(11,333,692)	(438,677)
Net increase in net assets resulting from capital transactions	243,543	41,580,697
Total Increase in Net Assets	14,525,335	50,581,287

Net Assets
Beginning of year	78,828,633	28,247,346
End of year	$93,353,968	$78,828,633

Share Transactions - Institutional Shares
Shares sold	678,055	3,697,496
Shares issued in reinvestment of distributions	198,752	59,281
Shares redeemed	(840,695)	(36,874)
Net increase in shares	36,112	3,719,903

See accompanying notes which are an integral part of these financial statements.

11

Guardian Capital Funds
Statements of Changes in Net Assets (continued)

	Alta Quality Growth Fund
	For the	For the
	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$12,122	$21,883
Net realized gain on investment securities transactions	4,969,334	73,179
Net change in unrealized appreciation of investment securities	9,940,027	8,478,170
Net increase in net assets resulting from operations	14,921,483	8,573,232

Distributions to Shareholders from:
Earnings	(73,256)	(2,565,420)
Total distributions	(73,256)	(2,565,420)

Capital Transactions - Institutional Shares
Proceeds from shares sold	7,360,473	17,106,042
Reinvestment of distributions	61,721	2,349,234
Amount paid for shares redeemed	(14,162,215)	(6,772,532)
Net increase (decrease) in net assets resulting from capital transactions	(6,740,021)	12,682,744
Total Increase in Net Assets	8,108,206	18,690,556

Net Assets
Beginning of year	57,818,344	39,127,788
End of year	$65,926,550	$57,818,344

Share Transactions - Institutional Shares
Shares sold	444,900	1,237,131
Shares issued in reinvestment of distributions	3,884	189,454
Shares redeemed	(868,276)	(489,025)
Net increase (decrease) in shares	(419,492)	937,560

See accompanying notes which are an integral part of these financial statements.

12

Guardian Capital Dividend Growth Fund – Institutional Shares
Financial Highlights
(For a share outstanding during each period)

				For the Five
				Months			For the
				Ended		For the Year	Period
	For the Years Ended September 30,			September		Ended April	Ended April
	2024	2023	2022	30, 2021 (a)		30, 2021	30, 2020(b)
Net asset value, beginning of period	$12.99	$11.24	$12.87	$12.68		$9.85	$10.00
Investment operations:
Net investment income	0.19	0.22	0.22	0.11		0.16	0.17
Net realized and unrealized gain (loss) on investments	3.82	1.89	(1.63)	0.20		2.82	(0.16)
Total from investment operations	4.01	2.11	(1.41)	0.31		2.98	0.01
Distributions from:
Net investment income	(0.20)	(0.22)	(0.22)	(0.12)		(0.15)	(0.16)
Net realized gains	—	(0.14)	—	—		—	—
Total from distributions	(0.20)	(0.36)	(0.22)	(0.12)		(0.15)	(0.16)
Net asset value, end of period	$16.80	$12.99	$11.24	$12.87		$12.68	$9.85
Total Return(c)	30.99%	18.91%	(11.11)%	2.42	% (d)	30.41%	0.10	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$27,465	$20,789	$17,573	$19,864		$19,449	$14,953
Before waiver or recoupment:
Ratio of expenses to average net assets	1.59%	1.66%	1.67%	1.78	% (e)	1.73%	1.94	% (e)
After waiver or recoupment:
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	0.95	% (e)	0.95%	0.95	% (e)
Ratio of net investment income to average net assets	1.28%	1.71%	1.71%	1.94	% (e)	1.40%	1.64	% (e)
Portfolio turnover rate	8%	7%	25%	6	% (d)	47%	29	% (d)

(a)	The Fund changed its fiscal year end to September 30.

(b)	For the period May 1, 2019 (commencement of operations) to April 30, 2020.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

Guardian Capital Fundamental Global Equity Fund - Institutional Shares
Financial Highlights
(For a share outstanding during each period)

					For the
					Period
					Ended
	For the Years Ended September 30,				September
	2024	2023	2022	2021	30, 2020(a)
Net asset value, beginning of period	$11.95	$9.83	$12.84	$10.62	$10.00
Investment operations:
Net investment income	0.09	0.07	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	2.43	2.16	(2.65)	2.22	0.62
Total from investment operations	2.52	2.23	(2.62)	2.25	0.64
Distributions from:
Net investment income	(0.09)	(0.05)	(0.02)	(0.03)	(0.02)
Net realized gains	(0.30)	(0.06)	(0.37)	—	—
Total from distributions	(0.39)	(0.11)	(0.39)	(0.03)	(0.02)
Net asset value, end of period	$14.08	$11.95	$9.83	$12.84	$10.62
Total Return(b)	21.45%	22.73%	(21.15)%	21.19%	6.39	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$93,354	$78,829	$28,247	$29,756	$22,862
Before waiver or recoupment:
Ratio of expenses to average net assets	1.10%	1.13%	1.51%	1.53%	1.82	% (d)
After waiver or recoupment:
Ratio of expenses to average net assets	0.99%	0.99%	0.99%	0.99%	0.99	% (d)
Ratio of net investment income to average net assets	0.68%	0.58%	0.28%	0.22%	0.26	% (d)
Portfolio turnover rate	24%	4%	4%	14%	10	% (c)

(a)	For the period December 19, 2019 (commencement of operations) to September 30, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

14

Alta Quality Growth Fund - Institutional Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.27	$12.56	$17.65	$13.80	$12.57
Investment operations:
Net investment income (loss)	— (a)	0.01	(0.04)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments	3.90	2.51	(4.70)	3.91	1.59
Total from investment operations	3.90	2.52	(4.74)	3.86	1.61
Distributions from:
Net investment income	—	—	—	(0.01)	(0.05)
Net realized gains	(0.02)	(0.81)	(0.35)	—	(0.33)
Total from distributions	(0.02)	(0.81)	(0.35)	(0.01)	(0.38)
Net asset value, end of year	$18.15	$14.27	$12.56	$17.65	$13.80
Total Return(b)	27.33%	21.04%	(27.45)%	27.96%	12.92%
Ratios/Supplemental Data:
Net assets, end of year (000 omitted)	$65,927	$57,818	$39,128	$51,805	$38,490
Before waiver or recoupment:
Ratio of expenses to average net assets	1.15%	1.16%	1.18%	1.18%	1.30%
After waiver or recoupment:
Ratio of expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	0.02%	0.04%	(0.24)%	(0.32)%	0.14%
Portfolio turnover rate	27%	22%	19%	16%	26%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

15

Guardian Capital Funds
Notes to the Financial Statements
September 30, 2024

NOTE 1. ORGANIZATION

The Guardian Capital Dividend Growth Fund (“Guardian Dividend Fund”), Guardian Capital Fundamental Global Equity Fund (“Guardian Equity Fund”) and Alta Quality Growth Fund (“Alta Growth Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified (Guardian Dividend Fund and Alta Growth Fund) and non-diversified (Guardian Equity Fund) series of Capitol Series Trust (the “Trust”). The Funds are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Guardian Capital LP (the “Adviser”). The Alta Growth Fund’s sub-adviser is Alta Capital Management, LLC (“Alta Capital”). Alta Capital and Guardian Capital are under the common control of Guardian Capital Group and as such are corporate affiliates. The Guardian Equity Fund’s sub-adviser is GuardCap Asset Management Limited, a non-U.S. wholly-owned subsidiary of Guardian Capital LP domiciled in the United Kingdom. The investment objective of the Guardian Dividend Fund is to provide long-term capital appreciation and current income. The investment objective of the Guardian Equity Fund is to provide long-term capital appreciation. The investment objective of the Alta Growth Fund is to seek long-term growth of capital with lower than market volatility.

Each Fund currently offers one class of shares, Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging

16

Guardian Capital Funds
Notes to the Financial Statements (continued)
September 30, 2024

streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial

17

Guardian Capital Funds
Notes to the Financial Statements (continued)
September 30, 2024

statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Guardian Dividend Fund and the Guardian Equity Fund intend to distribute their net investment income quarterly and their net realized long-term and short-term capital gains, if any, at least annually. The Alta Growth Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds. For the fiscal year October 31, 2024, the Funds did not make any reclassifications.

18

Guardian Capital Funds
Notes to the Financial Statements (continued)
September 30, 2024

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

19

Guardian Capital Funds
Notes to the Financial Statements (continued)
September 30, 2024

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

20

Guardian Capital Funds
Notes to the Financial Statements (continued)
September 30, 2024

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Guardian Dividend Fund
Common Stocks (a)	$27,188,532	$—	$—	$27,188,532
Money Market Funds	249,765	—	—	249,765
Total	$27,438,297	$—	$—	$27,438,297

Guardian Equity Fund
Common Stocks (a)	$92,122,653	$—	$—	$92,122,653
Money Market Funds	1,081,951	—	—	1,081,951
Total	$93,204,604	$—	$—	$93,204,604

Alta Growth Fund
Common Stocks (a)	$64,436,644	$—	$—	$64,436,644
Total	$64,436,644	$—	$—	$64,436,644

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser manages its Funds’ investments under the terms of the investment advisory agreement with the Trust with respect to each Fund (each an “Agreement”). As compensation for its management services, each Fund pays the Adviser a fee based on the Fund’s average daily net assets as follows:

	Guardian Dividend	Guardian Equity
	Fund	Fund	Alta Growth Fund
Management fee rate	0.75%	0.80%	0.75%
Management fees earned	$182,987	$700,773	$484,390
Fees waived/expenses reimbursed	$(154,852)	$(96,636)	$(229,529)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of each Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of

21

Guardian Capital Funds
Notes to the Financial Statements (continued)
September 30, 2024

the Guardian Dividend Fund’s, 0.99% of the Guardian Equity Fund’s average daily net assets through January 31, 2025 (“Expense Limitation”), and 0.79% of the Alta Growth Fund’s average daily net assets through January 31, 2026. During any fiscal year that the Agreements between each Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed with respect to each Fund it advises, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This Expense Limitation agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time.

As of September 30, 2024, each respective Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

		Guardian
		Dividend
Recoverable Through		Fund
September 30, 2025		$147,961
September 30, 2026		144,066
September 30, 2027		154,852

	Guardian	Alta Growth
Recoverable Through	Equity Fund	Fund
September 30, 2025	$109,000	$192,184
September 30, 2026	102,610	183,313
September 30, 2027	96,636	229,529

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the

22

Guardian Capital Funds
Notes to the Financial Statements (continued)
September 30, 2024

Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Guardian	Guardian	Alta Growth
	Dividend Fund	$Equity Fund	Fund
Purchases	$2,463,654	21,059,436	$17,050,141
Sales	$1,996,064	$22,938,220	$24,365,373

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended September 30, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At September 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Guardian	Guardian	Alta Growth
	Dividend Fund	Equity Fund	Fund
Gross unrealized appreciation	$10,921,097	$17,991,355	$20,838,281
Gross unrealized depreciation	(86,870)	(2,155,162)	(172,591)
Net unrealized appreciation/(depreciation) on investments	$10,834,227	$15,836,193	$20,665,690
Tax cost of investments	$16,604,070	$77,368,411	$43,770,954

23

Guardian Capital Funds
Notes to the Financial Statements (continued)
September 30, 2024

The tax character of distributions paid for the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

	Guardian Dividend Fund		Guardian Equity Fund		Alta Growth Fund
	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary income(a)	$328,123	$346,641	$564,474	$297,126	$—	$—
Long-term capital gains	—	229,867	2,021,237	400,284	73,256	2,565,420
Total	$328,123	$576,508	$2,585,711	$697,410	$73,256	$2,565,420

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Guardian
	Dividend	Guardian	Alta Growth
	Fund	Equity Fund	Fund
Undistributed ordinary income	$9,052	$—	$46,679
Undistributed long-term capital gains	—	5,623,827	4,745,548
Distributions payable	(13,687)	(6,395)	—
Accumulated capital and other losses	(112,639)	—	—
Unrealized appreciation on investments(a)	10,834,526	15,842,757	20,665,690
Unrealized appreciation on foreign currency translations	—	—	—
Total accumulated earnings	$10,717,252	$21,460,189	$25,457,917

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses.

As of September 30, 2024, the Guardian Dividend Fund had available for tax purposes unused capital loss carryforwards of $112,639 and $- of short-term and long-term capital loss carryforwards, respectively, with no expiration, which was available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments

24

Guardian Capital Funds
Notes to the Financial Statements (continued)
September 30, 2024

in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2024, the Guardian Dividend Fund, Guardian Equity Fund and Alta Growth Fund had 29.7%, 26.4% and 42.3% of the value of its net assets invested in stocks within the Technology sector, respectively.

NOTE 8. BENEFICAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. As of September 30, 2024, Alexandria Bancorp Limited owned 99%, 32% and 54% of the Guardian Dividend Fund, Guardian Equity Fund and Alta Growth Fund, respectively. National Financial Services LLC owned 65% of the Guardian Equity Fund. As a result, Alexandria Bancorp Limited and National Financial Services LLC may be deemed to control the Funds.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

25

Report of Independent Registered Public Accounting Firm

To the Shareholders of Alta Quality Growth Fund, Guardian Capital Dividend Growth Fund and Guardian Capital Fundamental Global Equity Fund and the Board of Trustees of Capitol Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Alta Quality Growth Fund, Guardian Capital Dividend Growth Fund, and Guardian Capital Fundamental Global Equity Fund (collectively referred as the “Funds”) (three of the funds constituting Capitol Series Trust (the “Trust”)), including the schedules of investments, as of September 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting Capitol Series Trust) at September 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Capitol Series Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Alta Quality Growth Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the five years in the period ended September 30, 2024
Guardian Capital Fundamental Global Equity Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the four years ended September 30, 2024 and the period from December 19, 2019 (commencement of operations) to September 30, 2020
Guardian Capital Dividend Growth Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For the three years ended September 30, 2024, the five-month period ended September 30, 2021, the year ended April 30, 2021, and the period from May 1, 2019 (commencement of operations) to April 30, 2020

26

Report of Independent Registered Public Accounting Firm

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

Cincinnati, Ohio
November 26, 2024

27

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Guardian	Guardian Equity
	Dividend Fund	Fund	Alta Growth Fund
Qualified Dividend Income	100%	100%	—%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	Guardian	Guardian Equity
	Dividend Fund	Fund	Alta Growth Fund
Qualified Business Income	—%	—%	—%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2024 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	Guardian	Guardian Equity
	Dividend Fund	Fund	Alta Growth Fund
Dividends Received Deduction	98%	100%	—%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	Guardian	Guardian Equity
	Dividend Fund	Fund	Alta Growth Fund
Long-Term Capital Gains Distributions	$—	$2,021,237	$73,256

28

Investment Advisory and Sub-Advisory Agreements
Approval (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS FOR THE ALTA QUALITY GROWTH FUND, GUARDIAN CAPITAL DIVIDEND GROWTH FUND AND GUARDIAN CAPITAL FUNDAMENTAL GLOBAL EQUITY FUND AND APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS FOR THE ALTA QUALITY GROWTH FUND AND THE GUARDIAN CAPITAL FUNDAMENTAL GLOBAL EQUITY FUND

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on March 13 and 14, 2024, the Trust’s Board of Trustees (the “Board”), which consists entirely of Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the following advisory agreements and related arrangements with respect to the Alta Quality Growth Fund (the “Alta Fund”), the Guardian Capital Dividend Growth Fund (the “Guardian Dividend Growth Fund”) and the Guardian Capital Fundamental Global Equity Fund (the “Guardian Global Equity Fund,” together the “Guardian Funds” and collectively with the Alta Fund the “Funds”), each a series of the Trust:

1) Continuation of the Investment Advisory Agreement with Alta Capital Management, LLC (“Alta Capital”) on behalf of the Alta Fund (the “Alta Capital Advisory Agreement”);

2) Approval of a new Investment Advisory Agreement between the Trust and Guardian Capital LP (“Guardian Capital”) on behalf of the Alta Fund (the “New Guardian Capital Advisory Agreement”);

3) Approval of a new Investment Subadvisory Agreement between Guardian Capital and its wholly owned subsidiary, Alta Capital, on behalf of the Alta Fund (the “New Alta Capital Subadvisory Agreement”);

4) Continuation of the Investment Advisory Agreements between the Trust and Guardian Capital with respect to the Guardian Funds (the “Guardian Funds Advisory Agreements”); and

5) Continuation of the Investment Subadvisory Agreement between Guardian Capital and its wholly owned subsidiary, GuardCap Asset Management Limited (“GuardCap”) with respect to the Guardian Global Equity Fund (the “GuardCap Subadvisory Agreement”).

The aforementioned agreements are collectively referred to herein as the “Advisory Agreements.”

Prior to the meeting, the Trustees received and considered information from each of Alta Capital, Guardian Capital and GuardCap, and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Alta Capital Advisory Agreement, the New Guardian Capital Advisory Agreement, the New Alta Capital Subadvisory Agreement, the Guardian Funds Advisory Agreements and the GuardCap Subadvisory Agreement, including, but not limited to, each of Alta Capital’s, Guardian Capital’s and GuardCap’s response to counsel’s due diligence letters requesting information relevant to the approvals of the respective Investment Advisory Agreements and Subadvisory Agreements, the current operating expense limitation agreement between the Trust and Alta Capital with respect to the Alta Fund (the “Alta Capital Expense Limitation Agreement”), the proposed operating expense limitation agreement between the Trust and Guardian Capital with respect to the Alta Fund to become effective concurrently with the New Guardian Capital Advisory Agreement (the “New Guardian Capital Expense Limitation Agreement”), the operating

29

Investment Advisory and Sub-Advisory Agreements
Approval (Unaudited) (continued)

expense limitation agreements between the Trust and Guardian Capital with respect to each of the Guardian Funds (the “Guardian Funds Expense Limitation Agreements”), and peer group expense and performance data provided by Broadridge for comparison purposes (collectively, the “Support Materials”) for each of the Funds.

Prior to considering the approval and continuation of the “Advisory Agreements” as noted, the Trustees also considered and discussed with counsel information provided by Guardian Capital and Alta Capital with respect to the change in advisory structure on behalf of the Alta Fund, including the rationale for Alta Capital and Guardian Capital simultaneously seeking Board approval of (1) the continuation of the Investment Advisory Agreement with Alta Capital; (2) the approval of a new Investment Advisory Agreement between the Trust and Guardian Capital; and (3) approval of new investment subadvisory agreement between Guardian Capital and Alta Capital.

On this topic, counsel had reminded the Trustees that Alta Capital currently is the sole investment adviser to the Alta Fund and is responsible for providing all investment advisory services pursuant the Alta Capital Advisory Agreement. He further reminded the Trustees that Alta Capital is a wholly-owned subsidiary of Guardian Capital, and that Guardian Capital currently serves as the investment adviser for two other series of the Trust: Guardian Dividend Growth Fund, which it manages directly; and Guardian Global Equity Fund for which it oversees the subadvisory services provided by another of its wholly-owned subsidiaries, GuardCap.

Counsel noted that similar to the advisory/sub-advisory arrangements in place for the Guardian Global Equity Fund, Guardian Capital is seeking to alter the investment management structure of the Alta Fund to create certain corporate and operational efficiencies for Guardian Capital, Alta Capital, and the Alta Fund and have a consistent management and oversight structure for both Funds in the Trust that employ a Guardian Capital wholly-owned subsidiary as an investment sub-adviser. The Trustees further noted that Guardian Capital and Alta Capital had represented to the Board that none of these proposed structural changes would change the nature or level of services provided to the Alta Fund, the personnel providing such advisory services to the Alta Fund, or result in an increase in the aggregate advisory fees paid by the Alta Fund for those services, which are 0.75% in both cases. He noted that the named portfolio managers of the Alta Fund will remain the same and they will continue to perform their respective portfolio manager roles as employees of Alta Capital. Finally, the Trustees noted and considered counsel’s opinion letter making the determination that the change in advisory structure for the Alta Fund to align with the adviser/subadvisory structure of the Guardian Funds would not constitute a change of control or a change of management with respect to the Alta Fund’s advisory services, and therefore, would not constitute an “assignment” of the advisory agreement as defined in Section 2(a)(4) of the 1940 Act, and therefore, would not require shareholder vote.

At various times, the Trustees reviewed the Support Materials with Alta Capital, Guardian Capital, GuardCap, Trust management, and with counsel to the Independent Trustees. The Trustees also noted the completeness of the Support Materials that Alta Capital, Guardian Capital and GuardCap had provided, which included materials provided in response to both initial and supplemental due diligence requests. Representatives from Alta Capital, Guardian Capital and GuardCap met with the Trustees and provided further information, including but not limited to, information concerning the following: the services that Alta Capital provides to the Alta Fund and the management fees that the Fund pays for those services; the proposed services that Guardian Capital will provide to the Alta

30

Investment Advisory and Sub-Advisory Agreements
Approval (Unaudited) (continued)

Fund and the management fees that the Alta Fund will pay for those services under the terms of the New Guardian Capital Advisory Agreement; the services that Alta Capital will provide on behalf of the Alta Fund under the terms of the New Alta Capital Subadvisory Agreement; the proposed subadvisory fee negotiated between Guardian Capital and Alta Capital on behalf of the Alta Fund; the services that Guardian Capital provides to the Guardian Funds and the respective management fees that each Fund pays for those services; the services provided by GuardCap pursuant to the GuardCap Subadvisory Agreement; the subadvisory fee between Guardian Capital and GuardCap with respect to the Guardian Global Equity Fund; each Adviser’s business strategy for the Funds individually and as a whole; Adviser and Subadviser resources available to service the respective Funds, including compliance resources; other investment strategies managed by Alta Capital, Guardian Capital and GuardCap; the portfolio management, research and other resources of GuardCap that are utilized in the subadvisory structure for the Guardian Global Equity Fund, Guardian Capital’s oversight of GuardCap and anticipated oversight of Alta Capital under the new advisory structure for the Alta Fund; business continuity and succession planning; each firm’s ownership structure and financial condition as reflected in its financial statements; and the profitability of the Funds to each Adviser and Subadviser. This information, together with the information provided to the Board throughout the course of the year, formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the Advisory Agreements, the Trustees reviewed the terms and the form of each Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the approval each Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

Together with the Support Materials, and after having received and reviewed investment performance, compliance, operating, and distribution reports of each Fund on a quarterly basis since that Fund’s inception, the Trustees discussed the facts and factors relevant to the approval of the Advisory Agreements, which reflected their knowledge of Alta Capital’s, Guardian Capital’s and GuardCap’s services to each Fund, as applicable. The Trustees discussed the services that Alta Capital, Guardian Capital and GuardCap each provide to the Funds, as reflected in their respective responses, including portfolio management, stock selection, trade execution, asset allocation, proxy voting and, from their own resources, marketing activities. The Trustees also noted the comparative fee and performance information for each Fund relative to its Morningstar category and to a custom peer group compiled by Broadridge. The Trustees discussed Alta Capital’s, Guardian Capital’s and GuardCap’s organizational structure and ownership, noting Alta Capital and GuardCap are wholly-owned subsidiary companies of Guardian Capital. The Trustees also reviewed each Fund’s profitability and discussed the growth of assets of each Fund since its inception, the capital stock activity in the Funds during calendar year 2023, and each firm’s continued commitments to promote the Funds. The Board also noted Guardian Capital’s plans with regard to the Funds, and in particular, its desire to align the advisory structure of the Alta Fund with that of the other Guardian Funds, whereby Guardian Capital would serve as investment adviser to the Alta Fund and Alta Capital would serve as investment subadviser. The Trustees also noted the continuity of the portfolio management

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teams for each of the Funds, including that of the Alta Fund upon effectiveness of the New Guardian Capital Advisory Agreement and New Alta Capital Subadvisory Agreement.

In determining whether to approve the Advisory Agreements, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided or to be provided by each of Alta Capital, Guardian Capital, and GuardCap to the Alta Fund, Guardian Dividend Growth Fund and Guardian Global Equity Fund, as applicable; (2) the cost of the services provided and the profits realized by each of Alta Capital, Guardian Capital and GuardCap from services rendered to the Trust with respect to the Alta Fund, Guardian Dividend Growth Fund and Guardian Global Equity Fund, as applicable; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fees for each Fund reflect such economies of scale for the Fund’s benefit; and (5) other financial benefits to Alta Capital, Guardian Capital, GuardCap and their affiliates resulting from services rendered to the Funds. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year and the Support Materials, the Board considered whether the overall arrangements between the Trust and each of Alta Capital, Guardian Capital and GuardCap, as set forth in the Advisory Agreements continue to be fair and reasonable in light of the services that each Adviser performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. After reviewing the Support Materials and considering other information provided to the Board during the course of the previous year, the Board determined that it had all the information it deemed reasonably necessary to make an informed decision about the approval of the Advisory Agreements, as follows: (I) continuation of Alta Capital Advisory Agreement on behalf of the Alta Fund for an additional one-year period; (II) approval of the New Guardian Capital Advisory Agreement on behalf of the Alta Fund for an initial two-year term; (III) approval of the New Alta Capital Subadvisory Agreement on behalf of the Alta Fund for an initial two-year term; (IV) continuation of the Guardian Capital Advisory Agreements on behalf of the Guardian Dividend Growth Fund and the Guadian Global Equity Fund for an additional one-year period; and (V) continuation of the GuardCap Subadvisory Agreement on behalf of the Guardian Global Equity Fund for an additional one-year period. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the aforementioned Advisory Agreements are summarized below.

Alta Fund – Alta Capital Advisory Agreement

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Alta Capital provides under the Alta Capital Advisory Agreement, noting that such services include but are not limited to the following: (1) investing the Alta Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Alta Capital effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Alta Fund; (6) performing compliance services on behalf of the Alta Fund. They also noted that from its own resources, Alta Capital provides marketing support services to the

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Fund and its intermediary partners. The Trustees noted that there were no changes to the services that Alta Capital provides to the Alta Fund under the terms of the Alta Capital Advisory Agreement. The Trustees considered Alta Capital’s capitalization and its assets under management and the support and commitment of Alta Capital’s parent company. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers. The Trustees also noted the research models utilized by Alta Capital to manage the Fund’s portfolio in accordance with its investment strategy.

The Trustees also noted the Alta Fund’s performance compared to its benchmark indices, the S&P 500 Index and the Russell 1000 Growth Index, including the fact that the Fund’s one-year return of 30.71% had outperformed the S&P 500 Index, and underperformed compared to the Russell 1000 Growth Index, for period ended December 31, 2023, but had underperformed compared to both the S&P 500 Index and the Russell 1000 Growth Index for the three- and five-year, and since inception periods ended December 31, 2023. The Trustees also considered the Alta Fund’s performance compared to the Large Growth Morningstar category and the Broadridge custom peer group. They noted that the Broadridge custom peer group was comprised of actively managed, institutional, single funds from the Morningstar Large Growth category with filters applied for funds with concentrated portfolios and assets under $200 million. The Trustees noted that the Alta Fund’s performance lagged the Morningstar category median for the one-, three- and five-year and since inception periods ended December 31, 2023. The Trustees noted that the Alta Fund outperformed the Broadridge custom peer group median the one-year period ended December 31, 2023, and underperformed compared to the custom peer group median for the three- and five-year and since inception periods ended December 31, 2023. The Trustees also evaluated Alta Capital’s GIPS compliant performance presentation for the Large Cap Quality Growth Composite, and noted that the composite total return net of fees, outperformed the S&P 500 Index and underperformed the Russell 1000 Growth Index for the year ended December 31, 2023. The Trustees considered Alta Capital’s discussion and explanation with regard to periods of unfavorable performance. Based upon the foregoing, the Trustees concluded that they are satisfied with the nature, extent, and quality of services that Alta Capital provides to the Alta Fund under the Alta Capital Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Alta Fund pays to Alta Capital under the Alta Capital Advisory Agreement, as well as Alta Capital’s profitability from the services that it renders to the Fund, noting the said services were slightly profitable during the last fiscal year. The Trustees also noted the Alta Fund’s growth in assets over the prior year, and expansion of platform availability.

Comparative Fee and Expense Data. The Trustees noted that the Alta Fund’s gross expense ratio was higher than the Morningstar category average and median, but was lower than the average and median for the Broadridge custom peer group. The Trustees also noted that the Alta Fund’s net expense ratio of 79 basis points, given the effect of the expense limitation arrangements in place was slightly higher than both the Morningstar category median and average, and lower than the median and average for the Broadridge custom peer group. The Trustees noted that the Alta Fund’s contractual management fee of 0.75% was higher than the Morningstar category median and average, and equal to the Broadridge custom peer group median and slightly higher than the custom peer group average. They further considered the fees paid by Alta Capital’s separately managed accounts and other investment advisory relationships to other accounts with similar investment objectives and

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strategies to that of the Alta Fund, noting the differences in the services provided to these accounts compared to the services provided to the Alta Fund. In particular, they noted that Alta Capital has additional responsibilities with respect to the Alta Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that Alta Capital’s advisory fee continues to be reasonable.

Morningstar Ranking. The Trustees noted the overall Morningstar ranking for the Alta Fund as presented in the Support Materials. Morningstar fund ratings are a purely quantitative, backward-looking measure of a fund’s past performance, measured from one to five stars. Star ratings are calculated at the end of every month. The overall star rating for the Fund is based on a weighted average (rounded to the nearest integer) of the number of stars assigned to it in the three-, five-, and ten-year rating periods. The Trustees observed that for the period ended December 31, 2023 the Alta Fund had the following overall Morningstar rating of two stars.

Economies of Scale. The Trustees considered whether the Alta Fund may benefit from any economies of scale. They noted that the Alta Fund was moderately profitable but did not find that any material economies of scale exist at this time, and determined that fee breakpoints are not currently necessary or appropriate.

Other Benefits. The Trustees noted that Alta Capital does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Alta Fund’s portfolio transactions. The Trustees noted that Alta Capital had confirmed that there were no economic or other benefits to the Adviser associated with the selection or use of any particular providers for the Alta Fund’s portfolio, and noted the benefit to the Alta Fund of the cross-selling of the Alta Fund’s shares by Guardian’s wholesalers. The Trustees concluded that all things considered, Alta Capital does not receive material additional financial benefits from services rendered to the Alta Fund.

Conclusions. Based upon Alta Capital’s presentation to the Board and the Support Materials considered in connection with the renewal of the Alta Capital Advisory Agreement, as well as the information provided throughout the course of the year and since the Fund’s inception, the Board concluded that the overall arrangements between the Trust and Alta Capital, as set forth in the Alta Capital Advisory Agreement, are fair and reasonable in light of the services that Alta Capital performs, the investment advisory fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

Alta Fund – New Guardian Capital Advisory Agreement and New Alta Capital Subadvisory Agreement

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Guardian Capital will provide to the Alta Fund under the New Guardian Capital Advisory Agreement and that Alta Capital will provide under the New Alta Capital Subadvisory Agreement, noting that such services include but are not limited to the following: (1) obtaining and evaluating such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties under the Advisory Agreement and Subadvisory Agreement, respectively; (2) investing the Alta Fund’s assets consistent with the

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Fund’s investment objective and investment policies; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that Guardian Capital and/or Alta Capital effects on behalf of the Fund; (6) selecting broker-dealers to execute orders on behalf of the Fund; and (7) performing compliance services on behalf of the Fund. They also noted that from its own resources, Alta Capital provides marketing support services to the Fund and its intermediary partners. The Trustees further noted that Guardian Capital has delegated responsibility for the day-to-day management of the Fund to Alta Capital. The Trustees noted Guardian Capital’s explanation of the change in advisory structure for the Alta Fund to align with its business model across the organization. The Trustees also noted the continuity in the portfolio management of the Alta Fund upon implementation of the change in advisory structure. The Trustees considered Alta Capital’s capitalization and its assets under management and the support and commitment of Alta Capital’s parent company. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers. The Trustees also noted the research models utilized by Alta Capital to manage the Fund’s portfolio in accordance with its investment strategy.

The Trustees evaluated the Alta Fund’s performance. The Trustees noted the Alta Fund’s performance compared to its benchmark indices, the S&P 500 Index and the Russell 1000 Growth Index, including the fact that the Fund’s one-year return of 30.71% had outperformed the S&P 500 Index, and underperformed compared to the Russell 1000 Growth Index, for period ended December 31, 2023, but had underperformed compared to both the S&P 500 Index and the Russell 1000 Growth Index for the three- and five-year, and since inception periods ended December 31, 2023. The Trustees also considered the Alta Fund’s performance compared to the Large Growth Morningstar category and the Broadridge custom peer group. They noted that the Broadridge custom peer group was comprised of actively managed, institutional, single funds from the Morningstar Large Growth category with filters applied for funds with concentrated portfolios and assets under $200 million. The Trustees noted that the Alta Fund’s performance lagged the Morningstar category median for the one-, three- and five-year and since inception periods ended December 31, 2023. The Trustees noted that the Alta Fund outperformed the Broadridge custom peer group median the one-year period ended December 31, 2023, and underperformed compared to the custom peer group median for the three- and five-year and since inception periods ended December 31, 2023. The Trustees also evaluated Alta Capital’s GIPS compliant performance presentation for the Large Cap Quality Growth Composite, and noted that the composite total return net of fees, outperformed the S&P 500 Index and underperformed the Russell 1000 Growth Index for the year ended December 31, 2023.The Trustees considered Alta Capital’s discussion and explanation with regard to periods of unfavorable performance. Based upon the foregoing, the Trustees concluded that they were satisfied with the nature, extent, and quality of services that Guardian Capital and Alta Capital will each provide to the Alta Fund under the New Guardian Capital Advisory Agreement and the New Alta Capital Subadvisory Agreement, respectively.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Alta Fund will pay to Guardian Capital under the New Guardian Capital Advisory Agreement, as well as the sub-advisory fee that Guardian Capital will pay to Alta Capital under the New Alta Capital Subadvisory Agreement. In that regard, the Trustees noted that the Alta Fund’s current management fee of 0.75% and total net asset ratio of 0.79% would remain the same with the

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implementation of Guardian Capital as the Fund’s Adviser and Alta Capital as the Fund’s Subadviser. The Trustees noted that Guardian Capital will pay a subadvisory fee of 0.60% to Alta Capital, subject to a contractual waiver of 0.20% of this subadvisory fee by Alta Capital until Fund assets under management reach $100 million. The Trustees also considered Alta Capital’s profitability from the services that it currently renders to Alta Fund, and considered the pro forma profitability of Guardian Capital from the services that it will render to the Alta Fund pursuant to the New Guardian Capital Advisory Agreement. In that regard, the Trustees noted that the Alta Fund was slightly profitable to Alta Capital during the prior year, but that the Fund is not expected to be profitable to Guardian Capital in the current fiscal year. The Trustees also noted the Alta Fund’s growth in assets over the prior year, and expansion of platform availability.

Comparative Fee and Expense Data. The Trustees noted that the Alta Fund’s gross expense ratio was higher than the Morningstar category average and median, but was lower than the average and median for the Broadridge custom peer group. The Trustees also noted that the Alta Fund’s net expense ratio of 79 basis points, given the effect of the expense limitation arrangements in place was slightly higher than both the Morningstar category median and average, and lower than the median and average for the Broadridge custom peer group. The Trustees noted that the Alta Fund’s contractual management fee of 0.75% was higher than the Morningstar category median and average, and equal to the Broadridge custom peer group median and slightly higher than the custom peer group average. They further considered the fees paid by Alta Capital’s separately managed accounts and other investment advisory relationships to other accounts with similar investment objectives and strategies to that of the Alta Fund, noting the differences in the services provided to these accounts compared to the services provided to the Alta Fund. In particular, they noted that Guardian Capital and Alta Capital will each have additional responsibilities with respect to the Alta Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that both Guardian Capital’s advisory fee and Alta Capital’s subadvisory fee is reasonable.

Morningstar Ranking. The Trustees noted the overall Morningstar ranking for the Alta Fund as presented in the Support Materials. Morningstar fund ratings are a purely quantitative, backward-looking measure of a fund’s past performance, measured from one to five stars. Star ratings are calculated at the end of every month. The overall star rating for the Fund is based on a weighted average (rounded to the nearest integer) of the number of stars assigned to it in the three-, five-, and ten-year rating periods. The Trustees observed that for the period ended December 31, 2023 the Alta Fund had the following overall Morningstar rating of two stars.

Economies of Scale. The Trustees considered whether the Alta Fund may benefit from any economies of scale. They did not find that any material economies of scale exist at this time, and determined that fee breakpoints are not currently necessary or appropriate.

Other Benefits. The Trustees noted that Alta Capital does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Alta Fund’s portfolio transactions. The Trustees noted that Guardian Capital had confirmed that there were no economic or other benefits to Alta Capital or its affiliates associated with the selection or use of any particular providers for the Alta Fund’s portfolio. The Trustees concluded that all things considered,

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neither Guardian Capital nor Alta Capital will receive material additional financial benefits from services rendered to the Alta Fund.

Conclusions. Based upon Guardian Capital and Alta Capital’s presentation to the Board and the Support Materials considered in connection with the approval of the New Guardian Capital Advisory Agreement and the New Alta Capital Subadvisory Agreement on behalf of the Alta Fund, as well as the information provided throughout the course of the year and since the Fund’s inception, the Board concluded that the overall arrangements between the Trust, Guardian Capital, and Alta Capital, as set forth in the New Guardian Capital Advisory Agreement and the New Alta Capital Subadvisory Agreement are fair and reasonable in light of the services that Guardian Capital and Alta Capital will each perform, the investment advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

Guardian Dividend Growth Fund

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Guardian Capital provides under the Guardian Capital Advisory Agreement on behalf of the Guardian Dividend Growth Fund, noting that such services include but are not limited to the following: (1) investing the Guardian Dividend Growth Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Guardian Capital effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; (6) performing compliance services on behalf of the Fund. They also noted that from its own resources, Guardian Capital provides marketing support services to the Fund and its intermediary partners. The Trustees noted no changes to the services that Guardian Capital provides to the Guardian Dividend Growth Fund under the terms of the Guardian Capital Advisory Agreement. The Trustees considered Guardian Capital’s capitalization and its assets under management and the support and commitment of Guardian Capital’s parent company. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers. The Trustees also noted the research models utilized by Guardian Capital to manage the Fund’s portfolio in accordance with its investment strategy.

The Trustees evaluated the Guardian Dividend Growth Fund’s performance, noting that the Fund underperformed its benchmark, the MSCI World Index, for the one-year and since inception periods ended December 31, 2023, and outperformed the benchmark index for the three-year period ended December 31, 2023. The Trustees further considered the Guardian Dividend Growth Fund’s performance compared to the Large Blend Morningstar category and the Broadridge custom peer group. They noted that the Broadridge custom peer group was comprised of funds from the Morningstar Global Small/Mid Stock and Global Large-Stock Blend categories with an emphasis on selecting funds that have a dividend focused strategy. The Trustees noted that the Guardian Dividend Growth Fund outperformed the Morningstar category median for the one-year, three-year, and since inception periods ended December 31, 2023. The Trustees also noted that the Guardian Dividend Growth Fund’s performance was equal to the Broadridge custom peer group median for the one-year period ended December 31, 2023, and exceeded the performance of the Broadridge custom peer group median for the three-year and since inception periods ended December 31, 2023. The Trustees also evaluated Guardian’s GIPS compliant performance presentation for the Global Dividend

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Composite, and noted that the composite total return net of fees, outperformed the benchmark index for the year ended December 31, 2022. Based upon the foregoing, the Trustees concluded that they were satisfied with the nature, extent, and quality of services that Guardian Capital provides to the Guardian Dividend Growth Fund under the Guardian Capital Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Guardian Dividend Growth Fund pays to Guardian Capital under the Guardian Capital Advisory Agreement, as well as Guardian Capital’s profitability from the services that it renders to the Guardian Dividend Growth Fund, noting the said services were not profitable during the last fiscal year and were projected to be slightly profitable in the current fiscal year should projected asset growth materialize.

Comparative Fee and Expense Data. The Trustees noted that the Guardian Dividend Growth Fund’s gross total expense ratio was higher than the median and average of both the Morningstar category and the Broadridge custom peer group. The Trustees noted that the Guardian Dividend Growth Fund’s total net expense ratio of 0.95%, which reflected the contractual expense limitation agreement, was higher than the median and average of both the Morningstar category and the Broadridge custom peer group. The Trustees evaluated the Guardian Dividend Growth Fund’s contractual management fee of 0.75%, which was equal to the Morningstar category average and median, equal to the median of the Broadridge custom peer group and slightly higher than the average of the Broadridge custom peer group. They further considered the fees paid by Guardian Capital’s separately managed accounts and other investment advisory relationships to other accounts with similar investment objectives and strategies to that of the Guardian Dividend Growth Fund, noting the differences in the services provided to these accounts compared to the services provided to the Guardian Dividend Growth Fund. In particular, they noted that Guardian Capital has additional responsibilities with respect to the Guardian Dividend Growth Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that Guardian Capital’s advisory fee continues to be reasonable.

Morningstar Ranking. The Trustees noted the overall Morningstar ranking for the Guardian Dividend Growth Fund as presented in the Support Materials. Morningstar fund ratings are a purely quantitative, backward-looking measure of a fund’s past performance, measured from one to five stars. Star ratings are calculated at the end of every month. The overall star rating for the Fund is based on a weighted average (rounded to the nearest integer) of the number of stars assigned to it in the three-, five-, and ten-year rating periods. The Trustees observed that for the period ended December 31, 2023 the Guardian Dividend Growth Fund had the following overall Morningstar rating of three stars.

Economies of Scale. The Trustees considered whether the Guardian Dividend Growth Fund may benefit from any economies of scale. They noted that the Guardian Dividend Growth Fund was not profitable and did not find that any material economies of scale exist at this time, and determined that fee breakpoints are not currently necessary or appropriate.

Other Benefits. The Trustees noted that Guardian Capital does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Guardian Dividend

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Growth Fund’s portfolio transactions. The Trustees noted that Guardian Capital had confirmed that there were no economic or other benefits to the Guardian Capital or its affiliates associated with the selection or use of any particular providers for the Guardian Dividend Growth Fund’s portfolio. The Trustees concluded that all things considered, Guardian Capital does not receive material additional financial benefits from services rendered to the Guardian Dividend Growth Fund.

Conclusions. Based upon Guardian Capital’s presentation to the Board and the Support Materials considered in connection with the renewal of the Guardian Capital Advisory Agreement, as well as the information provided throughout the course of the year and since the Guardian Dividend Growth Fund’s inception, the Board concluded that the overall arrangements between the Trust and Guardian Capital, as set forth in the Guardian Capital Advisory Agreement, are fair and reasonable in light of the services that Guardian Capital performs, the investment advisory fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

Guardian Global Equity Fund

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Guardian Capital provides to the Guardian Global Equity Fund under the Guardian Capital Advisory Agreement and that GuardCap provides under the GuardCap Subadvisory Agreement, noting that such services include but are not limited to the following: (1) obtaining and evaluating such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties under the Advisory Agreement and Subadvisory Agreement, respectively; (2) investing the Guardian Global Equity Fund’s assets consistent with the Fund’s investment objective and investment policies; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that Guardian Capital and/or GuardCap effects on behalf of the Fund; (6) selecting broker-dealers to execute orders on behalf of the Fund; and (7) performing compliance services on behalf of the Fund. They also noted that from its own resources, Guardian Capital provides marketing support services to the Fund and its intermediary partners. The Trustees further noted that Guardian Capital has delegated responsibility for the day-to-day management of the Fund to GuardCap. The Trustees noted no changes to the services that Guardian Capital provides to the Guardian Global Equity Fund under the terms of the Guardian Capital Advisory Agreement nor to changes to the services that GuardCap provides under the terms of the GuardCap Subadvisory Agreement. The Trustees considered GuardCap’s capitalization and its assets under management and the support and commitment of GuardCap’s parent company. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers. The Trustees also noted the research models utilized by GuardCap to manage the Fund’s portfolio in accordance with its investment strategy.

The Trustees evaluated the Guardian Global Equity Fund’s performance, noting that the Guardian Global Equity Fund underperformed its benchmark, the MSCI World Index, for the one- and three-year and since inception periods ended December 31, 2023. The Trustees considered the Guardian Global Equity Fund’s performance compared to the Global Large Stock Growth Morningstar category and the Broadridge custom peer group. They noted that the Broadridge custom peer group was comprised of institutional actively managed funds from the Global Large Stock Growth Morningstar category with filters excluding fund of funds, retirement share classes and funds with a

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12b-1 fee. The Trustees noted that the Guardian Global Equity Fund underperformed compared to the Morningstar category median for the one-year period ended December 31, 2023, but outperformed the Morningstar category median for the three-year and since inception periods ended December 31, 2023. The Trustees further noted that the Guardian Global Equity Fund underperformed compared to the Broadridge custom peer group median for the one-year period ended December 31, 2023, outperformed the custom peer group for the three-year period and was equal to the performance of the custom peer group median for the since inception period ended December 31, 2023. The Trustees also evaluated Guardian’s GIPS compliant performance presentation for the Fundamental Global Equity Composite, and noted that the composite total return net of fees was slightly lower than the benchmark index for the year ended December 31, 2022. Based upon the foregoing, the Trustees concluded that they were satisfied with the nature, extent, and quality of services that Guardian Capital and GuardCap each provide to the Guardian Global Equity Fund under the Guardian Capital Advisory Agreement and the GuardCap Subadvisory Agreement, respectively.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Guardian Global Equity Fund pays to Guardian Capital under the Guardian Capital Advisory Agreement, as well as the sub-advisory fee that Guardian Capital pays to GuardCap under the GuardCap Subadvisory Agreement. The Trustees also considered Guardian Capital’s profitability from the services that it renders to the Guardian Global Equity Fund pursuant to the Guardian Capital Advisory Agreement, noting the said services were moderately profitable during the last fiscal year and were projected to be moderately profitable in the current fiscal year should projected asset growth materialize.

Comparative Fee and Expense Data. The Trustees noted that the Guardian Global Equity Fund’s total gross expense ratio was lower than the median and average of both the Morningstar category and the Broadridge custom peer group. The Trustees also noted that the Guardian Global Equity Fund’s total net expense ratio of 0.99%, reflecting the contractual expense limitation arrangement with Guardian Capital, was higher than the average and median of the Morningstar category and slightly higher than the average and median of the custom peer group. The Trustees evaluated the Guardian Global Equity Fund’s contractual management fee of 0.80% which was higher than the Morningstar category median and average, equal to Broadridge custom peer group median, and lower than the peer group average. They further considered the fees paid by GuardCap’s separately managed accounts and other investment advisory relationships to other accounts with similar investment objectives and strategies to that of the Guardian Global Equity Fund, noting the differences in the services provided to these accounts compared to the services provided to the Guardian Global Equity Fund. In particular, they noted that Guardian Capital and GuardCap each have additional responsibilities with respect to the Guardian Global Equity Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that both Guardian Capital’s advisory fee and GuardCap’s subadvisory fee continue to be reasonable.

Morningstar Ranking. The Trustees noted the overall Morningstar ranking for the Guardian Global Equity Fund as presented in the Support Materials. Morningstar fund ratings are a purely quantitative, backward-looking measure of a fund’s past performance, measured from one to five stars. Star ratings are calculated at the end of every month. The overall star rating for the Fund is based on a weighted

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average (rounded to the nearest integer) of the number of stars assigned to it in the three-, five-, and ten-year rating periods. The Trustees observed that for the period ended December 31, 2023 the Guardian Global Equity Fund had the following overall Morningstar rating of four stars.

Economies of Scale. The Trustees considered whether the Guardian Global Equity Fund may benefit from any economies of scale. They noted that the Guardian Global Equity Fund was moderately profitable but did not find that any material economies of scale exist at this time, and determined that fee breakpoints are not currently necessary or appropriate.

Other Benefits. The Trustees noted that GuardCap does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Guardian Global Equity Fund’s portfolio transactions. The Trustees noted that Guardian Capital had confirmed that there were no economic or other benefits to GuardCap or its affiliates associated with the selection or use of any particular providers for the Guardian Global Equity Fund’s portfolio. The Trustees concluded that all things considered, neither Guardian Capital nor GuardCap receives material additional financial benefits from services rendered to the Guardian Global Equity Fund.

Conclusions. Based upon Guardian Capital and GuardCap’s presentation to the Board and the Support Materials considered in connection with the renewal of the Guardian Capital Advisory Agreement and the GuardCap Subadvisory Agreement on behalf of the Guardian Global Equity Fund, as well as the information provided throughout the course of the year and since the Fund’s inception, the Board concluded that the overall arrangements between the Trust, Guardian Capital, and GuardCap, as set forth in the Guardian Capital Advisory Agreement and the GuardCap Subadvisory Agreement are fair and reasonable in light of the services that Guardian Capital and GuardCap each perform, the investment advisory fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

41

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 957-0681;(2) on the Fund’s website at www.guardiancapitalfunds.com; and (3) on the Commission’s website http:// www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 221 East 4th Street, Suite 2900 Cincinnati, OH 45202

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Tiffany R. Franklin, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISERS Guardian Capital LP 199 Bay Street, Suite 3100 P.O. Box 201 Toronto, Ontario M5L 1E8	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

NOT APPLICABLE.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

NOT APPLICABLE.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) NOT APPLICABLE.

(b) NOT APPLICABLE.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) NOT APPLICABLE.

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4) NOT APPLICABLE.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	12/9/2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	12/9/2024